SEC. FILE NOS. 2-49291
811-2421

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 31
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 31

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, Secretary
The Tax-Exempt Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Robert E. Carlson, Esq.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. Flower Street, 23rd Floor
Los Angeles, CA  90071-2371
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on July 15, 2002, pursuant to paragraph (b) of rule 485.


THE TAX-EXEMPT BOND FUND OF AMERICA(R)
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND(SM)
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA(SM)

SUPPLEMENT TO PROSPECTUS DATED
July 15, 2002

Beginning July 15, 2002, Class R-5 shares of the American Funds listed above will be available to certain clients of the Personal Investment Management Group of Capital Guardian
Trust Company. Accordingly, the prospectus for these funds is supplemented as follows:

FEES AND EXPENSES OF THE FUNDS - pages 6-7

Shareholder Fees (paid directly from your investment)

                                                       Class R-5

Maximum sales charge imposed on purchases
(as a percentage of offering price)                       none
Maximum sales charge imposed on reinvested dividends      none
Maximum deferred sales charge                             none
Redemption or exchange fees                               none


Annual Fund Operating Expenses (deducted from fund assets)

                                                      Class R-5/1/

THE TAX-EXEMPT BOND FUND OF AMERICA
Management Fees                                            0.35%
Distribution and/or Service (12b-1) Fees                   none
Other Expenses                                             0.14%
Total Annual Fund Operating Expenses                       0.49%

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Management Fees                                            0.41%
Distribution and/or Service (12b-1) Fees                   none
Other Expenses                                             0.18%
Total Annual Fund Operating Expenses                       0.59%

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

Management Fees                                            0.38%
Distribution and/or Service (12b-1) Fees                   none
Other Expenses                                             0.21%
Total Annual Fund Operating Expenses                       0.59%

/1/ Based on estimated amounts for the current fiscal year.


Example

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             One Year      Three Years    Five Years    Ten Years

THE TAX-EXEMPT BOND FUND OF AMERICA
Class R-5     $50           $157          $274            $616

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Class R-5     $60           $189          $329            $738

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
Class R-5     $60           $189          $329            $738

PURCHASE AND EXCHANGE OF SHARES - pages 17-18

Class R-5 Shares

Class R-5 shares of the funds are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.


SALES CHARGES - pages 18-19

Class R-5 Shares

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

The Tax-Exempt Bond Fund of America, Inc.
Investment portfolio, February 28, 2002                                                       (unaudited)
[PIE CHART
Geographic
   Breakdown
                                                                  Texas           10.17%
                                                               Illinois            10.16
                                                             Washington             6.89
                                                               New York             5.44
                                                             California             5.12
                                                                Florida             4.76
                                                           Other states             50.6
                                                      Cash & short-term             6.86
[end pie chart]

[pie chart]
Quality ratings
Aaa/AAA 42.01%
Aa/AA 15.61
A/A 10.12
Baa/BBB 11.05
Below investment-grade 14.35
Cash & short-term equivalents 6.86
[end chart]
                                                                                  Principal        Market
                                                                                     amount         value
Fixed income securities - 93.14%                                                      (000)         (000)

Alabama  -  1.06%
Public School and College Auth., Capital Improvement Pool                          $   5,255   $     5,732
 Bonds, Series 2001-A, 5.625% 2015
Special Care Fac. Fncg. Auth. of the City of                                           9,000         9,029
 Huntsville - Carlton Cove, Retirement Fac. Rev. Bonds
 (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031
Jefferson County, Sewer Rev. Capital Improvement Warrants,                             2,865         2,840
 Series 1999A, FGIC Insured, 5.125% 2029
Health Care Auth. of Lauderdale County and the City of                                 1,150         1,256
 Florence, Coffee Health Group, Series 2000-A Bonds,
 MBIA Insured, 5.50% 2009
21st Century Auth., Tobacco Settlement Rev. Bonds:
 Series 2000, 5.75% 2020                                                               1,500         1,520
 Series 2001, 5.50% 2021                                                               6,000         5,876

Alaska  -  1.87%
Housing Fin. Corp.:
 Collateralized Bonds (Veterans Mortgage Program):
  Series 1992A-1, 6.75% 2032                                                           1,495         1,529
  Series A-1, 5.30% 2017                                                               6,740         6,867
Municipality of Anchorage:
 1995 G.O. Ref. General Purpose Bonds, Series B, FGIC                                  2,895         3,335
 Insured, 6.00% 2012
 Municipal Light & Power, Senior Lien Ref. Electric Rev.                               5,000         6,019
 Bonds, Series 1996, MBIA Insured,  6.50% 2014
North Slope Borough, G.O. Bonds, Series 1997A, MBIA                                   10,935         8,497
 Insured, 0% 2008
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds:
 Series 2000:
  5.60% 2010                                                                           1,000         1,057
  5.70% 2011                                                                           4,890         5,168
  5.80% 2012                                                                           4,785         5,056
 Series 2001, 5.375% 2021                                                              9,050         8,827


Arizona  -  0.35%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West),                             3,655         3,896
 Series 1999A, 6.125% 2009
State Transportation Board, Subordinated Highway Rev.                                  1,850         1,910
 Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Industrial Dev. Auth. of the County of Maricopa, Health                                2,850         2,949
 Fac. Rev. Bonds (Catholic Healthcare West Project),
 1998 Series A, 5.25% 2006


Arkansas  -  0.04%
Dev. Fin. Auth., Tobacco Settlement Rev. Bonds                                         1,000           970
 (Biosciences Institutes and College of Public Health
 Projects), Series 2001, 5.125% 2028


California  -  5.12%
G.O. Bonds, 5.00% 2021                                                                 7,000         6,928
Educational Facs. Auth., Rev. Bonds, Stanford University,                              3,000         3,082
 Series N, 5.35% 2027
Housing Fin. Agcy., Single Family Mortgage Bonds, 1997
 Series C-4, Class I:
 5.10% 2007                                                                            1,445         1,546
 5.20% 2009                                                                            1,065         1,135
Statewide Communities Dev. Auth., Apartment Dev. Rev.                                  4,000         4,139
 Ref. Bonds (Irvine Apartment Communities, LP), Series
 1998A-3, 5.10% 2025 (Put 2010)
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev.                            1,460         1,517
 Bonds, Subordinated Series B, 5.85% 2015
Association of Bay Area Governments , Fin. Auth. For
 Nonprofit Corps., Ref. Rev. Cert. of Part.:
 (American Baptist Homes of the West Facs. Project),
 Series 1997B:
  5.50% 2007                                                                           1,210         1,184
  6.20% 2027                                                                           1,675         1,520
 (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                2,000         2,017
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                                2,500         2,373
 Dist. No. 98-1, Special Tax Bonds, Series 1998,
 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project Rev.                                  1,000         1,081
 Bonds (Carson Ice-Gen Project), Series 1993, 6.10% 2013
 (Preref. 2003)
County of El Dorado, Community Facs. Dist. No. 1992-1                                    985         1,017
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special Tax                              2,000         2,144
 Bonds, Series 1999, 7.00% 2024
City of Fontana, Community Facs. Dist. No. 12 (Sierra                                  1,000         1,061
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine Limited Obligation Improvement Bonds:
 Assessment Dist. No. 94-13 (Oak Creek), Group One,                                    2,000         1,956
 5.50% 2022
 Assessment Dist. No. 94-13 (Oak Creek), Group Two,                                    1,250         1,288
 6.00% 2022
 Assessment Dist. No. 97-17 (Northwood), Group One,                                    1,500         1,546
 6.00% 2023
City of Long Beach:
 Aquarium of the Pacific, Rev. Bonds (Aquarium of the
 Pacific Project), 1995 Series A:
  6.10% 2010 (Preref. 2005)                                                            4,000         4,497
  6.125% 2015 (Preref. 2005)                                                           5,000         5,625
  6.125% 2023 (Preref. 2005)                                                          12,500        14,064
  MBIA Insured, 6.125% 2023 (Preref. 2005)                                             2,000         2,250
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the                               2,150         2,376
 Pacific Project), Series 2001, AMBAC Insured, 5.50% 2015
City of Los Angeles Regional Airports Improvement Corp.,
 Facs. Lease Ref. Rev. Bonds (L.A. Intl. Airport):
 Delta Air Lines, Inc., Issue of 1996, 6.35% 2025                                      2,500         2,226
 United Air Lines, Inc., Issue of 1992, 6.875% 2012                                    2,000         1,500
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina del
 Rey), 1993 Series A:
  6.25% 2003                                                                           2,400         2,476
  6.50% 2008                                                                           4,750         4,975
 Los Angeles Community College Dist., G.O. Bonds, 2001                                10,500        11,489
 Election, Series A, 5.50% 2016
County of Orange, Aliso Viejo Special Tax Bonds of
 Community Facs. Dist. No. 88-1, Series A of 1992:
 7.15% 2006 (Preref. 2002)                                                             2,000         2,094
 7.35% 2018 (Preref. 2002)                                                             2,000         2,095
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                   3,075         3,304
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Central Roseville Community Facs. Dist. No. 1,
 Special Tax Ref. Bonds, Series 1999:
  5.30% 2007                                                                           2,795         2,939
  5.80% 2017                                                                           3,410         3,433
 Woodcreek West Community Facs. Dist. No. 1, Special                                   1,465         1,572
 Tax Bonds, Series 1999, 6.50% 2015
Sacramento Cogeneration Auth., Cogeneration Project Rev.
 Bonds (Procter & Gamble Project), 1995 Series:
 6.00% 2003                                                                            2,200         2,296
 6.375% 2010                                                                             500           536
 6.375% 2010 (Preref. 2005)                                                              500           574
County of Sacramento, Laguna Creek Ranch/Elliott Ranch                                   500           521
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021
County of San Bernardino Housing Auth., Multifamily Housing                            1,500         1,520
 Rev. Ref. Bonds (Equity Residential/Redlands Lawn &
 Tennis Apartments), Issue 1999A, 5.20% 2029 (Put 2009)
County of San Diego, Reassessment Dist. No. 97-1                                         995         1,031
 (4-S Ranch), Limited Obligation Improvement Bonds,
 6.25% 2012
San Marcos Public Facs. Auth., Ref. Rev. Bonds, Series                                 3,000         3,036
 1998, 5.80% 2027
San Marcos Unified School Dist., Community Facs. Dist.                                 1,000           953
 No. 5 (Rancho Carrillo), Series 1999 Special Tax Bonds,
 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                   1,195         1,256
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond
 Anticipation Notes (South Tahoe Redev. Project Area
 No. 1):
 Series 1999A, 7.30% 2007                                                              7,000         7,297
 Series 1999B, 7.30% 2007                                                              1,905         1,986
The Regents of the University of California, Various                                   2,000         2,035
 University of California Projects, 1993 Series A,
 5.50% 2021
Washington Township Health Care Dist., Rev. Bonds,                                     1,300         1,323
 Series 1999, 5.00% 2014


Colorado  -  4.22%
Health Facs. Auth., Hospital Rev. Bonds (PorterCare                                    3,800         3,981
 Adventist Health System Project), Series 2001,
 6.50% 2031
 Catholic Health Initiatives, Series 2001:
  5.50% 2014                                                                           3,000         3,146
  5.50% 2015                                                                           4,250         4,424
 PorterCare Adventist Health System Project, Series 2001,
 6.50% 2031
Housing and Fin. Auth.:
 Multi-family Housing Insured Mortgage Rev. Bonds:
  1982 Series A, 9.00% 2025                                                            1,515         1,519
  1997 Series C-3, 5.65% 2015                                                          1,300         1,301
 Single Family Housing Program Senior and
 Subordinate Bonds:
  1997 Series:
   A-3, 7.00% 2016                                                                     1,005         1,065
   B-3, 6.80% 2028                                                                       585           626
   C-3, 6.75% 2017                                                                       655           699
  1998 Series:
   B-3, 6.55% 2025                                                                     4,735         5,089
   D-3, 6.125% 2023                                                                    1,840         1,977
Arapahoe County, Capital Improvement Trust Fund
 Highway Rev. Bonds (E-470 Project):
 6.90% 2015 (Preref. 2005)                                                             2,500         2,918
 6.95% 2020 (Preref. 2005)                                                            17,500        20,455
City and County of Denver, Airport System Rev. Bonds,
 Series 1992A:
 7.25% 2025 (Preref. 2002)                                                             1,920         2,037
 7.25% 2025 (Preref. 2002)                                                            14,210        15,079
E-470 Public Highway Auth. Senior Rev. Bonds, Series                                   7,500           690
 2000B, (Capital Appreciation Bonds), 0% 2034
Eagle County, Bachelor Gulch Metropolitan Dist.,                                       3,400         3,543
 G.O. Bonds, Series 1999, 6.70% 2019
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 6.40% 2017                                                                            1,000           989
 6.45% 2021                                                                            2,175         2,139
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.35% 2014                                                                            1,010         1,007
 6.63% 2039                                                                            2,000         1,934
Metropolitan Football Stadium Dist., Capital Appreciation
 Sales Tax Rev. Bonds, MBIA Insured:
 Series 1999A:
  0% 2008                                                                              2,675         2,125
  0% 2011                                                                              2,600         1,759
  0% 2012                                                                              4,700         3,013
 Series 1999B, 0% 2006                                                                 4,000         3,510
North Range Metropolitan Dist. No.1 (City of Commerce                                  3,775         3,709
 City), Adams County, Limited Tax G.O. Bonds, Series 2001,
 7.25% 2031
Northwest Parkway Public Highway Auth., Rev. Bonds,                                    2,800         2,872
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree),                            5,415         5,370
 Rev. Bonds (Rampart Range Metropolitan Dist. No. 2
 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax                              7,310         7,333
 G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  0.97%
G.O. Bonds, 2001 Series B, 5.375% 2016                                                 1,900         2,038
Dev. Auth., Pollution Control Rev. Ref. Bonds (The                                     5,025         5,136
 Connecticut Light and Power Co. Project), Series 1993A,
 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds, University                              1,800         1,847
 of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A:/1/
 6.25% 2002 (Escrowed to Maturity)                                                     1,000         1,025
 6.375% 2004 (Escrowed to Maturity)                                                    1,985         2,191
 6.50% 2005 (Escrowed to Maturity)                                                     1,490         1,684
 6.40% 2011                                                                            2,025         2,154
 6.40% 2011 (Preref. 2007)                                                             2,470         2,883
Mohegan Tribe of Indians, Gaming Auth. Priority
 Distribution Payment, Public Improvement Bonds,
 Series 2001:
 5.375% 2011                                                                           1,000         1,005
 6.00% 2016                                                                            1,000         1,015
 6.25% 2021                                                                            1,500         1,534
 6.25% 2031                                                                            1,500         1,529


Delaware  -  0.04%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula                                 1,000         1,025
 United Methodist Homes, Inc. Issue), Series 1997A,
 6.00% 2009


District of Columbia  -  0.89%
G.O. Bonds:
 Series 1993A, AMBAC Insured, 5.875% 2005 (Escrowed                                    2,125         2,332
 to Maturity)
 Series 1993B-1, AMBAC Insured, 5.50% 2009                                             1,500         1,645
Convention Center Auth. (Washington, D.C.), Senior Lien                                5,750         5,347
 Dedicated Tax Rev. Bonds, Series 1998, AMBAC Insured,
 4.75% 2028
Hospital Rev. Ref. Bonds:
 Medlantic Healthcare Group, Inc. Issue, Series 1992B,                                 1,030         1,053
 6.50% 2002 (Escrowed to Maturity)
 Washington Hospital Center Issue, Series 1992A, 7.00%                                 1,170         1,223
  2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                   1,000         1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                  4,000         4,168
 Series 2001D, 6.875% 2031 (Put 2007)                                                  5,000         5,345


Florida  -  4.76%
Arbor Greene Community Dev. Dist. (City of Tampa,
 Hillsborough County), Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                                 915           973
 Series 1998, 5.75% 2006                                                                 340           342
 Series 2000, 6.50% 2007                                                                 710           722
Capital Region Community Dev. Dist. (Tallahassee), Capital                             1,000         1,010
 Improvement Rev. Bonds, Series 2001A-2, 6.85% 2031
Championsgate Community Dev. Dist., Capital Improvement                                1,410         1,380
 Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev. Dist.
 (Clay County), Special Assessment Bonds:
 Series 1995, 8.25% 2016 (Preref. 2005)                                                1,020         1,186
 Series 2000C, 7.10% 2030                                                              7,000         7,387
Fishhawk Community Dev. Dist. (Hillsborough County),                                   3,000         3,043
 Special Assessment Rev. Bonds, Series 2000, 6.65% 2007
Fleming Island Plantation Community Dev. Dist.                                         3,000         3,193
 (Clay County), Series 2000B (Long Term), 7.375% 2031
The Groves Community Dev. Dist. (Pasco County), Special                                1,125         1,135
 Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                                 1,500         1,493
 Capital Improvement Rev. Bonds, Series 2001B, 6.35% 2010
Harbour Lake Estates Community Dev. Dist. (Miramar),                                   3,500         3,514
 Special Assessment Bonds,  Series 2001, 6.40% 2006
Heritage Harbor Community Dev. Dist. Rev. Bonds,                                       1,285         1,287
 Series B, 6.00%  2003
Heritage Isles Community Dev. Dist., Special Assessment                                1,000           999
 Rev. Bonds, 5.90% 2006
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                 680           677
 Series 1999, 6.25% 2004                                                               3,290         3,313
Heritage Pines Community Dev. Dist. (Pasco County),                                    2,325         2,297
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                  1,575         1,586
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales,
 Polk County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                              1,000         1,014
 Series 2001B, 6.40% 2011                                                              2,750         2,756
Lake Powell Residential Golf Community Dev. Dist. (Bay                                 3,720         3,744
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),                                1,235         1,217
 Special Assessment Rev. Bonds, Series 2001B, 6.00% 2011
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,
 Inc. Project):
  5.80% 2006                                                                           1,005         1,021
  6.25% 2017                                                                           5,550         5,109
 Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
  5.25% 2006                                                                           1,150         1,172
  5.50% 2010                                                                           1,500         1,505
  5.75% 2012                                                                           1,360         1,373
  5.75% 2013                                                                           1,840         1,842
  5.75% 2015                                                                           1,900         1,868
  5.50% 2021                                                                           1,550         1,414
  5.50%, 2029                                                                          7,750         6,876
Marshall Creek Community Dev. Dist. (St. Johns County),
 Special Assessment Bonds:
 Series 2000A, 7.65% 2032                                                              4,000         4,172
 Series 2000B, 6.75% 2007                                                              2,080         2,126
Meadow Pointe II, Community Dev. Dist. (Pasco County),
 Capital Improvement Rev. Bonds:
 Series 1998A, 5.25% 2003                                                                 60            60
 Series 1998B, 5.50% 2005                                                                465           464
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                1,480         1,480
 Capital Improvement Rev. Bonds, Series 2001-1, 5.90% 2006
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref.                               5,495         5,992
 Bonds, Series 2001A, (Miami Children's Hospital Project),
 AMBAC Insured, 5.625% 2016
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993D,                                     500           511
 6.10% 2022
North Broward Hospital Dist., Improvement Rev. Bonds,                                  2,500         2,547
 Series 2001, 6.00% 2031
North Springs Improvement Dist. Special Assessment Bonds                                  35            35
 (Parkland Isles Project) Series 1997B, 6.25% 2005
Northern Palm Beach County Improvement Dist., Water
 Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                             910           980
  7.30% 2027                                                                           1,500         1,599
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                             950           969
  5.90% 2019                                                                           1,085         1,092
  6.00% 2029                                                                           1,100         1,104
City of Orlando, Special Assessment Rev. Bonds (Conroy
 Road Interchange Project), Series 1998A:
 5.50% 2010                                                                            1,000         1,006
 5.80% 2026                                                                            1,000           980
Palm Beach County, Health Facs. Auth. Retirement Community                             2,750         2,734
 Rev. Bonds (Adult Communities Total Services, Inc.
 Obligated Group), Series 1996, 5.625% 2020
River Ridge Community Dev. Dist. (Lee County), Capital                                   485           481
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sampson Creek Community Dev. Dist. (St. Johns County),                                 2,750         2,803
 Capital Improvement Rev. Bonds, Series 2000A, 6.95% 2031
Stoneybrook West Community Dev. Dist. (City of Winter
 Garden, Orange County), Special Assessment Rev. Bonds:
 Series 2000A, 7.00% 2032                                                              1,775         1,815
 Series 2000B, 6.45% 2010                                                              1,950         1,980
University Place Community Development Dist.
 (Manatee County):
 Series 2001A, 7.00% 2032                                                              1,000         1,009
 Series 2001B, 6.10% 2007                                                              2,000         2,004
Urban Orlando Community Dev. Dist. (City of Orlando),
 Capital Improvement Rev. Bonds, Series 2001A:
 6.40% 2010                                                                            6,000         6,005
 6.95% 2033                                                                            4,000         3,982
Vista Lakes Community Dev. Dist. (City of Orlando),                                    1,375         1,383
 Capital Improvement Rev. Bonds, Series 2000B, 6.35% 2005
Waterlefe Community Dev. Dist. (Manatee County), Capital
 Improvement Rev. Bonds:
 Series 2001A, 6.95% 2031                                                                500           507
 Series 2001B, 6.25% 2010                                                              1,580         1,582


Georgia  -  2.16%
G.O. Bonds, Series 2001B, 5.25% 2016                                                  10,000        10,578
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                        1,215         1,388
 Project One Senior Bond, Fourth Crossover Series,                                     5,700         6,651
 MBIA Insured, 6.50% 2012
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994A, AMBAC                                    1,000         1,151
 Insured, 6.50% 2009
 Fulco Hospital Auth., Rev. Anticipation Certificates,
 Georgia Baptist Health Care System Project:
  Series 1992A (Preref. 2002):
   6.40% 2007                                                                          1,000         1,044
   6.25% 2013                                                                          2,100         2,190
   6.375% 2022                                                                         1,595         1,664
  Series 1992B, 6.375% 2022 (Preref. 2002)                                               610           637
 Tax Allocation Bonds (Atlantic Station Project),
 Series 2001:
  7.75% 2014                                                                           3,000         2,944
  7.90% 2024                                                                          10,000         9,848
 Water and Wastewater Rev. Bonds, Series 1999,                                         8,500         9,245
 FGIC Insured, 5.50% 2022
Housing Auth. of the County of DeKalb,                                                 5,995         6,083
 Multi-family Housing Rev. Ref. Bonds
 (The Park at Briarcliff Apartments
 Project), Series 1998A, 4.55% 2028 (Put 2008)


Hawaii  -  0.43%
G.O. Bonds of 1997, Series CN, FGIC Insured,                                           3,000         3,159
 5.25% 2013
City and County of Honolulu:
 G.O. Bonds:
  Ref. and Improvement Series, 1993B:
   5.00% 2013                                                                          1,370         1,450
   5.00% 2013 (Escrowed to Maturity)                                                     630           676
  Series 2001A, FSA Insured, 5.375% 2012                                               2,000         2,172
 Wastewater System Rev. Bonds (First Bond
  Resolution), Senior Series 2001, AMBAC Insured:
  5.50% 2015                                                                           1,875         2,019
  5.50% 2016                                                                           1,000         1,071



Illinois  -  10.16%
G.O. Bonds, Illinois FIRST, Series of                                                  2,000         2,193
 May 2001, FSA Insured, 5.50% 2016
Build Illinois Bonds (Sales Tax Rev. Bonds),
 Illinois FIRST:
 Series of March 2001, 5.50% 2016                                                      3,000         3,213
 Series of June 2001:
  5.50% 2016                                                                           7,470         8,000
  5.50% 2017                                                                           8,000         8,511
 Series of September 2001:
  5.375% 2015                                                                          2,500         2,667
  5.375% 2016                                                                          1,500         1,591
Civic Center Bonds (Special State Obligation                                           6,500         7,514
  Bonds),Series 1991, AMBAC Insured, 6.25% 2020
Dev. Fin. Auth., Rev. Bonds, Series 1998A,                                             5,120         5,569
 (Provena Health), MBIA Insured, 5.50% 2010
Educational Facs. Auth., Rev. Bonds:
 MJH Education Assistance Illinois III LLC,                                            1,500         1,566
  Series 1999D, AMBAC Insured, 5.45% 2014
 Wesleyan University, Series 1993, 5.625% 2018                                         1,490         1,523
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998A:
    5.00% 2007                                                                           700           735
    5.00% 2007 (Escrowed to Maturity)                                                    920           994
    5.00% 2008                                                                           810           849
    5.00% 2008 (Escrowed to Maturity)                                                  1,060         1,145
    4.50% 2009                                                                           840           846
    4.50% 2009 (Preref. 2008)                                                          1,090         1,156
    4.625% 2010                                                                        1,310         1,318
    4.625% 2010 (Preref. 2008)                                                         1,690         1,805
   Series 1998B:
    4.875% 2013                                                                        2,130         2,132
    4.875% 2013 (Preref. 2008)                                                           330           358
    MBIA Insured, 5.25% 2018                                                           2,115         2,147
    MBIA Insured, 5.25% 2018 (Preref. 2008)                                              385           425
  Alexian Brothers Health System, Series 1999,
 FSA Insured:
   5.00% 2008                                                                          1,230         1,304
   5.25% 2012                                                                          6,960         7,343
   5.125% 2028                                                                         2,000         1,959
  Centegra Health System, Series 1998:
   5.50% 2008                                                                          1,640         1,727
   5.50% 2009                                                                          2,290         2,400
   5.50% 2010                                                                          2,440         2,541
   5.20% 2012                                                                          2,200         2,222
   5.25% 2013                                                                          2,430         2,441
   5.25% 2018                                                                          5,050         4,812
  The Children's Memorial Hospital, Series 1999A,
 AMBAC Insured:
   5.75% 2010                                                                          1,835         2,026
   5.75% 2011                                                                          1,690         1,854
  Covenant Retirement Communities, Inc.,                                               4,500         4,410
   Series 2001, 5.875% 2031
  Edward Hospital Obligated Group, Series 2001A,
 FSA Insured:
   5.50% 2012                                                                          2,545         2,767
   5.50% 2017                                                                          1,500         1,571
  Friendship Village of Schaumburg, Series 1997A,                                      4,675         3,934
 5.25% 2018
  Lutheran Senior Ministries Obligated Group -                                         2,000         2,018
 Lutheran Hillside Village Project, Series 2001A,
 7.375% 2031
  Northwestern Memorial Hospital, Series 1994A,                                        2,000         2,055
  6.00% 2024 OSF Healthcare System:
   Series 1993, 5.75% 2007                                                             5,760         6,017
   Series 1999, 6.25% 2019                                                             4,500         4,729
  Riverside Health System, Series 2000, 6.85% 2029                                     2,500         2,681
  Sherman Health Systems, Series 1997,                                                 2,595         2,774
   AMBAC Insured, 5.50% 2010
  Hospital Sisters Services, Inc. -                                                    4,000         4,310
 Obligated Group,
 Series 1998A, MBIA Insured, 5.25% 2008
  University of Chicago Hospitals and                                                  2,070         2,148
 Health System,
 Series 2001, MBIA Insured, 5.375% 2017
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.50% 2008                                                                          1,000         1,076
   5.80% 2016                                                                          8,000         8,323
  Edward Hospital Project, Series 1993A:
   5.75%  2009                                                                         1,550         1,611
   6.00% 2019                                                                          1,435         1,457
  Fairview Obligated General Project,
 1995 Series A:
   6.50% 2006                                                                            770           796
   7.40% 2023                                                                          3,000         3,015
 Rev. and Rev. Ref. Bonds:
  Evangelical  Hospitals Corp., Series C,                                              4,000         4,610
 6.25% 2022 (Escrowed to Maturity)
  Lutheran General Health, Series C, 6.00% 2018                                        2,705         2,844
Housing Dev. Auth., Multi-family Housing Bonds,                                        1,490         1,529
 1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth.,
 McCormick Place Expansion Project Bonds:
 Series 1992A, 6.50% 2027 (Preref. 2003)                                               3,910         4,230
 Ref. Bonds, Series 1996A, MBIA Insured, 0% 2024                                       5,000         1,445
City of Chicago:
 G.O. Bonds, Series 1999, FGIC Insured:
  City Colleges of Chicago Capital Improvement                                         7,700         3,835
 Project, 0% 2016
  Emergency Telephone System, Ref. Bonds,                                              2,000         2,093
 5.25% 2020
 Chicago O'Hare International Airport:
  Rev. Ref.  Senior Lien Bonds, Series 1993 A,                                         5,815         6,089
 MBIA-IBC Insured, 5.00% 2012
  Special Fac. Rev. Ref. Bonds:
   Series 1994 (American Airlines, Inc. Project)                                       2,750         2,695
 8.20% 2024
   Series 1999A (United Air Lines, Inc. Project)                                      13,355         6,677
 5.35% 2016
 Metropolitan Water Reclamation Dist. of Greater
 Chicago, Cook County, G.O. Bonds:
  Capital Improvement Bonds:
   Series of March 1993, 5.25% 2010                                                    2,275         2,524
   Series B 5.25% 2004                                                                 5,000         5,390
  Ref. Bonds, Series B 5.30% 2005                                                      5,325         5,794
 School Reform Board of Trustees of the Board of
 Education of the City of Chicago:
  Unlimited Tax G.O. Bonds, AMBAC Insured:
   Series 1997, 6.75% 2012                                                             1,000         1,214
   Series 1997A, 0% 2011                                                               2,745         1,766
  Dedicated Tax Rev., G.O. Bonds, AMBAC Insured,
 Series 1997A:
   0% 2014                                                                             7,085         3,797
   0% 2015                                                                             3,245         1,634
  Series 1998B, FGIC Insured, 0% 2014                                                  2,000         1,072
 Skyway Toll Bridge Ref. Rev. Bonds, Series 1994
 (Preref. 2004):
  6.50% 2010                                                                           9,750        10,692
  6.75% 2014                                                                           4,500         4,955
 Tax Increment Allocation Bonds (Central Loop Redev.
 Project), Capital Appreciation Bonds, Series 2000A,
 AMBAC Insured:
  0% 2007                                                                              7,000         5,622
  0% 2008                                                                              7,000         5,345
 Water Rev. Bonds, Series 1997, FGIC Insured, 0% 2014                                  3,500         1,902
County of Cook, G.O. Capital Improvement Bonds:
 Series 1996, FGIC Insured, 6.50% 2011                                                 4,000         4,750
 Series 2002 C, AMBAC Insured, 5.00% 2025                                              3,000         2,911
Regional Transportation Auth., Cook, Du Page,                                          4,500         5,985
 Kane, Lake, McHenry and Will Counties,
 G.O. Bonds, Series 1994D, FGIC Insured, 7.75% 2019
Township High School Dist. Number 205, Cook County                                     4,730         3,619
 (Thornton), G.O. Limited Capital Appreciation Bonds,
 Series 1998D, FSA Insured, 0% 2008
University of Illinois, Cert. of Part., Series A,                                      3,530         3,731
 AMBAC Insured, 5.375% 2015


Indiana  -  3.66%
State Dev. Fin. Auth.:
 Pollution Control Rev. Bonds (Inland Steel Co.                                        2,500           475
 Project No. 12), 6.85% 2012
 Rev. Ref. Bonds, Exempt Fac.-Inland Steel,                                            4,000           560
 5.75% 2011
Educational Facs. Auth., Educational Facs. Rev. Bonds                                  1,000         1,033
 (University of Evansville Project), Series 1996,
 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                             14,685        15,520
  Series 1999D, 5.25% 2016                                                             3,000         3,058
 Clarian Health Partners, Inc., Series 1996A:
  MBIA Insured, 5.25% 2008                                                             1,700         1,825
  MBIA Insured, 5.50% 2016                                                             4,000         4,153
  5.50% 2016                                                                          10,250        10,461
 Holy Cross Health System Corp., Series 1998,                                          7,095         7,590
 MBIA Insured, 5.375% 2010
 The Methodist Hospitals, Inc., Series 2001,                                           2,000         1,975
  5.50% 2031
 Sisters of St. Francis Health Services, Inc.                                          1,000         1,067
 Project, Series 1997A, MBIA Insured, 5.00% 2008
Housing Fin. Auth., Single Family Mortgage                                             1,275         1,309
 Ref. Rev. Bonds, 1992 Series A, 6.75% 2010
State Office Building Commission, Correctional                                         8,490         9,933
 Facs. Program Rev. Bonds, Series  1995B,
 AMBAC Insured, 6.25% 2012
State Revolving Fund Program Bonds,
 Series 2001A:
 5.375% 2013                                                                           2,000         2,178
 5.375% 2014                                                                           2,000         2,173
 5.375% 2015                                                                           4,000         4,311
 5.375% 2015                                                                           2,250         2,425
Transportation Fin. Auth., Airport Facs.
 Lease Rev. Bonds, Series A:
 6.50% 2007                                                                            1,000         1,047
 6.50% 2007 (Preref. 2002)                                                             3,755         3,958
 6.75% 2011 (Preref. 2002)                                                             2,400         2,534
Boone County Hospital Association, Lease Rev.                                          1,255         1,319
 Bonds, Series 2001, FGIC Insured, 5.00% 2010
City of East Chicago, Pollution Control                                                3,000           420
 Rev. Ref. Bonds, Inland Steel Co.
 Project No. 11, Series 1994, 7.125% 2007
 Hospital Auth. of the City of Fort Wayne,
 Rev. Bonds (Parkview Memorial Hospital Inc.
 Project), Series 1992:
 6.375% 2013 (Preref. 2002)                                                            4,000         4,219
 6.40% 2022 (Preref. 2002)                                                             2,000         2,110
Marion County, Convention and Recreational                                             3,370         3,611
 Facs. Auth., Excise Taxes Lease Rental Rev.
 Ref. Senior Bonds, Series 2001A, MBIA Insured,
 5.50% 2015
The Trustees of Purdue University, Purdue                                              1,250         1,331
 University Student Fee Bonds, Series R,
 5.375% 2015



Iowa  -  1.14%
Fin. Auth.:
 Econ. Dev. Rev. Bonds (Foundation for                                                 1,500         1,564
 Affordable Housing Project), Series 2000A,
  FNMA Insured, 5.65% 2033 (Put 2013)
 Hospital Rev. Bonds (Mercy Medical Center
 Project), Series 1999, FSA Insured:
  5.50% 2011                                                                           1,420         1,539
  5.60% 2012                                                                           1,375         1,488
 Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group,                                                 590           627
 1997 Series V, 5.00% 2010 (Escrowed to Maturity)
  Trinity Health Credit Group, Series 2000B,                                           5,000         5,344
  AMBAC Insured, 6.00% 2027
 Rev. Bonds (Catholic Health Initiatives),                                             3,000         3,164
 Series 2000A, 6.00% 2018
 Single Family Mortgage Bonds, 1997 Series F,                                          1,760         1,814
 5.55% 2016 Polk County, Catholic Health
 Initiatives,  Rev. Bonds, Series 1997A:
 5.50% 2007                                                                            1,520         1,644
 5.125% 2011                                                                           1,500         1,557
 5.125% 2012                                                                           3,170         3,274
Tobacco Settlement Auth., Asset-Backed Bonds,
 Series 2001B:
 5.50% 2012                                                                            3,000         3,098
 5.50% 2014                                                                            3,000         3,050


Kentucky  -  1.11%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare,
 Inc.), MBIA Insured, Series 2000A:
  6.50% 2020                                                                           8,500         8,765
  6.625% 2028                                                                          5,500         5,673
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                           1,540         1,491
  5.60% 2008                                                                             630           579
  5.60% 2009                                                                           3,305         2,989
  5.70% 2010                                                                             490           439
  5.75% 2011                                                                           2,190         1,936
  5.85% 2017                                                                           2,000         1,666
City of Ashland, Pollution Control Ref.                                                3,750         3,969
 Rev. Bonds, Series 1999 (Ashland Inc. Project),
 5.70% 2009


Louisiana  -  4.59%
Health Education Auth. (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00% 2026                                                   9,000        11,406
 (Preref. 2006)
 Rev. Ref. Bonds, Series 1998A:
  5.50% 2010                                                                           3,505         3,249
  6.15% 2018                                                                           2,000         1,810
  6.20% 2028                                                                           3,950         3,415
Local Government Environmental Facs. And                                              11,500        13,761
 Community Dev. Auth., Rev. Bonds, Capital
 Project and Equipment Acquisition Program),
 Series 2000A, AMBAC Insured, 6.30% 2030
Public Facs. Auth., Hospital Rev. Ref. Bonds
 (Franciscan Missionaries of Our Lady Health
 System Project), Series 1998A, FSA Insured:
 5.75% 2014                                                                            3,495         3,910
 5.75% 2015                                                                            3,825         4,274
 5.75% 2018                                                                            4,000         4,396
Jefferson Parish Hospital Services:
 Dist. No. 1 Parish of Jefferson (West Jefferson
 Medical Center), Hospital Rev. Bonds, Series 1998A,
 FSA Insured:
  5.25% 2011                                                                           2,070         2,198
  5.25% 2012                                                                           1,930         2,037
 Dist. No. 2, Parish of Jefferson, Hospital Rev.                                       2,000         2,142
 Bonds, Series 1998A, FSA Insured, 5.25% 2011
Lake Charles Harbor and Terminal Dist., Port                                          24,000        25,250
 Facs. Rev. Ref. Bonds (Trunkline LNG Co. Project),
 Series 1992, 7.75% 2022
Parish of Morehouse, Pollution Control Rev. Ref.                                       5,000         5,026
 Bonds, 2001 Series A, 5.25% 2013
Tobacco Settlement Auth., Asset-Backed Bonds,                                         15,000        14,714
 Series 2001B, 5.50% 2030
Parish of West Feliciana, Pollution Control Rev.
 Bonds (Gulf States Utilities Co. Project):
 Entergy Gulf States, Inc. Project, Series 1999A,                                     13,500        14,004
 5.65% 2028 (Put 2004)
 Series 1990, 9.00% 2015                                                               2,000         2,035



Maine  -  0.23%
Health and Higher Educational Facs. Auth.,
 Rev. Bonds, Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                            3,000         3,083
 7.55% 2029                                                                            2,575         2,618


Maryland  -  1.12%
Community Dev. Administration, Dept. of Housing                                        5,815         6,162
 and Community Dev., Single Family Program Bonds,
 1997 First Series, 5.25% 2005
Health and Higher Educational Facs. Auth.:
 First Mortgage Rev. Bonds, PUMH of Maryland,                                          2,400         2,380
 Inc. Issue (Heron Point of Chestertown),
 Series 1998A, 5.75% 2019
 Rev. Bonds, Howard County General Hospital Issue,
 Series 1993 (Escrowed to Maturity):
  5.50% 2013                                                                           2,000         2,131
  5.50% 2021                                                                           1,225         1,279
Anne Arundel County:
 Econ. Dev. Corp., Rev. Bonds (Golf                                                    2,200         2,210
 Course System), Series 2001, 8.25% 2028
 Special Obligation Bonds:
  Arundel Mills Project, Series 1999,                                                  5,750         6,165
 7.10% 2029
  National Business Park Project, Series 2000,                                         1,000         1,075
 7.375% 2028
Calvert County, Econ. Dev. Rev. Bonds                                                  2,500         2,930
 (Asbury-Solomons Island Fac.),
Series 1995, 8.625% 2024 (Preref. 2005)
Frederick County, Special Obligation Bonds                                             2,500         2,546
 (Urbana Community Dev. Auth.),
  Series 1998, 6.625% 2025
Prince George's County, Hospital Rev. Bonds,                                             750           780
 Dimensions Health Corp. Issue, Series 1992,
 7.25% 2017 (Preref. 2002)



Massachusetts  -  0.73%
G.O. Bonds, Consolidated Loan of 2001, Series D,                                       2,000         2,234
 MBIA Insured, 5.50% 2012
Massachusetts Bay Transportation Auth., General                                        5,000         5,796
 Transportation System Bonds, 1994 Series A Ref.
 Bonds, 7.00% 2007
Health and Educational Facs. Auth.Rev. Bonds:
 Massachusetts Institute of Technology Issue,
 Series K:
  5.375% 2017                                                                          1,000         1,089
  5.50% 2022                                                                           2,000         2,176
 Partners HealthCare System Issue, Series C:
  6.00% 2015                                                                           1,335         1,442
  6.00% 2016                                                                           1,520         1,631
Municipal Wholesale Electric Company, Power                                            2,000         2,104
 Supply Project Revenue Bonds, Nuclear Project
 No.4 Issue, MBIA Insured, 5.25% 2015
The New England Loan Marketing Corp., Student                                          1,500         1,522
 Loan Ref. Bonds, 1993 Series G, 5.20% 2002


Michigan  -  4.49%
Building Auth., 2001 Rev. Ref. Bonds, Series I                                         3,000         3,229
 (Facs. Program), 5.50% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  The Detroit Medical Center Obligated Group,
 Series 1998A:
   5.00% 2013                                                                          1,000           897
   5.00% 2014                                                                          1,525         1,347
   5.25% 2028                                                                          3,000         2,399
  Henry Ford Health System, Series 1999A:
   5.70% 2011                                                                          2,985         3,196
   5.80% 2012                                                                          1,075         1,151
  Spectrum Health:
   Series 2001A, 5.50% 2014                                                            1,000         1,055
   Series 2001B, 5.50% 2017                                                            1,100         1,136
 Hospital Rev. Ref. Bonds:
  Daughters of Charity, National Health System,                                          970         1,034
 5.50% 2005 (Escrowed to Maturity)
  The Detroit Medical Center Obligated Group:
   Series 1993A, 6.375% 2009                                                           2,000         2,035
   Series 1993B, AMBAC Insured, 5.00% 2006                                             1,000         1,058
  Genesys Health System Obligated Group, Series 1995A:
   7.10% 2002 (Escrowed to Maturity)                                                     285           295
   7.20% 2003 (Escrowed to Maturity)                                                   1,000         1,082
   8.00% 2005 (Escrowed to Maturity)                                                   8,880        10,472
   8.10% 2013 (Preref. 2005)                                                           5,000         6,003
   8.125% 2021 (Preref. 2005)                                                          4,500         5,407
   7.50% 2027 (Preref. 2005)                                                           4,520         5,255
  Hackley Hospital Obligated Group, Series 1998A:
   5.00% 2008                                                                          1,215         1,216
   5.30% 2013                                                                          2,400         2,336
  McLaren Obligated Group, Series 1993A, 5.375% 2013                                   2,985         3,019
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                           695           688
   6.00% 2014                                                                          1,000           947
   6.00% 2024                                                                          4,775         4,186
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                          2,000         2,021
   6.625% 2016                                                                         2,010         2,019
  Sparrow Obligated Group, Series 2001:
   5.25% 2010                                                                          1,000         1,038
   5.25% 2011                                                                          1,285         1,327
 Variable Rate Rev. Bonds (Ascension Health Credit Group):
  Series 1999B-3, 5.30% 2033 (Put 2006)                                                5,625         5,966
  Series 1999B-4, 5.375% 2033 (Put 2007)                                               3,000         3,179
Housing Dev. Auth., Rental Housing Rev. Bonds 1994,                                    1,600         1,637
 Series A, 6.20%  2003
Municipal Bond Auth., Public School Academy Facs. Program
 Special Obligation Rev. Bonds:
 Detroit Academy of Arts and Sciences Project,
 Series 2001A:
  7.90% 2021                                                                           1,000         1,045
  8.00% 2031                                                                           1,000         1,049
 YMCA Service Learning Academy Project, Series 2001,                                   4,150         4,281
 7.75% 2031
State Revolving Fund Rev. Bonds, Clean Water Revolving                                 5,000         5,252
 Fund Rev. Bonds, Series 2001, 5.25% 2016
Strategic Fund, Limited Obligation Ref. Rev. Bonds                                     1,000         1,040
(Detroit Edison Co. Pollution Control Bonds Project),
 Series 1995CC, AMBAC Insured, 4.85% 2030 (Put 2011)
Trunk Line Fund Bonds, Series 2001A, 5.50% 2015                                        4,000         4,329
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995B:
  7.00% 2004                                                                           2,500         2,723
  6.25% 2008                                                                           1,730         1,855
  6.25% 2009                                                                           1,195         1,273
  6.25% 2010                                                                           1,250         1,327
 Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No.                               2,900         3,324
 1 Projects), Series 1996C, 6.20% 2017 (Preref. 2006)
 School Dist. of the City of Detroit, Wayne County,                                    1,955         2,042
 School Building and Site Improvement Ref. Bonds,
 Series 1998C, FGIC Insured, 5.25% 2025
City of Flint, Hospital Building Auth. (Hurley Medical
 Center):
 Rev. Ref. Bonds, Series 1998A, 5.25% 2016                                             1,250         1,166
 Rev. Rental Bonds, Series 1998B, 5.375% 2028                                          1,000           878
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev.                                 3,000         3,008
 Ref. Bonds (William Beaumont Hospital), Series 1993G,
 5.25% 2019


Minnesota  -  0.06%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                      1,390         1,447
 1994 Series E, 5.60% 2013


Mississippi  -  0.34%
Development Bank, Special Obligation Bonds (Capital                                    7,500         7,423
Projects and Equipment Acquisition Program), Series 2001A,
 AMBAC Insured, 5.00% 2031
Hospital Equipment and Facs. Auth., Rev. Bonds, Series                                 1,000         1,023
 2000 (Forrest County General Hospital Project), FSA
 Insured, 5.50% 2027


Nebraska  -  0.01%
City of Kearney, Industrial Dev. Rev. Bonds (The Great                                 2,750           323
 Platte River Road Memorial Foundation Project),
 Series 1998, 6.75% 2028


Nevada  -  2.22%
Housing Division, Single Family Mortgage Bonds,                                          720           724
 1999 Series A-1, 4.75% 2012
Clark County:
 G.O. (Limited Tax) Bond Banks Bonds, Series 2001,                                     3,000         3,214
 FGIC Insured, 5.50% 2016
 Special Improvement Dist. No. 121 (Southern Highlands
 Area), Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                           2,500         2,655
  7.50% 2019                                                                          14,000        14,889
 Special Improvement Dist. No. 132 (Summerlin South Area                               2,235         2,276
(Villages 15A and 18)), Local Improvement Bonds,
 Series 2001, 6.75% 2021
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West),                                    7,000         6,271
 1998 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley
 Properties), Limited Obligation Ref. Bonds,
 1999 Series A:
  5.65% 2009                                                                           1,495         1,529
  5.75% 2013                                                                           3,990         3,918
  5.90% 2018                                                                           2,990         2,906
City of Las Vegas:
 G.O. (Limited Tax) Sewer and Flood Control Bonds,                                     2,855         3,043
 Series 2001, FGIC Insured, 5.375% 2015
 Special Improvement Dist. No. 808 (Summerlin Area),
 Local Improvement Bonds, Series 2001:
  6.00% 2010                                                                           1,000         1,016
  6.375% 2014                                                                          2,080         2,122
  6.75% 2021                                                                           4,500         4,583
Las Vegas Monorail Project Rev. Capital Appreciation                                   3,545         2,532
 Bonds, 1st Tier Series 2000, AMBAC Insured, 0% 2010
Truckee Meadows Water Auth., Water Rev. Bonds,                                         3,105         3,328
 Series 2001A, FSA Insured, 5.50% 2016


New Hampshire  -  0.04%
Health and Education Facs. Auth., Exeter Hospital                                      1,000         1,001
 Obligated Group Issue, Series 2001A, 5.75% 2031


New Jersey  -  2.15%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
 Improvement Dist. Project (City of Elizabeth),
 Series 1998A:
  6.375% 2018                                                                          1,000         1,121
  6.375% 2031                                                                          6,500         7,286
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                 7,000         8,339
 (Preref. 2005)
  Winchester Gardens at Ward Homestead Project,
 Series 1996A:
   8.50% 2016                                                                          4,000         4,288
   8.625% 2025                                                                         3,500         3,743
 First Mortgage Rev. Ref. Bonds (Fellowship Village
 Project), Series 1998A:
  4.95% 2005                                                                           1,230         1,251
  5.50% 2018                                                                           2,295         2,185
  Tax-Exempt Term Bonds, 5.50% 2025                                                    3,000         2,762
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac., Series A, 7.25% 2031                                 9,000         8,827
  Seabrook Village, Inc. Fac., Series 2000A, 8.25% 2030                                6,000         6,342
Housing and Mortgage Fin. Agcy., Section 8 Bonds,
 1991 Series A:
 6.80% 2005                                                                            2,570         2,625
 6.85% 2006                                                                            2,500         2,554
Gloucester County Improvement Auth., Solid Waste Resource                              1,585         1,763
 Recovery Rev. Ref. Bonds (Waste Management, Inc.
 Project), Series 1999A, 6.85% 2029 (Put 2009)

New Mexico  -  0.17%
Supplemental Severance Tax Bonds, Series 2002A,                                        3,945         4,120
 5.00% 2010


New York  -  5.44%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev. Bonds,                                   2,100         2,216
 FHA Insured, 5.45% 2017
 City University System Consolidated Third General                                     2,000         2,222
 Resolution Rev. Bonds, 1998 Series 2, AMBAC Insured,
 5.50% 2008
 Edgar Health Care Center (Nursing Home) Rev. Bonds,                                   2,375         2,437
 FHA Insured, 4.90% 2013
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997A, 6.00% 2007                                                             1,750         1,965
  Series 1997B:
   6.00% 2007                                                                          2,490         2,796
   6.00% 2007 (Preref. 2007)                                                              10            12
   5.60% 2008                                                                          1,300         1,433
  Series 1998B:
   5.375% 2009                                                                         1,270         1,390
   5.00% 2010                                                                          1,495         1,596
   5.00% 2010                                                                          1,530         1,633
  Series 1998C, 5.00% 2010                                                             1,760         1,878
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center), Series 1998D,                                2,000         2,156
 5.25% 2007
  Rev. Ref. Bonds:
   Bronx-Lebanon Hospital Center, Series 1998E,                                        8,520         8,902
 MBIA Insured, 5.20% 2014
   Brookdale Hospital, Series 1998J, 5.125% 2009                                       2,500         2,675
 St. Luke's-Roosevelt Hospital Center, Mortgage Hospital                               5,000         5,276
 Rev. Bonds, Series 2000A, FHA Insured, 5.75% 2021
 State University Educational Facs.:
  Rev. Bonds:
   Series 1990B, 7.50% 2011                                                            1,160         1,385
   Series 1990B, 7.50% 2011 (Preref. 2010)                                               560           706
   Series 1997, 6.00% 2007                                                             3,000         3,377
  Rev. Ref. Bonds, Series 1990A, 7.50% 2013                                            3,500         4,479
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City),                                              3,000         3,331
 1996 Series A Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                          1,750         1,870
 Series 1997C, 5.20% 2010
Local Government Assistance Corp.:
 Series 1991C, Capital Appreciation Bonds, 0% 2005                                     5,000         4,600
 Series 1991D:
  7.00% 2011 (Preref. 2002)                                                            2,000         2,050
  6.75% 2021 (Preref. 2002)                                                            1,350         1,384
State Medical Care Facs. Fin. Agcy.:
 Hospital Insured Mortgage Rev. Bonds, 1994 Series A,
 FHA Insured:
  5.10% 2010                                                                           1,845         1,956
  5.25% 2014                                                                           5,000         5,225
 Mental Health Services Facs. Improvement Rev. Bonds,                                  1,000         1,002
 1993 Series D, 5.25% 2023
 St. Luke's-Roosevelt Hospital Center, FHA Insured                                    12,005        12,847
 Mortgage Rev. Bonds, 1993 Series A, 5.60% 2013
Thruway Auth., Local Highway and Bridge Service Contract                               2,500         2,649
 Bonds, Series 2001, 5.25% 2015
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds:
 Ref. Series 1993A, 5.30% 2005                                                         1,800         1,924
 Series 7, 5.25% 2009                                                                  1,375         1,480
Castle Rest Residential Health Care Fac., FHA Insured,                                 1,700         1,736
 Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
City of New York:
 G.O. Bonds:
  Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                                        470           487
  Fiscal 1995 Series F:
   6.60% 2010 (Preref. 2005)                                                           2,000         2,260
   6.625% 2025 (Preref. 2005)                                                          1,500         1,696
  Fiscal 1996 Series E, 6.50% 2006                                                     3,000         3,346
  Fiscal 2001 Series F:
   5.00% 2010                                                                          1,500         1,572
   5.25% 2011                                                                          6,260         6,654
  Fiscal 2001 Series H, 5.25% 2016                                                     3,510         3,613
  Fiscal 2002 Series B, 5.50% 2012                                                     7,810         8,411
 Transitional Fin. Auth., Future Tax Secured Bonds:
  Fiscal 1998 Series A, 5.00% 2027                                                     1,500         1,476
  Fiscal 1998 Series B, 4.50% 2027                                                     5,000         4,488
  Fiscal 1998 Series C, 5.00% 2018                                                     2,000         2,025
  Fiscal 2001 Series C, 5.375% 2015                                                    2,000         2,148
Suffolk County Industrial Dev. Agcy., Continuing Care                                  2,000         2,016
 Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030
Triborough Bridge and Tunnel Auth., General
 Purpose Rev. Bonds:

 Series 2001A, 5.25% 2016                                                              2,500         2,638
 Series Y, 6.00% 2012                                                                  1,000         1,152


North Carolina  -  2.32%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2006                                                                           3,120         3,346
  7.25% 2007                                                                           5,425         6,118
  7.00% 2008                                                                          10,720        12,094
  6.125% 2009                                                                          2,000         2,165
  6.00% 2022                                                                           2,000         2,056
  6.00% 2026                                                                           1,990         2,038
  MBIA Insured, 6.00% 2026                                                             2,500         2,859
 Series 1993C, 5.00% 2021                                                              2,300         2,093
 Ref. Series 1999B:
  5.55% 2014                                                                           1,800         1,831
  5.60% 2015                                                                           2,500         2,536
  5.65% 2016                                                                           2,000         2,022
  5.70% 2017                                                                           4,775         4,814
 Series 1999D, 6.75% 2026                                                              3,500         3,725
Municipal Power Agcy. Number One (Catawba Electric
 Rev. Bonds):
 Series 1992, 6.25% 2017                                                               2,000         2,091
 Series 1999A, MBIA Insured, 6.00% 2008                                                3,935         4,405
County of Catawba, Hospital Ref. Rev. Bonds (Catawba                                   1,000         1,041
 Memorial Hospital Project), Series 1999, AMBAC Insured,
 4.60% 2010
County of New Hanover, Hospital Rev. Bonds (New Hanover                                1,995         2,152
 Regional Medical Center Project), Series 1999,
 MBIA Insured, 5.25% 2011


Ohio  -  0.43%
Pollution Control Dev. Auth, Water Loan Rev. Bonds,                                    2,000         2,130
 Series 2002, 5.25% 2015
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                        2,175         2,263
 Series 1998 (Knox Community Hospital), Asset Guaranty
 Insured, 4.60% 2007
County of Lorain, Health Care Facs. Rev. Ref. Bonds                                    2,000         1,758
 (Kendal at Oberlin), Series 1998A, 5.25% 2021
County of Montgomery, Hospital Facs. Rev. Bonds                                        1,000         1,050
 (Kettering Medical Center Network Obligated Group),
 Series 1999, 6.75% 2022
County of Richland, Hospital Facs. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                           1,250         1,313
 6.375%  2030                                                                          2,000         2,089


Oklahoma  -  0.45%
Health System Rev. Bonds, Baptist Medicine Center of                                   2,500         2,744
 Oklahoma, Series 1995C, AMBAC Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref. Bonds (Obligated                             2,500         2,807
 Group consisting of INTEGRIS Baptist Medical Center, Inc.,
 INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS
 Rural Health, Inc.), AMBAC Insured, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds (Sisters                                2,505         2,531
 of Mercy Health System, St. Louis, Inc.), Series 1993A,
 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds,                                  3,000         3,035
 St. John Medical Center Project, Series 1996, 5.375% 2017


Oregon  -  0.89%
City of Klamath Falls, Electric Rev. Ref. Bonds
 (Klamath Cogeneration Project), Series 1999:
 5.75% 2013                                                                            3,000         3,096
 5.875% 2016                                                                           3,500         3,551
 6.00% 2025                                                                           15,290        15,403


Pennsylvania  -  4.59%
Convention Center Auth., Ref. Rev. Bonds, 1994 Series A,                               6,370         6,733
 6.25% 2004
Higher Educational Facs. Auth.:
 Rev. Bonds (Thomas Jefferson University), 1992 Series A:
  MBIA Insured, 6.625% 2009                                                              375           391
  6.625% 2009 (Preref. 2002)                                                             875           913
 UPMC Health System Rev. Bonds, Series 1999A,                                          2,000         2,132
 FSA Insured, 5.00% 2009
Housing Fin. Agcy., Rental House Ref. Bonds, FNMA Insured:
 Issue 1992, 6.50% 2023                                                                2,000         2,058
 Issue 1993, 5.80% 2018                                                                1,000         1,026
Housing Fin. Auth., Single Family Mortgage Rev. Bonds,                                 1,000         1,025
 Series 1992-33, 6.85% 2009
Allegheny County, Cert. of Part. (ACJCT Fac. Holdings                                  2,150         2,152
 L.P.), AMBAC Insured, 5.00% 2019
Allegheny County Hospital Dev. Auth.:
 Health System Rev. Bonds, Catholic Health East Issue,
 Series 1998A, AMBAC Insured:
  5.50% 2008                                                                           1,000         1,101
  5.00% 2010                                                                           2,705         2,868
 UPMC Health System Rev. Ref. Bonds, Series 1999B,                                     5,160         5,609
 AMBAC Insured, 5.25% 2008
Port Auth. of Allegheny County, Special Rev.                                           1,000         1,086
 Transportation Bonds, Ref. Series of 2001, FGIC Insured,
 5.50% 2015
Chester County Health and Education Facs. Auth., Health                                4,150         4,088
 System Rev. Bonds (Jefferson Health System),
 Series 1997B, 5.375% 2027
Delaware County Auth., Rev. Bonds, Catholic Health Systems,                            2,465         2,590
 Series A, AMBAC Insured, 5.00% 2010
Lehigh County, General Purpose Auth. Rev. Bonds                                        1,500         1,615
 (KidsPeace Obligated Group), ACA Insured, 5.70% 2009
Montgomery County Industrial Dev. Auth.:
 Retirement Community Rev. Ref. Bonds (Adult Communities                               1,000         1,007
 Total Services, Inc. Obligated Group), Series 1996A,
 5.875% 2022
 Retirement Community Rev. Bonds (ACTS Retirement-Life                                17,500        16,121
 Communities, Inc. Obligated Group), Series 1998,
 5.25% 2028
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A (Escrowed to Maturity):
  6.00% 2014                                                                           3,705         3,961
  6.00% 2023                                                                           4,000         4,124
 Health System Rev. Bonds (Jefferson Health System),
 Series 1997A:
  5.50% 2006                                                                           2,285         2,447
  5.50% 2007                                                                           1,995         2,133
  5.50% 2008                                                                           2,000         2,141
  5.00% 2009                                                                           1,000         1,034
  5.00% 2010                                                                           1,000         1,026
  5.00% 2018                                                                           1,475         1,411
 Temple University Hospital Rev. Bonds:
  Series of 1993A, 6.50% 2008                                                         13,960        14,566
  Series of 1997, 5.70% 2009                                                           1,000         1,006
Philadelphia Auth. for Industrial Dev., Rev. Bonds                                     2,815         2,746
 (Cathedral Village Project), Series of 1998, 5.50% 2010
City of Pottsville Hospital Auth., Hospital Rev. Bonds                                 8,500         9,553
 (The Pottsville Hospital and Warne Clinic), Series of
 1994, 7.25% 2024 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds
 (Moses Taylor Hospital Project), Series 1997:
 6.05% 2010                                                                            1,000           927
 6.15% 2012                                                                            2,245         2,035
 6.15% 2014                                                                            3,000         2,638
 6.20% 2017                                                                            3,000         2,570
Westmoreland County, Health Care Fac. Rev. Bonds                                       6,500         6,832
 (Redstone Presbyterian SeniorCare Obligated Group),
 Fixed Rate Rev. Bonds, Series 2000B, 8.125% 2030


Puerto Rico  -  0.06%
The Children's Trust Fund, Tobacco Settlement                                          1,500         1,561
 Asset-Backed Bonds, Series 2000,  5.75% 2020


Rhode Island  -  0.40%
Depositors Econ. Protection Corp., Special Obligation
 Bonds, 1993 Series A:
 MBIA  Insured, 5.75% 2012                                                             4,850         5,530
 5.75% 2021                                                                            2,715         3,018
 5.75% 2021 (Escrowed to Maturity)                                                     1,210         1,345


South Carolina  -  1.56%
Florence County, Hospital Rev. Bonds, McLeod Regional                                  2,785         3,003
 Medical Center Project, MBIA Insured, Series 1998A,
 5.25% 2010
Georgetown County, Pollution Control Rev. Ref. Bonds                                   2,500         2,496
 (International Paper Company Projects), 1999 Series A,
 5.125% 2012
Lexington County Health Services Dist. Inc., Hospital
 Rev. Ref. and Improvement Bonds, Series 1997,
 FSA Insured:
 5.50% 2007                                                                            2,000         2,193
 5.00% 2009                                                                            1,000         1,065
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
 1991 Ref. Series, FGIC Insured, 6.25% 2021                                            4,640         5,345
 1999A Ref. Series, 5.25% 2015                                                         8,420         7,931
Tobacco Settlement Rev. Management Auth., Tobacco                                     16,090        16,502
 Settlement Asset-Backed Bonds, Series 2001B, 6.00% 2022


South Dakota  -  0.64%
Building Auth., Rev. Capital Appreciation Bonds,                                       3,780         2,051
 Series 1996A, AMBAC Insured, 0% 2014
Health and Educational Facs. Auth., Rev. Ref. Bonds,
 Series 1999 (Rapid City Regional Hospital Issue),
 MBIA Insured:
 5.00% 2007                                                                            2,045         2,180
 5.00% 2009                                                                            4,010         4,220
 5.00% 2010                                                                            4,175         4,357
Housing Dev. Auth., Homeownership Mortgage Bonds,                                      3,000         3,119
 1995 Series A, 5.80% 2014


Tennessee  -  0.96%
Health and Education Facs. Board of the Metropolitan                                   6,600         7,730
 Government of Nashville and Davidson County, Rev.
 Bonds (Blakeford Project), Series 1994A, 9.25% 2024
 (Preref. 2004)
Memphis-Shelby County Airport Auth., Special Facs.                                    13,100        13,465
 Rev. Bonds, Ref. Series 1992 (Federal Express Corp.)
 6.75% 2012
Shelby County, G.O. School Bonds, 1991 Series A, 0% 2011                               3,750         2,448


Texas  -  10.17%
Public Fin. Auth., G.O. Ref. Bonds:
 Series 2001A, 5.375% 2016                                                             2,540         2,688
 Series 2002, 5.25% 2007                                                               3,760         4,091
City of Austin (Travis and Williamson Counties), Water                                 6,800         7,432
and Wastewater System Rev. Ref. Bonds, Series 2001B,
 FSA Insured, 5.75% 2016
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998:
 5.25% 2009                                                                            1,620         1,679
 5.00% 2010                                                                            1,705         1,725
 5.25% 2028                                                                            9,400         8,659
Brazos River Auth., Rev. Ref. Bonds (Houston Industries                                3,360         3,445
 Incorporated Project), MBIA Insured, 4.90% 2015
Industrial Dev. Corp. of Port of Corpus Christi, Rev.                                 10,300        10,189
 Ref. Bonds (Valero Refining and Marketing Co. Project),
 Series C, 5.40% 2018
Cypress-Fairbanks Independent School Dist. (Harris County):
 Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,                                 6,675         3,985
 Series 1993A, 0% 2013
 Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001,                                3,500         3,662
 5.25% 2016
City of Dallas:
 G.O. Limited Tax Bonds:
 5.00% 2014                                                                            3,400         3,536
 5.00% 2015                                                                            2,000         2,065
 Waterworks and Sewer System Rev. Ref. Bonds (Dallas,                                  1,285         1,378
 Denton, Collin and Rockwall Counties), Series 2002,
 5.00% 2009
Dallas County, Unlimited Tax Ref. and Improvement Bonds,
 G.O. Ref. Bonds, Series 2001A:
 5.375% 2013                                                                           2,465         2,660
 5.375% 2015                                                                           3,725         3,972
DeSoto Independent School Dist. (Dallas County),
Unlimited Tax School Building and Ref. Bonds, Series
2001 Capital Appreciation Bonds:
 0% 2018                                                                               2,835         1,206
 0% 2019                                                                               3,335         1,329
 0% 2020                                                                               3,335         1,251
Eanes Independent School Dist. (Travis County),
 Unlimited Tax School Building Bonds, Series 2001:
 5.50% 2014                                                                            2,050         2,217
 5.50% 2015                                                                            2,150         2,313
 5.50% 2016                                                                            1,125         1,204
Garland Independent School Dist. (Dallas County),
 Unlimited Tax Ref. and School Building Bonds,
 Series 2001:
 5.50% 2013                                                                            2,170         2,334
 5.50% 2015                                                                            2,420         2,580
Harris County, Unlimited Tax Road G.O. Ref. Bonds,                                     2,500         2,662
 Series 2001, 5.375% 2015
Harris County Health Facs. Dev. Corp:
 Hospital Rev. Bonds (Memorial Hermann Hospital
 System Project):
  Series 1998, FSA Insured:
   5.25% 2008                                                                          1,890         2,029
   5.50% 2011                                                                          5,000         5,456
   5.50% 2014                                                                          4,790         5,207
   5.50% 2015                                                                         10,325        11,191
  Series 2001A, 6.375% 2029                                                           13,900        14,570
 Rev. Bonds:
 CHRISTUS Health, Series 1999A, MBIA Insured,                                          3,380         3,602
 5.50% 2010
 St. Luke's Episcopal Hospital, Series 2001A:
  5.625% 2014                                                                          1,000         1,055
  5.625% 2015                                                                          2,500         2,620
  5.625% 2016                                                                          2,700         2,808
  5.625% 2018                                                                          2,000         2,059
  5.50% 2020                                                                           4,000         4,045
  5.50% 2021                                                                           5,740         5,784
Hidalgo County Health Services Corp., Hospital Rev.
  Bonds (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                            1,000         1,028
 6.75% 2016                                                                            1,740         1,673
City of Houston, Water and Sewer System, Junior Lien Rev.                              3,000         1,169
 Ref. Bonds, Series 1998A, FSA Insured, 0% 2019
Jefferson County, Health Facs. Dev. Corp., Baptist                                     4,000         3,980
 Hospitals of Southeast Texas, FHA Insured Mortgage
 Rev. Bonds, Series 2001, AMBAC Insured, 5.20% 2021
Katy Independent School Dist. (Fort Ben, Harris and
 Waller Counties), Limited Tax Ref. Bonds, Series 2001:
 5.50% 2015                                                                            1,290         1,384
 5.50% 2016                                                                            1,805         1,927
Keller Independent School Dist. (Tarrant County),                                      6,040         3,749
 Unlimited Tax School Building and Ref. Capital
 Appreciation Bonds, Series 2001, 0% 2012
Ladero Independent School Dist. (Webb County),                                         2,000         2,124
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.375% 2015
Lewisville Independent School Dist. (Denton County),                                   2,000         2,139
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.50% 2015
Mansfield Independent School Dist. (Tarrant and Johnson                                2,635         2,813
 Counties), Unlimited Tax School Building and Ref.
 Bonds, Series 2001, 5.50% 2016
Midway Independent School Dist. (McLennan County),                                     5,000         1,993
 Unlimited Tax School Building and Ref. Bonds, Capital
 Appreciation, Series 2000, 0% 2019
Northeast Medical Clinic, Hospital Auth., County of                                    1,000         1,164
 Humble, Rev. Bonds, FSA Insured, 6.25% 2012
Northside Independent School Dist., Unlimited Tax                                      4,000         4,312
 School Building and Ref. Bonds, Series 2001, 5.50% 2014
Plano Independent School District (Collin County),                                     2,000         2,098
 Unlimited Tax School, Building and Ref. Bonds,
 Series 2001, 5.25% 2015
Round Rock Independent School Dist. (Williamson and
 Travis Counties), Unlimited Tax School Building Bonds,
 Series 2001-A:
 5.50% 2015                                                                            2,000         2,151
 5.50% 2016                                                                            2,500         2,675
Sabine River Auth., Pollution Control Rev. Ref. Bonds                                  2,000         2,013
 (TXU Electric Company Project), Series 2001C,
5.50% 2022 (Put 2011)
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001:
  5.25% 2015                                                                           8,425         8,838
  5.25% 2016                                                                           8,385         8,739
 Electric and Gas Systems Rev. Ref. Bonds,
 New Series 1998A:
  5.25% 2015                                                                           5,075         5,283
  4.50% 2021                                                                           4,000         3,699
San Antonio Independent School Dist.:
 Unlimited Tax Ref. Bonds, Series 2001B:
  5.375% 2013                                                                          4,260         4,584
  5.375% 2015                                                                          4,390         4,664
 Unlimited Tax School Building Bonds, Series 2001A:
  5.375% 2015                                                                          1,515         1,610
  5.375% 2016                                                                          1,705         1,801
Spring Branch Independent School Dist. (Harris County),
 Limited Tax Schoolhouse and Ref. Bonds, Series 2001:
 5.375% 2015                                                                           3,875         4,106
 5.375% 2016                                                                           3,070         3,234
Tarrant County, Health Facs. Dev. Corp., Texas Health
 Resources System Rev. Bonds, Series 1997A, MBIA Insured:
 5.50% 2007                                                                            4,000         4,254
 5.75% 2015                                                                            3,000         3,208
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                                  2,000         1,966
 6.125% 2023
Board of Regents of The University of Texas System,
 Rev. Fncg. System Bonds:
 Series 1996B, 5.00% 2011                                                              3,750         3,941
 Series 2001B, 5.375% 2016                                                             4,000         4,231
University Permanent Fund, Rev. Bonds, Series 2002B:
 5.25% 2015                                                                            5,000         5,277
 5.25% 2016                                                                            2,315         2,428
Weatherford Independent School Dist. (Parker County),                                  2,625         1,146
 Unlimited Tax School Building and Ref. Bonds, Capital
 Appreciation, Series 2000, 0% 2018
City of Wichita Falls, Water and Sewer System Priority                                 1,580         1,668
 Lien Rev. Bonds, Series 2001, AMBAC Insured, 5.375% 2016


Utah  -  0.89%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                        310           314
 1995 Issue E (Federally Insured or Guaranteed
 Mortgage Loans) 5.50% 2024
Alpine School Dist., Utah County, G.O. School Building
 Bonds (Utah School Bond Guaranty Program), Series 2001A:
 5.25% 2015                                                                            3,000         3,177
 5.25% 2016                                                                            4,225         4,450
Salt Lake County, G.O. Ref. Bonds, Series 2001:
 5.25% 2011                                                                            5,000         5,475
 5.00% 2012                                                                            8,130         8,664


Vermont  -  0.10%
Educational and Health Buildings Fncg. Agcy., Hospital                                 2,250         2,361
 Rev. Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.55%
City of Chesapeake, G.O. Public Improvement and Ref.                                   3,500         3,919
 Bonds, Series of 2001, 5.50% 2011
Dulles Town Center, Community Dev. Auth. (Loudoun County),                             2,500         2,468
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev. Bonds                                    15,500        16,253
 (Greenspring Village, Inc. Fac.), Series 1999A, 7.50% 2029
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds
 (Inova Health System Hospitals Project), Series 1993A:
  5.00% 2011                                                                           1,300         1,371
  5.00% 2023                                                                           1,200         1,198
Gateway Community Dev. Auth. (Prince William County),                                  2,130         2,116
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital Rev.                                   1,000         1,164
 Bonds (Memorial Regional Medical Center Project at
 Hanover Medical Park), Series 1995, MBIA Insured,
 6.50% 2009
Heritage Hunt Commercial Community Dev. Auth.
 (Prince William County), Special Assessment Bonds:
 Series 1999A, 6.85% 2019                                                              3,178         3,318
 Series 1999B, 7.00% 2029                                                              1,000         1,051
Peninsula Ports Auth. Health System Rev. Ref. Bonds                                    1,000         1,060
 (Riverside Health System Project), Series 1998,
 MBIA Insured, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector                                    5,000         4,438
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008


Washington  -  6.89%
G.O. Bonds:
 Motor Vehicle Fuel Tax, FSA Insured, Series 2002C,                                    5,000         5,083
 5.00% 2017
 Various Purpose, Series 2001C, 5.00% 2010                                             7,310         7,775
Health Care Facs. Auth. Rev. Bonds:
 Series 2001 (Group Health Cooperative of Puget Sound),                                1,500         1,621
 AMBAC Insured, 5.375% 2012
 Series 2001A (Providence Health System), MBIA Insured:
  5.50% 2011                                                                           6,565         7,170
  5.625% 2014                                                                          3,000         3,230
  5.625% 2015                                                                          8,635         9,235
Public Power Supply System:
 Nuclear Project No. 1 Ref. Rev. Bonds, Series 1997B,                                  5,000         5,135
 5.125% 2014
 Nuclear Project No. 2 Ref. Rev. Bonds:
  Series 1993B, FSA Insured, 5.65% 2008                                                3,030         3,349
  Series 1994A, 6.00% 2007                                                            19,900        22,124
 Nuclear Project No. 3 Ref. Rev. Bonds:
  Series 1989A, MBIA Insured, 0% 2013                                                  4,000         2,346
  Series 1989B, 7.125% 2016                                                            5,250         6,529
Central Puget Sound Regional Transit Auth., Sales Tax
 and Motor Vehicle Excise Tax Bonds, Series 1999,
 FGIC Insured:
 5.25% 2021                                                                            5,500         5,767
 4.75% 2028                                                                           21,940        20,539
Public Utility Dist. No. 1 of Chelan County, Columbia                                 11,345         4,569
 River-Rock Island Hydro-Electric System Rev. Ref. Bonds,
 Series 1997A , MBIA Insured, 0% 2019
Clark County, Vancouver School Dist. No. 37, Unlimited                                 5,000         2,385
 Tax Deferred Interest G.O. Bonds, Series 2001C,
 FGIC Insured, 0% 2016
 Columbia Generating Station Ref. Electric Rev. Bonds,                                13,000        13,882
 Series 2001-A, FSA Insured, 5.50% 2016
Energy Northwest, Ref. Electric Rev. Bonds:
 Project No.1, Series 2002-C, MBIA Insured, 5.50% 2015                                 5,000         5,373
 Project No.1, Series 2002-C, MBIA Insured, 5.50% 2016                                 5,000         5,339
 Project No.3, Series 2001-A, FSA Insured, 5.50% 2017                                  5,000         5,301
City of Seattle:
 Limited Tax G.O. Bonds, Series 2001 (Various Purposes):
  5.00% 2013                                                                           3,835         4,018
  5.00% 2014                                                                           4,040         4,198
  5.25% 2015                                                                           4,255         4,483
  5.375% 2016                                                                          4,485         4,746
  5.375% 2017                                                                          4,440         4,671
  5.375% 2018                                                                          2,000         2,089
 Municipal Light and Power:
  Improvements and Ref. Rev. Bonds, Series 2001,
 FSA Insured:
   5.50% 2012                                                                          2,000         2,177
   5.50% 2016                                                                          5,000         5,319
  Rev. Anticipation Notes, Series 2001, 4.50% 2003                                     2,000         2,045




Wisconsin  -  1.67%
G.O. Bonds:
 1999, Series A, 5.00% 2012                                                            3,390         3,555
 Ref. Bonds of 1998, Series 1, 5.50% 2010                                              3,225         3,578
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993,                                             2,000         2,174
 FGIC Insured, 5.50% 2006
 Children's Hospital of Wisconsin, Inc., Series 1998,                                  1,130         1,243
 AMBAC Insured, 5.625% 2015
 Froedtert & Community Health Obligated Group,
 Series 2001:
  5.625% 2014                                                                          1,000         1,031
  5.625% 2015                                                                          1,100         1,127
 Medical College of Wisconsin, Series 1993, 5.95% 2015                                 3,000         3,059
 The Monroe Clinic, Inc.:
  Series 1998:
   4.80% 2010                                                                          1,110         1,109
   4.90% 2011                                                                          1,165         1,164
  Series 1999:
   5.125% 2016                                                                         1,000           971
   5.375% 2022                                                                         2,000         1,906
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                 1,510         1,546
 Housing Rev. Bonds, 1992 Series A, 6.40% 2003                                         3,480         3,561
Pollution Control and Industrial Dev. Rev. Bonds                                       3,650         3,918
 (General Motors Corp. Projects), City of Janesville,
 Series 1984, 5.55% 2009
Milwaukee Metropolitan Sewerage Dist., Milwaukee,                                      3,590         3,819
 Ozaukee, Washington and Waukesha Counties, G.O.
 Sewerage Systems Bonds, Series 2001A, 5.25% 2014
City of Superior, Limited Obligation Ref. Rev. Bonds                                   6,000         7,469
 (Midwest Energy Resources Co. Project), Series E-1991
 (Collateralized), FGIC Insured, 6.90% 2021

                                                                                                 2,304,935



Short-term securities - 6.19%
County of Cuyahoga, State of Ohio, Econ. Dev. Rev. Bonds                               4,700         4,700
 (The Cleveland Orchestra Project), Series 1998,
 1.35% 2028 /2/
State of Georgia, Dev. Auth. of Cobb County (Kennesaw                                  6,555         6,555
 State University Foundation, Inc.- Kennesaw State
 University Project),  1.20% 2031 /2/
State of Texas, Harris County G.O. Bonds, Series 2002 A1,                              3,000         3,000
 1.20% 3/6/2002
City of Houston, Texas, Tax and Rev. Anticipation Notes,                              15,000        15,104
 Series 2001, 3.50% 6/28/2002
Town of Hurley, New Mexico, Pollution Control Rev. Bonds                               1,600         1,600
 (Kennecott Santa Fe Corp. Project), Series 1985,
 1.30% 2015/2/
State of Illinois, Joliet Regional Port Dist., Marine                                  2,200         2,200
 Terminal Rev. Ref. Bonds (Exxon Project), 1989 Series,
 1.35% 2024/2/
Jackson County, Mississippi, Pollution Control Ref. Rev.                               2,600         2,600
 Bonds (Chevron U.S.A. Inc. Project), Series 1992,
 1.25% 2023 /2/
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds                                 2,300         2,300
 (Chevron U.S.A. Inc. Project), Series 1993, 1.30% 2023 /2/
State of Kentucky, Asset/Liability Commission, General                                13,500        13,613
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 6/26/2002
King County, Washington, Unlimited Tax G.O. Ref. Bonds,                                3,000         3,032
 1993 Series C, 5.625% 6/1/2002
Hospital Auth. No.1 of Lancaster County, Nebraska,                                     1,100         1,100
 Variable Rate Health Facs. Rev. Bonds (Immanuel Health
 Systems-Williamsburg Project), Series 2000A,
 1.35% 2030 /2/
Lehigh County, Pennsylvania General Purpose Auth.                                      2,100         2,100
 (Saint Luke's Hospital of Bethlehem, PA Project),
 Hospital Rev. Bonds, Series of 2001, 1.30% 2031 /2/
County of Los Angeles, California, 2001-2002 Tax and                                   2,500         2,519
 Rev. G.O. Anticipation Notes, Series A, 3.75% 6/28/2002
Maryland Health and Higher Educational Facs. Auth.,                                    2,000         2,000
 Pooled Loan Program Rev. Bonds, Series 1994 D,
 1.15% 2029 /2/
State of New Jersey, G.O. Bonds, Series 2002 A1,                                       1,000         1,000
 1.20% 3/28/2002
State of New Mexico, 01-02 Tax and Rev. Anticipation Notes,                           11,000        11,097
 Series 2001, 4.00% 6/28/2002
North Carolina Capital Facs. Fin. Agcy., Student Housing                               2,000         2,000
 Facs. Rev. Bonds (Winston-Salem State University Housing
 Foundation, LLP Project), Series 2001, 1.20% 2031/2/
State of Ohio, Air Quality Dev. Auth., Pollution Control                               3,000         3,000
 Rev. Ref. Bonds (Ohio Edison Company Project),
 Series 2000-C, 1.35% 2023/2/
State of Ohio, Air Quality Dev. Auth., Pollution Control                               2,000         2,000
 Rev. Ref. Bonds, Series 2000-A (The Toledo Edison Co.
 Project), 1.35% 2024 /2/
City of Princeton, Indiana (PSI Energy, Inc. Project),                                 2,900         2,900
 Pollution Control Rev. Ref. Bonds, 1997 Series,
 1.30% 2022 /2/
State of Texas, Gulf Coast Waste Disposal Auth., Pollution                             4,600         4,600
 Control Rev. Ref. Bonds (Amoco Oil Company Project),
 Series 1992, 1.25% 2017/2/
State of Texas, Lower Neches Valley Auth., Industrial Dev.                             6,000         6,000
 Corp., Exempt Facs. Ref. Rev. Bonds (ExxonMobil Project),
 Series 2001, 1.25% 2031/2/
State of Texas, Tax and Rev. G.O. Anticipation Notes,                                 26,900        27,211
 Series 2001A, 3.75% 8/29/2002
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds                               4,700         4,700
 (Amoco Project), Series 1998, 1.25% 2026 /2/
Uinta County, Wyoming, Pollution Control Ref. Rev. Bonds                               2,700         2,700
 (Chevron U.S.A. Inc. Project), Series 1993, 1.25% 2020 /2/
City of Valdez, Alaska, Marine Terminal Ref. Rev. Bonds                               12,400        12,400
 (ExxonMobil Project), Series 2001, 1.25% 2031 /2/
State of Wyoming, General Fund Tax and Rev. Anticipation                              11,000        11,075
 Notes, Series 2001A, 3.50% 6/27/2002

                                                                                                   153,106


Total investment securities (cost: $2,366,663,000)                                               2,458,041
Excess of cash and receivables over payables                                                        16,782

Net assets                                                                                      $2,474,823

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/2/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements


Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities                                                                       (unaudited)
at February 28, 2002
(dollars and shares in thousands,
 except per share amounts)


Assets:
 Investment securities at market
  (cost: $2,366,663)                                                                                       $2,458,041
 Cash                                                                                                             730
 Receivables for:
  Sales of fund's shares                                                          $17,530
  Interest                                                                         32,091                      49,621
 Other assets                                                                                                       5
                                                                                                            2,508,397
Liabilities -
 Payables for:
  Purchases of investments                                                         24,860
  Repurchases of fund's shares                                                      3,250
  Dividends on fund's shares                                                        3,574
  Investment advisory services                                                        643
  Services provided by affiliates                                                   1,165
  Deferred Directors' compensation                                                     63
  Other fees and expenses                                                              19                      33,574
Net assets at February 28, 2002                                                                            $2,474,823

Net assets consist of:
 Capital paid in on shares of capital stock                                                                $2,377,104
 Undistributed net investment income                                                                            1,357
 Undistributed net realized gain                                                                                4,984
 Net unrealized appreciation                                                                                   91,378
Net assets at February 28, 2002                                                                            $2,474,823

Total authorized capital stock -
 500,000 shares, $.001 par value:

                                                                                                                'Net
                                                                                  Shares                 asset value
                                                               Net assets     outstanding                per share/1/

Class A                                                        $2,367,549         193,726                      $12.22
Class B                                                            48,880           4,000                        12.22
Class C                                                            41,955           3,433                        12.22
Class F                                                            16,439           1,345                        12.22

/1/ Maximum offering price and redemption price per share are equal to the net asset value per share for all share classes except for Class A, for which the maximum offering price per share is $12.70.



Statement of operations
for the six months ended February 28, 2002
(dollars in thousands)
Investment income:                                                                                        (unaudited)
 Income-
  Interest                                                                                                    $62,901

 Fees and expenses:
  Investment advisory services                                                     $3,923
  Distribution services                                                             3,127
  Transfer agent services                                                             259
  Administrative services                                                              32
  Reports to shareholders                                                              53
  Registration statement and prospectus                                               130
  Postage, stationery and supplies                                                     21
  Directors' compensation                                                              13
  Auditing and legal                                                                   35
  Custodian                                                                            21
  State and local taxes                                                                 1                       7,615
 Net investment income                                                                                         55,286


Net realized gain and unrealized
 depreciation on investments:
 Net realized gain on investments                                                                               5,187
 Net unrealized depreciation on investments                                                                   (28,197)
 Net realized gain and unrealized
 depreciation on investments                                                                                  (23,010)
Net increase in net assets resulting
 from operations                                                                                              $32,276









Statement of changes in net assets
(dollars in thousands)

                                                                               Six months
                                                                                   ended                   Year ended
                                                                             February 28,                  August 31,
                                                                                    2002*                         2001
Operations:
 Net investment income                                                            $55,286                     $98,917
 Net realized gain on investments                                                   5,187                       9,185
 Net unrealized (depreciation) appreciation                                       (28,197)                     88,080
 on investments
  Net increase in net assets
   resulting from operations                                                       32,276                     196,182

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                            (54,998)                    (99,323)
  Distributions from net realized gain
   on investments                                                                  (6,121)                          -
    Total dividends and distributions paid
     to shareholders                                                              (61,119)                   (99,323)

Capital share transactions                                                        253,173                     319,616

Total increase in net assets                                                      224,330                     416,475

Net assets:
 Beginning of period                                                            2,250,493                   1,834,018
 End of period (including undistributed
  net investment income: $1,357 and $1,004,
  respectively)                                                                $2,474,823                  $2,250,493

*Unaudited

See Notes to Financial Statements

Notes to financial statements                       (Unaudited)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.
The fund offers four retail share classes, as described below:

SHARE          INITIAL SALES     CONTINGENT          CONVERSION FEATURE
CLASS          CHARGE            DEFERRED SALES
                                 CHARGE UPON
                                 REDEMPTION

 Class A       Up to 3.75%       None                None

Class B        None              Declines from       Class B converts
                                 5% to zero for      to Class A after
                                 redemptions         eight years
                                 within six
                                 years of
                                 purchase

Class C        None              1% for              Class C converts
                                 redemptions         to Class F after
                                 within one year     10 years
                                 of purchase

Class F        None              None                None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes may have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On September 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as amortization of discounts and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $2,366,663,000.

During the six months ended February 28, 2002, the fund reclassified $493,000 from undistributed net investment income to additional paid-in capital to align book with tax reporting.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                              (DOLLARS IN THOUSANDS)

Undistributed net investment income           $195

Accumulated short-term losses                 (135)

Undistributed long-term gains                 5,260

Unrealized appreciation                       114,820

Unrealized depreciation                       (23,442)


The tax character of distributions paid was as follows:
Six months ended February 28, 2002
(dollars in thousands)

                              DISTRIBUTIONS FROM ORDINARY INCOME              DISTRIBUTIONS    TOTAL
                                                                              FROM             DISTRIBUTIONS
                                                                              LONG-TERM        PAID
                                                                              CAPITAL GAINS

                              NET INVESTMENT         SHORT-TERM
                              INCOME                 CAPITAL GAINS

Class A                       $53,492                $1,666                   $4,256           $59,414

Class B                       717                    27                       68               812

Class C                       524                    20                       53               597

Class F                       265                    9                        22               96

Total                         $54,998                $1,722                   $4,399           $61,119


Year ended August 31, 2001
(dollars in thousands)

                         DISTRIBUTIONS FROM ORDINARY INCOME              DISTRIBUTIONS
                                                                         FROM
                                                                         LONG-TERM
                                                                         CAPITAL GAINS

                                                                                           TOTAL
                                                                                           DISTRIBUTIONS
                                                                                           PAID



                         NET INVESTMENT          SHORT-TERM
                         INCOME                  CAPITAL GAINS

Class A                  $98,662                 $-                      $-                $98,662

Class B                  489                     -                       -                 489

Class C /1/              104                     -                       -                 104

Class F /1/              68                      -                       -                 68

Total                    $99,323                 $-                      $-                $99,323


/1/ Class C and Class F shares were not offered before March 15, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of annual rates beginning with 0.30% per annum on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of annual rates beginning with 3.00% per annum on the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.25% on such income in excess of $8,333,333. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.339% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. The class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $2,658,000.

CLASS B AND CLASS C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for this class.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for Class C and Class F. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended February 28, 2002, are as follows (dollars in thousands):

FUND         DISTRIBUTION      TRANSFER AGENT       ADMINISTRATIVE SERVICES
SHARE        SERVICES          SERVICES
CLASSES

Class A      $2,801            $254                 Not applicable

Class B      179               5                    Not applicable

Class C      133               Not applicable       $21

Class F      14                Not applicable       11


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the fund were as follows:

Six months ended February 28, 2002
(dollars and shares in thousands)

              SALES                    REINVESTMENTS                REPURCHASES                 NET INCREASE
                                       OF DIVIDENDS AND
                                       DISTRIBUTIONS

              AMOUNT       SHARES      AMOUNT     SHARES       AMOUNT         SHARES       AMOUNT       SHARES

Class A       $323,017     26,446      $38,458    3,156        $(167,852)     (13,771)     $193,623     15,831

Class B       24,559       2,010       585        48           (1,951)        (160)        23,193       1,898

Class C       29,024       2,376       442        36           (2,321)        (191)        27,145       2,221

Class F       16,172       1,327       229        19           (7,189)        (592)        9,212        754



Total net     $392,772     32,159      $39,714    3,259        $(179,313)     (14,714)     $253,173     20,704
increase
(decrease)
in fund


Year ended August 31, 2001
(dollars and shares in thousands)

                                       REINVESTMENTS
                                       OF DIVIDENDS
                SALES                  AND DISTRIBUTIONS                REPURCHASES                NET INCREASE

                AMOUNT      SHARES     AMOUNT      SHARES       AMOUNT         SHARES      AMOUNT       SHARES

CLASS A         $550,783    45,771      $61,021     5,083        $(335,993)     (28,027     $275,811     22,827

CLASS B         23,399     1,942      340         28           (1,814)        (151)       21,925       1,819

CLASS C/*/      14,787      1,217      74          6            (136)          (11)        14,725       1,212

CLASS F/*/      15,575      1,286      51          4            (8,471)        (699)       7,155        591

TOTAL NET       $604,544    50,216     $61,486     5,121        $(346,414)     (28,888)    $319,616     26,449
 INCREASE (DECREASE) IN FUND

/*/ CLASS C AND CLASS F SHARES WERE NOT OFFERED BEFORE MARCH 15, 2001.

5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. Any costs incurred in connection with the disposition of such securities will be recorded in the fund on the date of disposition. As of February 28, 2002, the total value of restricted securities was $9,937,000 which represents 0.40% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $320,166,000 and $109,850,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February, the custodian fee of $21,000 includes $3,000 that was offset by this reduction rather than paid in cash.


Financial Highlights /1/


                                                                     Income from investment operations

                                                                                               Net (losses)
                                                           Net asset                               gains on
                                                               value,             Net      securities (both
                                                            beginning       investment         realized and
                                                            of period       income /3/       unrealized)/3/
Class A:
 Six months ended 2/28/2002 /2/                                $12.38             $.29               $(.13)
 Year ended 8/31/2001                                            11.81             .60                  .57
 Year ended 8/31/2000                                            11.86             .60                 (.01)
 Year ended 8/31/1999                                            12.60             .59                 (.55)
 Year ended 8/31/1998                                            12.27             .62                  .37
 Year ended 8/31/1997                                            11.86             .64                  .45
Class B:
 Six months ended 2/28/2002 /2/                                  12.38             .25                 (.13)
 Year ended 8/31/2001                                            11.81             .52                  .57
 Period from 3/15/2000 to 8/31/2000                              11.50             .21                  .34
Class C:
 Six months ended 2/28/2002 /2/                                  12.38             .24                 (.13)
 Period from 3/15/2001 to 8/31/2001                              12.10             .21                  .29
Class F:
 Six months ended 2/28/2002 /2/                                  12.38             .28                 (.13)
 Period from 3/15/2001 to 8/31/2001                              12.10             .24                  .29






                                                               Income
                                                                 from
                                                           investment        Dividends and Distributions
                                                           operations


                                                                             Dividends
                                                        Total from           (from net        Distributions
                                                        investment          investment        (from capital
                                                        operations             income)               gains)
Class A:
 Six months ended 2/28/2002 /2/                            $.16                 $(.29)               $(.03)
 Year ended 8/31/2001                                      1.17                   (.60)                   -
 Year ended 8/31/2000                                      .59                    (.60)                (.04)
 Year ended 8/31/1999                                      .04                    (.59)                (.19)
 Year ended 8/31/1998                                      .99                    (.62)                (.04)
 Year ended 8/31/1997                                      1.09                   (.64)                (.04)
Class B:
 Six months ended 2/28/2002 /2/                            .12                    (.25)                (.03)
 Year ended 8/31/2001                                      1.09                   (.52)                   -
 Period from 3/15/2000 to 8/31/2000                        .55                    (.24)                   -
Class C:
 Six months ended 2/28/2002 /2/                            .11                    (.24)                (.03)
 Period from 3/15/2001 to 8/31/2001                        .50                    (.22)                   -
Class F:
 Six months ended 2/28/2002 /2/                            .15                    (.28)                (.03)
 Period from 3/15/2001 to 8/31/2001                        .53                    (.25)                   -




                                                        Dividends and
                                                        distributions



                                                                            Net asset
                                                                Total       value, end               Total
                                                        distributions        of period            return/4/
Class A:
 Six months ended 2/28/2002 /2/                                $(.32)           $12.22                 1.34%
 Year ended 8/31/2001                                            (.60)           12.38                10.22
 Year ended 8/31/2000                                            (.64)           11.81                 5.27
 Year ended 8/31/1999                                            (.78)           11.86                  .23
 Year ended 8/31/1998                                            (.66)           12.60                 8.26
 Year ended 8/31/1997                                            (.68)           12.27                 9.39
Class B:
 Six months ended 2/28/2002 /2/                                  (.28)           12.22                  .96
 Year ended 8/31/2001                                            (.52)           12.38                 9.45
 Period from 3/15/2000 to 8/31/2000                              (.24)           11.81                 4.89
Class C:
 Six months ended 2/28/2002 /2/                                  (.27)           12.22                  .90
 Period from 3/15/2001 to 8/31/2001                              (.22)           12.38                 4.20
Class F:
 Six months ended 2/28/2002 /2/                                  (.31)           12.22                 1.26
 Period from 3/15/2001 to 8/31/2001                              (.25)           12.38                 4.45







                                                                             Ratio of             Ratio of
                                                          Net assets,         expenses           net income
                                                        end of period       to average           to average
                                                        (in millions)       net assets           net assets
Class A:
 Six months ended 2/28/2002 /2/                                $2,368          .64%/5/             4.80%/5/
 Year ended 8/31/2001                                            2,202             .66                 5.00
 Year ended 8/31/2000                                            1,831             .67                 5.22
 Year ended 8/31/1999                                            1,917             .65                 4.78
 Year ended 8/31/1998                                            1,795             .66                 4.98
 Year ended 8/31/1997                                            1,593             .68                 5.27
Class B:
 Six months ended 2/28/2002 /2/                                     49         1.38/5/              4.01/5/
 Year ended 8/31/2001                                               26            1.40                 4.06
 Period from 3/15/2000 to 8/31/2000                                  3             .64                 1.99
Class C:
 Six months ended 2/28/2002 /2/                                     42         1.52/5/              3.96/5/
 Period from 3/15/2001 to 8/31/2001                                 15             .73                 1.77
Class F:
 Six months ended 2/28/2002 /2/                                     16          .79/5/              4.67/5/
 Period from 3/15/2001 to 8/31/2001                                  7             .40                 2.11



Supplemental data - all classes


                                                           Six months             Year                 Year
                                                                ended            ended                ended
                                                         February 28,       August 31,           August 31,
                                                                  2002             2001                 2000

Portfolio turnover rate                                             9%              21%                  29%






Supplemental data - all classes


                                                                 Year             Year                 Year
                                                                ended            ended                ended
                                                           August 31,       August 31,           August 31,
                                                                  1999             1998                 1997

Portfolio turnover rate                                            15%              23%                  14%




/1/ Based on operations for the period
 shown (unless otherwise noted) and,
 accordingly, may not be representative
 of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and 1997 are
 based on shares outstanding on the last
 day of the year, all other periods are
 based on average shares outstanding.
/4/ Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
/5/ Annualized.

American High-Income Municipal Bond Fund                                                        Unaudited
Investment Portfolio, January 31, 2002

Quality ratings*
[pie chart and table]
AAA 10.0%
AA 6.9%
A 8.1%
BBB 24.0%
BB 25.5%
B 17.9%
CCC or less 0.1%
Cash & equivalents 7.5%

*Bond ratings reflect those of a credit rating agency;
if ratings are not available, they are assigned by the fund's research analysts.
[end chart]

                                                                                    Principal      Market
                                                                                       Amount       Value
Fixed-Income Securities  -  92.46%                                                      (000)       (000)

Alabama  -  0.81%
Special Care Fac. Fncg. Auth. of the City of Huntsville -                            $   6,000   $   5,995
 Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove,
 Inc. Project), Series 2001, 8.125% 2031


Alaska  -  0.68%
Northern Tobacco Securitization Corp., Tobacco Settlement
 Asset-Backed Bonds:
 Series 2000, 6.20% 2022                                                                 2,000       2,097
 Series 2001, 5.375% 2021                                                                3,000       2,885


Arizona  -  0.53%
Industrial Dev. Auth. of the County of Navajo, Industrial                                4,100       3,927
 Dev. Rev. Bonds (Stone Container Corp. Project),
 Series 1997, AMT, 7.20% 2027

California  -  7.13%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                 4,000       4,017
 Rev. Bonds (USA Waste Services, Inc. Project),
 Series 1998A, AMT, 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin. Auth., Single Family Mortgage                                     300         320
 Rev. Bonds (Mortgage-Backed Securities Program),
 1995 Series B, AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev. Rev.
 Ref. Bonds (Irvine Apartment Communities, LP):
 Series 1998A-1, AMT, 5.05% 2025 (Put 2008)                                              7,000       7,143
 Series 1998A-3, 5.10% 2025 (Put 2010)                                                   3,000       3,044
City of Antioch, Public Fncg. Auth., 1998 Reassessment                                   1,420       1,503
 Rev. Bonds, Subordinated Series B, 5.80% 2011
City of Chino Hills, Community Facs.:
 Dist. No. 9 (Rincon Village Area), Special Tax Bonds,                                   2,430       2,470
 Series 1998, 6.45% 2023
 Dist. No. 10 (Fairfield Ranch), Special Tax Bonds,                                      1,000       1,059
 6.95% 2030
County of El Dorado, Community Facs. Dist. No. 1992-1                                      995       1,021
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12                                            1,000       1,054
 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Assessment Dist. No. 94-13 (Oak Creek),                                  1,000       1,012
 Limited Obligation Improvement Bonds, Group Two,
 5.875% 2017
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium
 of the Pacific Project), 1995 Series A:
 6.10% 2010 (Preref. 2005)                                                               1,000       1,118
 6.125% 2015 (Preref. 2005)                                                              2,500       2,797
 6.125% 2023 (Preref. 2005)                                                              1,500       1,678
 MBIA Insured, 6.125% 2015 (Preref. 2005)                                                1,000       1,119
 MBIA Insured, 6.125% 2023 (Preref. 2005)                                                2,500       2,797
City of Los Angeles, Multi-family Housing Rev. Bonds                                       500         525
 (GNMA Collateralized - Ridgecroft Apartments Project),
 Series 1997E, AMT, 6.00% 2017
County of Los Angeles, Capital Asset Leasing Corp.,                                        970       1,003
 Cert. of Part. (Marina del Rey), 1993 Series A, 6.25% 2003
Pleasanton Joint Powers Fncg. Auth., Subordinate                                           925         943
 Reassessment Rev. Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1 (Parkway                                   2,800       3,024
 Business Centre), Special Tax Ref. Bonds, Series 1998,
 6.75% 2015
County of Sacramento, Laguna Creek Ranch/Elliott Ranch
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch):
 6.125% 2014                                                                               250         264
 6.30% 2021                                                                                500         519
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds:
 6.00% 2009                                                                                995       1,026
 6.25% 2012                                                                                995       1,026
Redev. Agcy. of the City and County of San Francisco,                                    1,000         834
 Residential Fac. Rev. Bonds (Coventry Park Project),
 Series 1996A, AMT, 8.50% 2026
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                     2,390       2,494
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth. (South Tahoe Redev.
 Project Area No. 1):
 Ref. Rev. Bonds, Series 1995B, 6.25% 2020                                               1,000       1,029
 Subordinate Bond Anticipation Notes:
  Series 1999A, 7.30% 2007                                                               5,500       5,725
  Series 1999B, 7.30% 2007                                                               1,000       1,041
Community Facs. Dist. No. 88-12 of the City of Temecula                                    940         954
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series A,
 5.35% 2009


Colorado  -  4.81%
Housing and Fin. Auth., Single Family Program Senior
 Bonds, AMT:
 1995 Series A, 8.00% 2025                                                                 390         411
 1995 Series B-1, 7.90% 2025                                                               295         312
 1997 Series B-2, 7.00% 2026                                                               590         617
City and County of Denver, Airport System Rev. Bonds,                                      885         927
 Series 1992C, AMT, 6.75% 2013
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 6.20% 2012                                                                              1,000         998
 6.45% 2021                                                                              2,000       1,959
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.53% 2024                                                                              1,665       1,625
 6.53% 2029                                                                              1,320       1,278
 6.63% 2039                                                                              2,950       2,838
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds,                             3,500       3,633
 Series 1999, 6.70% 2019
E-470 Public Highway Auth. Senior Rev. Bonds (Capital                                    7,500         682
 Appreciation Bonds), Series 2000B, 0% 2034
Lincoln Park Metropolitan Dist. (Douglas County), G.O.                                   3,000       3,017
 Limited Tax Ref. and Improvement Bond, Series 2001,
 7.75% 2026
North Range Metropolitan Dist. No.1 (City of Commerce City),                             1,000         974
 Adams County, Limited Tax G.O. Bonds, Series 2001,
 7.25% 2031
Northwest Parkway Public Highway Auth., Rev. Bonds,                                      4,500       4,591
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree),                              7,660       7,498
 Rev. Bonds (Rampart Range Metropolitan Dist. No. 2
 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County), Limited                                    4,110       4,097
 Tax G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  2.70%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The
 Connecticut Light and Power Co. Project):
 Series 1993A, 5.85% 2028                                                                1,375       1,401
 Series 1993B, AMT, 5.95% 2028                                                           1,500       1,520
Health and Educational Fac. Auth., Rev. Bonds, University                                1,000       1,025
 of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:  /1/
 1996 Series A:
  6.375% 2004 (Escrowed to Maturity)                                                       500         550
  6.40% 2011 (Preref. 2007)                                                              3,470       4,008
  6.40% 2011                                                                             3,025       3,206
 1997 Series B:
  5.60% 2009                                                                             1,000       1,025
  5.75% 2018                                                                             3,000       2,940
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution
 Payment, Public Improvement Bonds, Series 2001:
 6.00% 2016                                                                              1,200       1,192
 6.25% 2021                                                                              1,000       1,001
 6.25% 2031                                                                              2,000       2,001


Delaware  -  0.14%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula
 United Methodist Homes, Inc. Issue), Series 1997A:
 6.00% 2008                                                                                500         513
 6.10% 2010                                                                                500         509


District of Columbia  -  0.91%
Hospital Rev. Ref. Bonds (Washington Hospital Center Issue),                               880         923
 Series 1992A, 7.00% 2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
(Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                     1,000       1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                    1,000       1,042
 Series 2001C, 6.80% 2031 (Put 2006)                                                     1,500       1,588
 Series 2001D, 6.875% 2031 (Put 2007)                                                    2,000       2,135


Florida  -  10.97%
Arbor Greene Community Dev. Dist. (City of Tampa,                                          705         715
 Hillsborough County), Special Assessment Rev. Bonds,
 Series 2000, 6.50% 2007
Championsgate Community Dev. Dist., Capital Improvement Rev.                             2,850       2,624
 Bonds, Series 1998A, 6.25% 2020
The Crossings at Fleming Island Community Dev. Dist.
 (Clay County):
 Special Assessment Bonds, Series 1995, 8.25% 2016                                       4,500       5,244
 (Preref. 2005)
 Special Assessment Ref. Bonds, Series 2000C, 7.10% 2030                                 5,000       5,253
Fleming Island Plantation Community Dev. Dist. (Clay County),                            1,000       1,060
 Series 2000B, 7.375% 2031
The Groves Community Dev. Dist. (Pasco County), Special                                  3,450       3,470
 Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                                   4,000       3,963
 Capital Improvement Rev. Bonds, Series 2001B, 6.35% 2010
Heritage Isles Community Dev. Dist. (Hillsborough County),                               1,415       1,404
 Special Assessment Rev. Bonds, Series 1998A, 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers), Capital
 Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                   960         955
 Series 1999, 6.25% 2004                                                                 1,405       1,412
Heritage Pines Community Dev. Dist. (Pasco County), Capital                                775         764
 Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                      425         427
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk
 County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                                1,000       1,009
 Series 2001B, 6.40% 2011                                                                1,000         997
Lake Powell Residential Golf Community Dev. Dist. (Bay                                   7,000       7,014
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),
 Special Assessment Rev. Bonds:
 Series 2001A, 6.70% 2031                                                                  935         920
 Series 2001B, 6.00% 2011                                                                1,980       1,942
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.
 Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida, Inc.                                  2,500       2,287
 Project), 6.25% 2017
 Series 1999A (Shell Point/Alliance Obligated Group, Shell
 Point Village Project):
  5.25% 2007                                                                             1,000       1,006
  5.50% 2009                                                                             1,000       1,001
  5.75% 2011                                                                               500         502
  5.75% 2013                                                                             1,410       1,396
  5.75% 2015                                                                               500         486
  5.50% 2021                                                                             3,800       3,443
Marshall Creek Community Dev. Dist., Special Assessment                                  3,020       3,136
 Bonds, Series 2000A, 7.65% 2032
Meadow Pointe II, Community Dev. Dist. (Pasco County),                                   2,030       2,020
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                  2,265       2,201
 Capital Improvement Rev. Bonds, Series 2001A, 6.85% 2033
Northern Palm Beach County Improvement Dist., Water Control
 and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                               790         854
  7.30% 2027                                                                             1,500       1,596
 Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                              945         957
North Springs Improvement Dist. Special Assessment Bonds,
 Parkland Isles Project:
 Series 1997A, 7.00% 2019                                                                1,000       1,044
 Series 1997B, 6.25% 2005                                                                  110         110
Ocean Highway and Port Auth., Solid Waste/Pollution Control                              1,305       1,276
 Rev. Ref. Bonds, Series 1996 (Jefferson Smurfit Corp.
 (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy Road                              3,250       3,157
 Interchange Project), Series 1998A, 5.80% 2026
River Ridge Community Dev. Dist. (Lee County), Capital                                   1,585       1,565
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Stoneybrook West Community Dev. Dist. (City of Winter Garden,                            1,295       1,309
 Orange County), Special Assessment Rev. Bonds, Series 2000B,
 6.45% 2010
University Place Community Dev. Dist. (Manatee County),                                  2,535       2,532
 Series 2001B, 6.10% 2007
Urban Orlando Community Dev. Dist. (City of Orlando),
 Capital Improvement Rev. Bonds, Series 2001A:
 6.40% 2010                                                                              4,780       4,763
 6.95% 2033                                                                              3,500       3,453
Waterlefe Community Dev. Dist. (Manatee County), Capital                                 1,555       1,550
 Improvement Rev. Bonds, Series 2001B, 6.25% 2010


Georgia  -  0.80%
City of Atlanta, Tax Allocation Bonds (Atlantic Station
 Project), Series 2001:
 7.75% 2014                                                                              1,000         976
 7.90% 2024                                                                              5,000       4,888


Idaho  -  1.57%
Housing and Fin. Association, AMT:
 Single Family Mortgage Bonds:
  1998 Series B-2, 5.20% 2011                                                              765         782
  1999 Series B-2, 5.00% 2013                                                              880         884
  1999 Series D-3, 5.15% 2013                                                              920         911
  1999 Series G-2, 5.75% 2014                                                              465         478
  2001 Series B-III, 5.75% 2020                                                          2,760       2,809
  2001 Series F, 5.30% 2021                                                              1,865       1,822
 Single Family Mortgage Subordinate Bonds:
  1997 Series H-2, 5.40% 2010                                                            1,140       1,181
  1997 Series I-2, 5.55% 2010                                                              720         753
 Single Family Programs Disclosure Report, 1978 Series A,                                2,000       1,977
 5.40% 2021


Illinois  -  6.19%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST,                             1,500       1,566
 Series of September 2001, 5.375% 2016
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste                                  3,035       2,967
 Management, Inc. Project), Series 1997, AMT, 5.05% 2010
Health Facs. Auth.:
 Rev. Bonds:
  Alexian Brothers Health System, Series 1999, FSA Insured,                              1,000         969
 5.125% 2028
  Centegra Health System, Series 1998:
   5.50% 2008                                                                            1,000       1,040
   5.25% 2014                                                                            1,500       1,467
  Edward Hospital Obligated Group, Series 2001A, FSA Insured,                            1,500       1,551
 5.50% 2017
  Fairview Obligated Group Project, 1992 Series A,                                       2,675       2,831
 9.50% 2022 (Preref. 2002)
  Friendship Village of Schaumburg, Series 1997A, 5.25% 2018                             2,000       1,674
  Lutheran Senior Ministries Obligated Group - Lutheran                                  3,000       3,013
 Hillside Village Project, Series 2001A, 7.375% 2031
  OSF Healthcare System, Series 1999, 6.25% 2019                                         1,500       1,564
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.70% 2011                                                                              500         529
   5.80% 2016                                                                            2,000       2,066
  Edward Hospital Project, Series 1993A, 6.00% 2019                                      1,000       1,011
  Fairview Obligated Group Project, 1995 Series A:
   6.25% 2003                                                                            1,245       1,271
   7.40% 2023                                                                            3,130       3,136
City of Chicago:
 G.O. Bonds (Emergency Telephone System), Ref. Series 1999,                              1,000       1,033
 FGIC Insured, 5.25% 2020
 Chicago O'Hare International Airport:
  Second Lien Passenger Fac. Charge Rev. Bonds, Series 2001C,                            4,030       4,175
 AMBAC Insured, AMT, 5.50% 2015
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.                                  7,875       4,383
 Project), Series 1999B, AMT, 5.20% 2011
 Midway Airport Rev. Bonds, Series 2001A, FSA Insured, AMT,                              2,000       2,072
 5.50% 2015
 School Reform Board of Trustees of the Board of Education                               1,000         995
 of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated
 Tax Rev.), Series 1997A, AMBAC Insured, 5.25% 2030
Village of Montgomery, Kane and Kendall Counties, Special                                4,000       4,158
 Assessment Improvement Bonds (Lakewood Creek Project),
 Series 2001, 7.75% 2030
Village of Robbins, Cook County, Resource Recovery Rev.
 Bonds (Robbins Resource Recovery Partners, L.P. Projects),
 AMT:
 Series 1999A, 8.375% 2016 /2/                                                           3,950          35
 Series 1999B, 8.375% 2016 /2/                                                           1,545          14
 Series 1999C, 7.25% 2009                                                                  521         297
 Series 1999C, 7.25% 2024                                                                2,650       1,378
 Series 1999D, 0% 2009                                                                   1,230         406


Indiana  -  0.45%
Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland Steel,                               1,000         168
 5.75% 2011
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity                                    2,805       2,825
 Obligated Group), Series 1999D, 5.25% 2016
City of East Chicago, Pollution Control Rev. Ref. Bonds,                                 2,000         335
 Inland Steel Co. Project No. 11, Series 1994, 7.125% 2007


Iowa  -  0.70%
Fin. Auth., Ref. Rev. Bonds (Trinity Health Credit Group),                               2,000       2,125
 Series 2000B, AMBAC Insured, 6.00% 2027
Tobacco Settlement Auth., Asset-Backed Bonds, Series 2001B:
 5.50% 2011                                                                              1,000       1,036
 5.50% 2014                                                                              2,000       1,999


Kentucky  -  1.76%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),
 Series 2000, MBIA Insured:
  6.50% 2020                                                                             2,000       2,047
  6.625% 2028                                                                            1,000       1,027
 Hospital System Ref. and Improvement Rev. Bonds, Series 1997
 (Appalachian Regional Healthcare, Inc. Project):
  5.60% 2008                                                                             1,000         916
  5.80% 2012                                                                             1,000         869
  5.85% 2017                                                                             7,000       5,799
City of Ashland, Sewage and Solid Waste Rev. Bonds, Series                               2,200       2,322
 1995 (Ashland Inc. Project), AMT, 7.125% 2022


Louisiana  -  2.51%
Health Education Auth., Rev. Ref. Bonds (Lambeth House
 Project):
 Series 1996, 9.00% 2026 (Preref. 2006)                                                  1,850       2,327
 Series 1998A, 6.20% 2028                                                                5,000       4,297
Parish of Morehouse, Pollution Control Rev. Ref. Bonds,                                  1,000       1,002
 2001 Series A, 5.25% 2013
Parish of West Feliciana:
 Pollution Control Rev. Bonds (Gulf States Utilities Co.                                 1,500       1,556
 Project), Series 1984-II, 7.70% 2014
 Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc.                            2,500       2,580
 Project), Series 1999A, 5.65% 2028 (Put 2004)
Tobacco Settlement Auth., Asset-Backed Bonds, Series                                     7,000       6,723
 2001B, 5.50% 2030


Maine  -  0.41%
Health and Higher Educational Facs. Auth., Rev. Bonds,
 Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                              1,000       1,025
 7.55% 2029                                                                              2,000       2,029


Maryland  -  1.19%
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf                                  1,000       1,002
 Course System), Series 2001, 8.25% 2028
Anne Arundel County, Special Obligation Bonds (Arundel Mills                             1,000       1,065
 Project), Series 1999, 7.10% 2029
Frederick County, Special Obligation Bonds (Urbana Community                             3,000       3,044
 Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County,
 Multi-family Rev. Bonds (Strathmore Court at White Flint),
 1994 Issue A-2:
 7.50% 2024                                                                              1,000       1,042
 7.50% 2027                                                                                950         989
Housing Auth. of Prince George's County, Mortgage Rev. Bonds,                            1,000       1,022
 Series 1997A (GNMA Collateralized - Langley Gardens
 Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp. Issue),                                  1,250         638
 Project and Ref. Rev. Bonds, Series 1994, 5.375% 2014


Massachusetts  -  2.65%
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                              5,000       5,403
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste                                     1,000       1,099
 Management, Inc. Project), Series 1999B, AMT, 6.90% 2029
 (Put 2009)
Health and Educational Facs. Auth., Rev. Bonds, Partners                                 1,000       1,070
 HealthCare System Issue, Series C, 6.00% 2015
Industrial Fin. Agcy.:
 Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),                            6,300       5,333
 Series 1998A, AMT, 5.30% 2009
 Rev. Bonds, Edgewood Retirement Community Project, Series                               5,400       6,642
 1995A, 9.00% 2025 (Preref. 2005)


Michigan  -  6.48%
State Cert. of Part. (New Center Development Inc.), MBIA                                 2,380       2,476
 Insured, 5.375% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds (The Detroit Medical Center Obligated
 Group), Series 1998A:
  5.125% 2018                                                                            1,550       1,285
  5.25% 2028                                                                               500         397
 Hospital Rev. and Ref. Bonds (Henry Ford Health System),                                1,000         956
 Series 1995A, 5.25% 2025
 Hospital Rev .Ref. Bonds:
  Genesys Health System Obligated Group, Series 1995A:
   8.00% 2005 (Escrowed to Maturity)                                                     2,000       2,346
   8.10% 2013 (Preref. 2005)                                                             1,100       1,314
   7.50% 2027 (Preref. 2005)                                                             2,265       2,618
  Hackley Hospital Obligated Group, Series 1998A, 5.30% 2013                             1,000         960
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                           2,550       2,527
   6.00% 2014                                                                            2,500       2,409
   6.00% 2024                                                                            1,000         900
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                             1,000       1,002
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, 2001                              2,110       2,126
 Series A, AMT, MBIA Insured, 5.30% 2016
Municipal Bond Auth., Public School Academy Facs. Program
 Rev. Bonds (Detroit Academy of Arts and Sciences Project),
 Series 2001A:
 7.90% 2021                                                                              3,400       3,543
 8.00% 2031                                                                              2,300       2,404
Strategic Fund Limited Obligation Rev. Bonds (United Waste                               4,250       4,180
 Systems, Inc. Project), Series 1995, 5.20% 2010
City of Detroit Limited Tax G.O. Bonds, Series 1995A,                                    1,145       1,263
 6.40% 2005
City of Flint, Hospital Building Auth. (Hurley Medical
 Center):
 Rev. Ref. Bonds, Series 1998A:
  5.00% 2008                                                                             2,030       2,007
  5.25% 2016                                                                             3,035       2,789
 Rev. Rental Bonds, Series 1998B:
  5.375% 2018                                                                            1,000         913
  5.375% 2028                                                                            3,250       2,832
The Econ. Dev. Corp. of the County of Midland, Subordinate                               6,305       6,542
 Pollution Control Limited Obligation Rev. Ref. Bonds
 (Midland Cogeneration Project), Series A, AMT, 6.875% 2009


Minnesota  -  1.25%
Minneapolis-St. Paul Metropolitan Airports Commission,                                   2,000       1,595
 Special Facs. Rev. Bonds (Northwest Airlines, Inc. Project),
 Series 2001A, AMT, 7.00% 2025
Port Auth. of the City of Saint Paul, Hotel Fac. Rev. Bonds                              8,000       7,629
 (Radisson Kellogg Project), Series 1999-2, 7.375% 2029


Mississippi  -  0.15%
G.O. Ref. Bonds, Series 2002A, 5.50% 2018                                                1,000       1,076


Nebraska  -  0.40%
City of Kearney, Industrial Dev. Rev. Bonds (The Great
 Platte River Road Memorial Foundation Project),
 Series 1998:
 6.75% 2023                                                                             12,890       1,521
 6.75% 2028                                                                             12,200       1,440


Nevada  -  3.78%
Housing Division, Single Family Mortgage Bonds:
 1999 Series B-1, 4.95% 2012                                                               535         535
 1999 Series D-2, AMT, 5.90% 2013                                                        1,280       1,356
Clark County:
 Special Improvement Dist. No. 121 (Southern Highlands Area),
 Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                             2,500       2,639
  7.50% 2019                                                                             9,040       9,570
 Special Improvement Dist. No. 132 (Summerlin South Area
 (Villages 15A and 18)), Local Improvement Bonds, Series 2001:
  6.125% 2011                                                                            1,040       1,048
  6.40% 2014                                                                             1,255       1,262
  6.50% 2015                                                                             1,000       1,009
  6.875% 2021                                                                            2,550       2,586
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West), 1998                                 2,000       1,778
 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley Properties),
 Limited Obligation Ref. Bonds, 1999 Series A:
  5.75% 2013                                                                             1,705       1,660
  5.90% 2018                                                                             1,000         965
City of Las Vegas, Special Improvement Dist. No. 808
 (Summerlin Area), Local Improvement Bonds, Series 2001:
 6.40% 2015                                                                              1,395       1,409
 6.75% 2021                                                                              2,000       2,026


New Hampshire  -  0.49%
Business Fin. Auth., Pollution Control Ref. Rev. Bonds                                   2,000       2,004
 (Public Service Co. of New Hampshire Project - 1992
 Tax-Exempt Series D), AMT, 6.00% 2021
Health and Education Facs. Auth., Exeter Hospital Obligated                              1,000         992
 Group Issue, Series 2001A, 5.75% 2031
Housing Fin. Auth., Single Family Mortgage Acquisition Rev.                                590         616
 Bonds, 1997 Series D, AMT, 5.60% 2012


New Jersey  -  4.17%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                                   4,750       4,989
 Improvement Dist. Project (City of Elizabeth), Series 1998A,
 6.375% 2031
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                   2,000       2,377
 (Preref. 2005)
  Winchester Gardens at Ward Homestead Project, Series 1996A:
   8.50% 2016                                                                            1,000       1,071
   8.625% 2025                                                                           3,000       3,204
 First Mortgage Rev. Bonds (Fellowship Village Project),
 Series 1998C:
  5.50% 2018                                                                             1,000         947
  5.50% 2028                                                                             1,500       1,365
 First Mortgage Rev. Ref. Bonds (Fellowship Village Project):
  Series 1998A:
   5.10% 2008                                                                            1,250       1,248
   5.20% 2009                                                                            1,000         992
   5.30% 2010                                                                            1,000         989
   Tax-Exempt Term Bonds:
    5.50% 2018                                                                           1,000         947
    5.50% 2025                                                                           1,000         915
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac., Series A, 7.25% 2031                                   2,250       2,193
  Seabrook Village, Inc. Fac., Series 2000A, 8.25% 2030                                  9,000       9,486


New Mexico  -  1.05%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa
 Improvement Dist.):
 Airport Road Business Center, Phase III, Series 2001A,                                  2,215       2,196
 8.375% 2021
 Border Industrial Park, Phase I & II, Series 2001B,                                     5,560       5,514
 8.875% 2021


New York  -  4.07%
Dormitory Auth.:
 Cert. of Part., City University of New York (John Jay                                   1,475       1,636
 College of Criminal Justice Project Ref.), 6.00% 2006
 Mental Health Services Fac. Improvement Rev. Bonds,                                     1,930       2,034
 Series 1998C, 5.00% 2010
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), 1996 Series A Ref.,                            1,000       1,100
 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds, 1997 Series C,                               800         849
 5.10% 2009
City of New York, G.O. Bonds:
 Fiscal 2001 Series F:
  5.00% 2008                                                                             2,000       2,097
  5.00% 2009                                                                             2,510       2,605
 Fiscal 2002 Series B, 5.50% 2012                                                        3,000       3,183
New York City Industrial Dev. Agcy., AMT:
 Industrial Dev. Rev. Bonds (Brooklyn Navy Yard Cogeneration                             2,000       2,081
 Partners, L.P. Project), Series 1997, 6.20% 2022
 Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY), Inc.                             2,000       2,034
 Project), 7.55% 2005
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal
 Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project),
 Series 1998, AMT:
 6.80% 2014                                                                              1,500       1,546
 7.00% 2030                                                                              3,000       3,117
Port Auth. of New York and New Jersey, Special Project Bonds,
 Series 4, AMT, KIAC Partners Project:
 7.00% 2007                                                                              1,500       1,572
 6.75% 2011                                                                              4,000       4,159
Suffolk County Industrial Dev. Agcy., Continuing Care                                    2,000       2,007
 Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030


North Carolina  -  2.05%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  7.25% 2007                                                                             1,500       1,678
  7.00% 2008                                                                             1,000       1,117
  6.125% 2009                                                                            3,950       4,224
  6.00% 2026                                                                             1,000       1,009
 Ref. Series 1999A, 5.20% 2010                                                           2,000       2,018
 Ref. Series 1999B:
  5.55% 2014                                                                             1,000       1,002
  5.70% 2017                                                                             2,000       1,990
 Series 1999D, 6.75% 2026                                                                1,000       1,056
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds,                             1,000       1,048
 Series 1999B, 6.50% 2020


North Dakota  -  0.12%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A, AMT,                                        875         871
 5.25% 2018


Ohio  -  1.58%
The Student Loan Funding Corp., Cincinnati, Student Loan                                   145         145
 Rev. Ref. Bonds, Series 1991A, AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay                                   4,000       3,664
 Shore Power Project), Series 1998A, AMT, 5.875% 2020
City of Cleveland, Airport Special Rev. Bonds (Continental
 Airlines, Inc. Project), AMT:
 Series 1998, 5.375% 2027                                                                2,750       1,799
 Series 1999, 5.70% 2019                                                                 1,500       1,088
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering
 Medical Center Network Obligated Group), Series 1999:
 6.75% 2018                                                                              1,000       1,049
 6.75% 2022                                                                              1,000       1,046
County of Richland, Hospital Facs. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                             1,000       1,043
 6.375% 2030                                                                             1,750       1,811


Oklahoma  -  1.85%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds
 (Langston Community Dev. Corp. Project), Series 2000A:
 7.40% 2017                                                                              2,710       2,622
 7.75% 2030                                                                              6,050       5,904
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds,                               6,000       5,121
 Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  1.68%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath
 Cogeneration Project), Series 1999:
 5.75% 2013                                                                              2,000       2,059
 5.875% 2016                                                                             3,500       3,542
 6.00% 2025                                                                              6,750       6,782


Pennsylvania  -  3.09%
Housing Fin. Agcy., Rev. Bonds, Single Housing Family                                    1,400       1,448
 Mortgage, Series 1997-58A, AMT, 5.85% 2017
Allegheny County Hospital Dev. Auth., Health System Rev.                                 2,000       2,110
 Bonds (West Penn Allegheny Health System), Series 2000B,
 9.25% 2030
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace                               1,000       1,064
 Obligated Group), ACA Insured, 5.70% 2009
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A, 6.00% 2014 (Escrowed to                                     500         536
 Maturity)
 Hospital Rev. Bonds (Temple University Hospital), Series of                             1,000       1,001
 1997, 5.70% 2009
Philadelphia Auth. for Industrial Dev., Rev. Bonds
 (Cathedral Village Project), Series of 1998:
 5.30% 2007                                                                              1,145       1,137
 5.50% 2010                                                                              1,000         971
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds (Moses
 Taylor Hospital Project), Series 1997:
 5.75% 2006                                                                              1,585       1,525
 5.80% 2007                                                                              1,680       1,599
 5.90% 2008                                                                              1,730       1,628
 6.00% 2009                                                                                940         877
 6.10% 2011                                                                              2,005       1,832
 6.20% 2017                                                                              1,000         851
Westmoreland County:
 Health Care Fac. Rev. Bonds (Redstone Presbyterian                                      4,000       4,190
 SeniorCare Obligated Group), Fixed Rate Rev. Bonds,
 Series 2000B, 8.125% 2030
 Indust. Dev. Auth., Variable Rate Rev. Bonds (National Waste                            2,000       1,970
 and Energy Corp.; Valley Landfill Expansion Project),
 Series 1993, AMT, 5.10% 2018 (Put 2009)


Rhode Island  -  0.28%
Housing and Mortgage Fin. Corp., Homeownership Opportunity                               2,000       2,034
 Bonds, Series 9-B-1, AMT, 5.55% 2013


South Carolina  -  1.72%
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                                     6,000       5,630
 1999A Ref. Series, 5.25% 2015
Tobacco Settlement Rev. Management Auth., Tobacco Settlement                             4,500       4,591
 Asset-Backed Bonds, Series 2001B, 6.00% 2022
York County, Pollution Control Facs. Rev. Bonds (Bowater                                 2,300       2,441
 Inc. Project), Series 1990, AMT, 7.625% 2006


Tennessee  -  0.13%
Health and Educational Facs. Board of the Metropolitan                                   1,160         986
 Government of Nashville and Davidson County, Rev. Ref.
 Bonds, Series 1998, 5.65% 2024


Texas  -  5.95%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds                                   1,500       1,355
 (American Airlines, Inc. Project), Series 1990, AMT,
 7.00% 2011
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev.                                1,000         911
 Bonds (Buckner Retirement Services, Inc. Obligated Group
 Project), Series 1998, 5.25% 2028
Brazos River Auth.:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas                                 2,000       2,004
 Utilities Electric Co. Project), Series 1995B, AMT,
 5.05% 2030 (Put 2006)
 Pollution Control Rev. Ref. Bonds (TXU Electric Company                                 9,375       9,326
 Project), Series 2001B, AMT, 5.75% 2036 (Put 2011)
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref.                               5,250       5,264
 Bonds (Valero Refining and Marketing Co. Project),
 Series 1997D, AMT, 5.125% 2009
Cities of Dallas and Fort Worth, Dallas/Fort Worth
 International Airport, Joint Rev. Improvement and Ref.
 Bonds, Series 2001A, AMT, FGIC Insured:
 5.625% 2011                                                                             2,000       2,128
 5.75% 2015                                                                              1,185       1,244
Donna Independent School Dist. (Hidalgo County), Unlimited                               1,000       1,008
 Tax School Building Bonds, Series 1998, 5.20% 2018
Fort Worth International Airport Fac. Improvement Corp.,                                 3,000       2,689
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007)
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Healthcare System),                               4,100       4,270
 Series 2001A, 6.375% 2029
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A:
  5.625% 2014                                                                            1,500       1,561
  5.50% 2020                                                                             2,850       2,855
Hidalgo County Health Services Corp., Hospital Rev. Bonds
 (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                              2,365       2,423
 6.75% 2016                                                                              1,000         956
City of Houston, Airport System Subordinate Lien, Rev. Ref.                              2,855       2,942
 Bonds, Series 2001A, AMT, FGIC Insured, 5.50% 2015
San Antonio Independent School Dist., Unlimited Tax Ref.                                 1,500       1,594
 Bonds, Series 2001B, 5.375% 2013
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                                    1,390       1,357
 6.125% 2023


Utah  -  1.35%
Housing Corp., Single Family Mortgage Bonds, AMT:
 2001 Series E, 5.20% 2018                                                              2,500       2,472
 2001 Series F, 4.95% 2018                                                               2,000       1,951
 2002 Series B, 5.30% 2018                                                               1,000         993
Housing Fin. Agcy., Single Family Mortgage Bonds, AMT:
 1997 Series G-2, Class III, 5.60% 2010                                                    730         763
 1998 Series G-2, Class III, 4.90% 2012                                                    795         813
 1999 Series B-2, Class III, 5.10% 2012                                                    935         960
 1999 Series C-3, Class III, 5.60% 2013                                                  1,235       1,294
 Federally Insured or Guaranteed Mortgage Loans, 1999                                      655         686
 Issue D, AMT, 5.60% 2013


Virginia  -  2.03%
Dulles Town Center Community Dev. Auth. (Loudoun County),                                4,000       3,915
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community Rev.
 Bonds (Greenspring Village, Inc. Fac.), Series 1999A:
 6.75% 2012                                                                              1,500       1,575
 7.50% 2029                                                                              4,000       4,181
Gateway Community Dev. Auth. (Prince William County),                                    2,000       1,969
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth. of Henrico County, Solid Waste Disposal                              500         476
 Rev. Bonds (Browning-Ferris Industries of South Atlantic,
 Inc. Project), Series 1995, AMT, 5.30% 2011 (Put 2005)
Heritage Hunt Commercial Community Dev. Auth. (Prince                                    1,000       1,046
 William County), Special Assessment Bonds, Series 1999B,
 7.00% 2029
Pocahontas Parkway Association, Route 895 Connector Toll
 Road Rev. Bonds, Series 1998A:
 5.25% 2008                                                                              1,100         975
 5.00% 2011                                                                              1,000         815


Washington  -  0.36%
Health Care Facs. Auth. Rev. Bonds, (Group Health                                        1,500       1,591
 Cooperative of Puget Sound), Series 2001, AMBAC Insured,
 5.375% 2012
Port of Seattle, Rev. Bonds, Series B, AMT, FGIC Insured,                                1,000       1,064
 5.50% 2010


Wisconsin  -  1.52%
Health Educational Facs. Auth. Rev. Bonds (Froedtert &                                   1,000       1,030
 Community Health Obligated Group), Series 2001, 5.625% 2013
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                   1,400       1,422
 Housing Rev. Bonds, 1993 Series B, AMT, 5.30% 2006                                      1,000       1,036
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds
 (Oconto Falls Tissue, Inc. Project), Series 1997, AMT:
 7.75% 2022                                                                              8,600       6,927
 8.125% 2022 /1/                                                                           970         805
                                                                                                   681,472




Short-Term Securities  -  6.12%

Gulf Coast Waste Disposal Auth., Texas, Environmental Facs.                              3,200       3,200
 Rev. Bonds (ExxonMobil Project), Series 2001B, AMT,
 1.50% 2025 /3/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                                 3,500       3,529
 Series 2001, 3.50% 6/28/2002
State of Kentucky, Asset/Liability Commission, General Fund                              5,000       5,051
 Tax and Rev. Anticipation Notes, 2001 Series A, 4.00%
 6/26/2002
Lincoln County, Wyoming, Pollution Control Rev. Bonds                                    2,200       2,200
 (Exxon Project),  Series 1984C, 1.41% 2014 /3/
County of Los Angeles, California, 2001-2002 Tax and Rev.                                1,500       1,514
 Anticipation Notes, Series A, 3.75% 6/28/2002
Lower Neches Valley Auth., Texas, Industrial Dev. Corp.,                                 3,700       3,700
 Exempt Facs. Ref. Rev. Bonds (ExxonMobil Project),
 Series 2001, Subseries 2001A, 1.40% 2031 /3/
Massachusetts Health and Educational Facs. Auth., Rev. Bonds                             2,000       2,000
 (Harvard University Issue), Series L, 1.25% 2024 /3/
State of New Mexico, 2001-2002 Tax and Rev. Anticipation                                 3,000       3,032
 Notes, Series 2001, 4.00% 6/28/2002
North Carolina Medical Care Commission, Variable Rate                                    2,500       2,500
 Hospital Rev. Bonds (Pooled Fncg. Project), Series 1996A,
 1.50% 2016 /3/
Sublette County, Wyoming:
 Adjustable Tender Pollution Control Rev. Bonds (Exxon                                   2,600       2,600
 Project), Series 1987B, AMT, 1.50% 2017 /3/
 Pollution Control Rev. Bonds (Exxon Project), 1987 Series A,                            1,100       1,100
 AMT, 1.50% 2017 /3/
State of Texas, Tax and Rev. Anticipation Notes, Series                                  9,800       9,931
 2001A, 3.75% 8/29/2002
Uinta County, Wyoming Pollution Control Ref. Rev. Bonds                                  1,600       1,600
 (Chevron U.S.A. Inc Project), Series 1992, 1.50% 2022 /3/
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds                                  2,130       2,130
 (Exxon Pipeline Co. Project), 1993 Series A, 1.40% 2033 /3/
State of Wyoming, General Fund Tax and Rev. Anticipation                                 1,000       1,008
 Notes, Series 2001A, 3.50% 6/27/2002
                                                                                                    45,095

TOTAL INVESTMENT SECURITIES (cost: $730,467,000)                                                   726,567
Excess of cash and receivables over payables                                                        10,444

NET ASSETS                                                                                        $737,011

/1/ Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
/2/ Company not making interest payments;
 bankruptcy proceedings pending.
/3/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Redev. - Redevelopment
Ref. - Refunding
Rev. - Revenue

American High-Income Municipal Bond Fund
Financial statements

Statement of assets and liabilities                                                           Unaudited
at January 31, 2002                                                         (dollars in  thousands)

Assets:
 Investment securities at market
  (cost: $730,467)                                                                             $726,567
 Cash                                                                                                 1
 Receivables for -
  Sales of fund's shares                                                        $ 2,418
  Interest                                                                       11,492          13,910
                                                                                                740,478
Liabilities:
 Payables for -
  Purchases of investments                                                        1,011
  Repurchases of fund's shares                                                      524
  Dividends on fund's shares                                                      1,317
  Management services                                                               250
  Other expenses                                                                    365           3,467
Net assets at January 31, 2002                                                                 $737,011

 Total authorized capital stock - 200,000,000
 shares, $.001 par value
 Class A shares:
  Net assets                                                                                   $698,263
  Shares outstanding                                                                         46,276,200
  Net asset value per share                                                                      $15.09
 Class B shares:
  Net assets                                                                                    $19,847
  Shares outstanding                                                                          1,315,380
  Net asset value per share                                                                      $15.09
 Class C shares:
  Net assets                                                                                    $12,686
  Shares outstanding                                                                            840,730
  Net asset value per share                                                                      $15.09
 Class F shares:
  Net assets                                                                                     $6,215
  Shares outstanding                                                                            411,900
  Net asset value per share                                                                      $15.09



Statement of operations                                                                       Unaudited
for the six months ended January 31, 2002                                   (dollars in  thousands)
Investment income:
 Income:
  Interest                                                                                      $21,987

 Expenses:
  Management services fee                                                        $1,454
  Distribution expenses - Class A                                                 1,027
  Distribution expenses - Class B                                                    79
  Distribution expenses - Class C                                                    42
  Distribution expenses - Class F                                                     4
  Transfer agent fee - Class A                                                       94
  Transfer agent fee - Class B                                                        3
  Administrative services fees - Class C                                              7
  Administrative services fees - Class F                                              4
  Reports to shareholders                                                            31
  Registration statement and prospectus                                              66
  Postage, stationery and supplies                                                   16
  Directors' fees                                                                     9
  Auditing and legal fees                                                            41
  Custodian fee                                                                       7
  Taxes other than federal income tax                                                 1
  Other expenses                                                                      4           2,889
 Net investment income                                                                           19,098

Realized loss and unrealized
 depreciation on investments:
 Net realized loss                                                                                 (460)
 Net unrealized depreciation on investments                                                     (11,716)
  Net realized loss and
   unrealized depreciation on investments                                                       (12,176)

 Net increase in net assets resulting
  from operations                                                                                $6,922









Statement of changes in net assets                                          (dollars in thousands)

                                                                             Six months            Year
                                                                                  ended           ended
                                                                            January 31,        July 31,
                                                                               2002 /1/             2001
Operations:
 Net investment income                                                          $19,098         $32,944
 Net realized loss on investments                                                  (460)            (36)
 Net unrealized (depreciation) appreciation
  on investments                                                                (11,716)         19,734
  Net increase in net assets
   resulting from operations                                                      6,922          52,642

Dividends paid to shareholders:
 Dividends from net investment income:
  Class A                                                                       (18,686)        (32,744)
  Class B                                                                          (371)           (270)
  Class C                                                                          (189)            (33)
  Class F                                                                           (91)            (15)
   Total dividends                                                              (19,337)        (33,062)

Capital share transactions:
 Proceeds from shares sold                                                      188,522         215,865
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                              11,837          20,280
 Cost of shares repurchased                                                    (117,896)       (140,379)
  Net increase in net assets resulting
   from capital share transactions                                               82,463          95,766
Total increase in net assets                                                     70,048         115,346

Net assets:
 Beginning of period                                                            666,963         551,617
 End of period (including undistributed
  net investment income: $368 and $707,
  respectively)                                                                $737,011        $666,963

/1/ Unaudited.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in accounting principles generally accepted in the United States of America for mutual funds. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the Statement of Operations.
Therefore, the undistributed net investment income amount is primarily comprised of these adjustments which were based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes was $730,467,000. Net unrealized depreciation on investments aggregated $3,900,000; $22,449,000 related to appreciated securities and $26,349,000 related to depreciated securities. For the six months ended January 31, 2002, the fund realized tax basis net capital gains of $222,000. The fund had available at July 31, 2001, a net capital loss carryforward totaling $6,620,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, net capital losses totaling $169,000 which were realized during the period November 1, 2000 through July 31, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,454,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.408% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were limited to $1,027,000, equivalent to an annualized rate of 0.30% of average daily net assets attributable to Class A shares. As of January 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $342,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $79,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $42,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $4,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $236,000.

AFD received $282,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $97,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $16,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $11,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $25,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $123,846,000 and $59,389,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $7,000 includes $1,000 that was paid by these credits rather than in cash.

For the six months ended January 31, 2002, the fund reclassified $18,000 from undistributed net investment income to undistributed net realized gains. The fund also reclassified $82,000 from undistributed net investment income to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of January 31, 2002, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of capital stock                                             $747,757
Undistributed net investment income                                                         368
Accumulated net realized loss                                                            (7,214)
Net unrealized depreciation                                                              (3,900)
Net assets                                                                             $737,011

Capital share transactions in the fund were as follows:

                                                                              Six Months      Six Months
                                                                                   ended           ended
                                                                             January 31,     January 31,
                                                                                    2002            2002
                                                                            Amount (000)          Shares
Class A Shares:
  Sold                                                                        $  163,364      10,703,915
  Reinvestment of dividends and distributions                                     11,386         747,034
  Repurchased                                                                   (115,008)     (7,549,579)
   Net increase in Class A                                                        59,742       3,901,370
Class B Shares:
  Sold                                                                            10,050         658,625
  Reinvestment of dividends and distributions                                        249          16,322
  Repurchased                                                                     (1,056)        (69,287)
   Net increase in Class B                                                         9,243         605,660
Class C Shares: /1/
  Sold                                                                             9,166         600,573
  Reinvestment of dividends and distributions                                        130           8,579
  Repurchased                                                                       (616)        (40,452)
   Net increase in Class C                                                         8,680         568,700
Class F Shares: /1/
  Sold                                                                             5,942         389,946
  Reinvestment of dividends and distributions                                         72           4,730
  Repurchased                                                                     (1,216)        (79,336)
   Net increase in Class F                                                         4,798         315,340
Total net increase in fund                                                    $   82,463       5,391,070




                                                                              Year ended      Year ended
                                                                                July 31,        July 31,
                                                                                     2001            2001
                                                                            Amount (000)          Shares
Class A Shares:
  Sold                                                                        $  199,249      13,256,036
  Reinvestment of dividends and distributions                                     20,047       1,332,347
  Repurchased                                                                   (138,032)     (9,188,783)
   Net increase in Class A                                                        81,264       5,399,600
Class B Shares:
  Sold                                                                             9,884         656,159
  Reinvestment of dividends and distributions                                        199          13,211
  Repurchased                                                                     (1,171)        (77,890)
   Net increase in Class B                                                         8,912         591,480
Class C Shares: /1/
  Sold                                                                             4,325         285,173
  Reinvestment of dividends and distributions                                         22           1,461
  Repurchased                                                                       (221)        (14,604)
   Net increase in Class C                                                         4,126         272,030
Class F Shares: /1/
  Sold                                                                             2,407         159,012
  Reinvestment of dividends and distributions                                         12             807
  Repurchased                                                                       (955)        (63,259)
   Net increase in Class F                                                         1,464          96,560
Total net increase in fund                                                    $   95,766       6,359,670

/1/ Class C and Class F shares were not offered before March 15, 2001.

Per-share data and ratios

                                                                     Class A         Class A       Class A
                                                                  Six months
                                                                       ended      Year ended    Year ended
                                                                January 31,         July 31,      July 31,
                                                                2002 /1/,/2/             2001          2000
Net asset value, beginning of period                                  $15.35          $14.87        $15.49

 Income from investment operations:
  Net investment income                                              .41 /3/         .83 /3/       .82 /3/

  Net (losses) gains on securities                                  (.25)/3/         .48 /3/      (.58)/3/
    (both realized and unrealized)

   Total from investment operations                                      .16            1.31           .24

 Less distributions:
  Dividends (from net investment income)                                (.42)           (.83)         (.83)

  Distributions (from capital gains)                                        -               -         (.03)

   Total distributions                                                  (.42)           (.83)         (.86)

Net asset value, end of period                                        $15.09          $15.35        $14.87

Total return /4/                                                        1.05%           9.14%         1.61%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $698            $650          $550

 Ratio of expenses to average net assets                             .78%/5/             .80%          .80%

 Ratio of net income to average net assets                          5.39%/5/            5.50%         5.53%





                                                                     Class A         Class A       Class A

                                                                  Year ended      Year ended    Year ended
                                                                    July 31,        July 31,      July 31,
                                                                         1999            1998          1997
Net asset value, beginning of period                                  $16.12          $15.90        $15.23

 Income from investment operations:
  Net investment income                                                  .81             .84           .87

  Net (losses) gains on securities                                      (.54)            .26           .80
    (both realized and unrealized)

   Total from investment operations                                      .27            1.10          1.67

 Less distributions:
  Dividends (from net investment income)                                (.82)           (.84)         (.86)

  Distributions (from capital gains)                                    (.08)           (.04)         (.14)

   Total distributions                                                  (.90)           (.88)        (1.00)

Net asset value, end of period                                        $15.49          $16.12        $15.90

Total return /4/                                                        1.63%           7.05%        11.36%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $564            $464          $316

 Ratio of expenses to average net assets                                 .78%            .79%          .87%

 Ratio of net income to average net assets                              5.09%           5.19%         5.51%




                                                                     Class B         Class B       Class B
                                                                  Six months            Year
                                                                       ended           ended   March 15 to
                                                                 January 31,        July 31,      July 31,
                                                                2002 /1/,/2/             2001     2000 /1/
Net asset value, beginning of period                                  $15.35          $14.87        $14.79

 Income from investment operations: /3/
  Net investment income                                                  .36             .71           .23

  Net (losses) gains on securities                                      (.25)            .50           .14
    (both realized and unrealized)

   Total from investment operations                                      .11            1.21           .37

 Less distributions:
  Dividends (from net investment income)                                (.37)           (.73)         (.29)

Net asset value, end of period                                        $15.09          $15.35        $14.87

Total return /4/                                                         .70%           8.45%         3.16%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $20             $11            $2

 Ratio of expenses to average net assets                            1.49%/5/            1.48%          .55%

 Ratio of net income to average net assets                          4.64%/5/            4.72%         1.77%




                                                                     Class C         Class C
                                                                  Six months
                                                                       ended     March 15 to
                                                                 January 31,        July 31,
                                                                2002 /1/,/2/        2001 /1/
Net asset value, beginning of period                                  $15.35          $15.11

 Income from investment operations: /3/
  Net investment income                                                  .35             .25

  Net (losses) gains on securities                                      (.25)            .25
    (both realized and unrealized)

   Total from investment operations                                      .10             .50

 Less distributions:
  Dividends (from net investment income)                                (.36)           (.26)

Net asset value, end of period                                        $15.09          $15.35

Total return /4/                                                         .62%           3.34%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $13              $4

 Ratio of expenses to average net assets                            1.63%/5/             .59%

 Ratio of net income to average net assets                          4.54%/5/            1.75%




                                                                     Class F         Class F
                                                                  Six months
                                                                       ended     March 19 to
                                                                 January 31,        July 31,
                                                                2002 /1/,/2/        2001 /1/
Net asset value, beginning of period                                  $15.35          $15.12

 Income from investment operations: /3/
  Net investment income                                                  .40             .26

  Net (losses) gains on securities                                      (.25)            .25
    (both realized and unrealized)

   Total from investment operations                                      .15             .51

 Less distributions:
  Dividends (from net investment income)                                (.41)           (.28)

Net asset value, end of period                                        $15.09          $15.35

Total return /4/                                                         .98%           3.43%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $6              $1

 Ratio of expenses to average net assets                             .93%/5/             .35%

 Ratio of net income to average net assets                          5.30%/5/            1.88%






Supplemental data - all classes
                                                                  Six months            Year          Year
                                                                       ended           ended         ended
                                                                January 31,         July 31,      July 31,
                                                                2002 /1/,/2/             2001          2000
Portfolio turnover rate                                                 9.02%          18.23%        33.20%





Supplemental data - all classes
                                                                        Year            Year          Year
                                                                       ended           ended         ended
                                                                    July 31,        July 31,      July 31,
                                                                         1999            1998          1997
Portfolio turnover rate                                                16.67%          16.38%        15.31%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.

Limited Term Tax-Exempt Bond Fund of America
Investment Portfolio
January 31, 2002

Portfolio composition
[pie chart and table]
                                                                   Percent of
                                                                   Net Assets
Texas                                                                   14.33%
Michigan                                                                  7.58
Illinois                                                                  6.04
California                                                                6.02
Indiana                                                                   5.44
Washington                                                                5.37
New York                                                                  4.78
North Carolina                                                            3.92
District of Columbia                                                      3.52
Louisiana                                                                 3.25
Other states                                                             34.49
Cash & equivalents                                                        5.26


Limited Term Tax-Exempt Bond Fund of America                                                     Unaudited
Investment Portfolio, January 31, 2002



                                                                                     Principal      Market
                                                                                        Amount       Value
Fixed-Income Securities  -  94.74%                                                       (000)       (000)

Alabama  -  0.24%
Industrial Dev. Board of the City of Butler, Pollution                                   $1,000      $1,004
 Control Ref. Rev. Bonds (James River Project),
 Series 1993, 5.50% 2005


Alaska  -  1.71%
Industrial Dev. and Export Auth. Power Rev. Bonds
 (Snettisham Hydroelectric Project), First Series,
 AMT, AMBAC Insured:
 5.25% 2005                                                                                 930         979
 5.25% 2005 (Escrowed to Maturity)                                                           70          74
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2009                                                                               1,000       1,052
 5.60% 2010                                                                               1,000       1,055
 4.75% 2015                                                                               1,750       1,689
Student Loan Corp., Student Loan Rev. Bonds,                                              2,140       2,265
 2000 Series A, AMT, AMBAC Insured, 5.65% 2010


Arizona  -  0.71%
Industrial Dev. Auth. of the County of Maricopa, Health                                   1,950       1,935
 Fac. Rev. Bonds (Catholic Healthcare West Project),
 1998 Series A, 4.30% 2005
City of Phoenix, Senior Lien Street and Highway User                                      1,000       1,035
 Rev. Ref. Bonds, Series 1993, 5.00% 2008


California  -  6.02%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                  4,300       4,318
 Rev. Bonds (USA Waste Services, Inc. Project), Series
 1998A, AMT, 5.10% 2018 (Put 2008)
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                                         4,000       4,082
  Communities, LP),Series 1998A-1, AMT, 5.05% 2025 (Put 2008)
 Cert. of Part. (Catholic Healthcare West Project),                                         915         962
  1999 Series A, 6.00% 2009
Veterans G.O. Bonds, Series BL, AMT, 4.95% 2007                                           2,560       2,651
Association of Bay Area Governments, Fin. Auth. For
 Nonprofit Corps.:
 Rev. Bonds (San Diego Hospital Association), Series 2001A,                               1,025       1,059
 5.25% 2006
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project:
   Series 1997A, 5.25% 2007                                                                 655         638
   Series 1997B, 5.50% 2007                                                                 915         893
  Episcopal Homes Foundation, Series 1998:
   5.00% 2007                                                                             1,405       1,448
   5.00% 2008                                                                             2,455       2,521
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of                               3,500       3,811
 the Pacific Project), 1995 Series A, 5.75% 2005 (Escrowed
 to Maturity)
County of Los Angeles, Capital Asset Leasing Corp., Cert.                                   695         718
 of Part. (Marina del Rey), 1993 Series A, 6.25% 2003
City of Torrance, Hospital Rev. Bonds (Torrance Memorial
 Medical Center), Series 2001A:
 4.70% 2009                                                                               1,010       1,016
 4.80% 2010                                                                                 940         943


Colorado  -  1.46%
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives),                             2,000       2,098
 Series 2001, 5.375% 2010
Housing and Fin. Auth., Single Family Program Senior Bonds,                                 295         302
 1995 Series C-2, 5.625% 2009
EagleBend Affordable Housing Corp., Multi-family Housing                                  2,585       2,582
 Project Rev. Ref. Bonds, Series 1997A, 5.75% 2007
University of Colorado Hospital Auth., Hospital Ref. Rev.                                 1,000       1,088
 Bonds, Series 1997A, AMBAC Insured, 5.50% 2007


Connecticut  -  1.10%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A (Escrowed to Maturity): /1/
 6.25% 2002                                                                                 500         514
 6.375% 2004                                                                                995       1,095
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution                              3,000       2,959
 Payment, Public Improvement Bonds, Series 2001, 5.375% 2011


Delaware  -  0.49%
Econ. Dev. Auth., Pollution Control Ref. Rev. Bonds                                       2,000       2,042
 (Delmarva Power & Light Co. Project), Series 2001C, AMBAC
 Insured, 4.90% 2026 (Put 2011)


District of Columbia  -  3.52%
G.O. Ref. Bonds:
 Series 1993B-2, FSA Insured, 5.50% 2010                                                  2,500       2,711
 Series 1993D, FGIC Insured:
  5.10% 2002 (Escrowed to Maturity)                                                         932         959
  5.10% 2002                                                                                 68          70
 Series 1999, FSA Insured:
  5.50% 2009                                                                                695         754
  5.50% 2009 (Escrowed to Maturity)                                                         195         214
Fixed Rate Rev. Bonds (National Academy of Sciences Project),                             1,065       1,122
 Series 1999A, AMBAC Insured, 5.00% 2007
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc.
 Issue), Series 1997A, MBIA Insured (Escrowed to Maturity):
 6.00% 2006                                                                               1,000       1,112
 6.00% 2007                                                                               1,250       1,396
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                      1,000       1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                     2,000       2,083
 Series 2001D, 6.875% 2031 (Put 2007)                                                     3,000       3,203


Florida  -  2.19%
Dade County, Resource Recovery Fac. Ref. Rev. Bonds, Series                               3,500       3,830
 1996, AMT, AMBAC Insured, 6.00% 2006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.                                   1,500       1,526
 Bonds (Shell Point/Alliance Obligated Group, Shell Point
 Village Project), Series 1999A, 5.25% 2005
Lee County, Solid Waste System Ref. Rev. Bonds, Series 2001,
 AMT, MBIA Insured:
 5.25% 2009                                                                               1,500       1,579
 5.25% 2010                                                                               2,000       2,097
Meadow Pointe II, Community Dev. Dist. (Pasco County),                                      110         110
 Capital Improvement Rev. Bonds, Series 1998A, 5.25% 2003


Hawaii  -  0.51%
Cert. of Part. (Kapolei State Office Building), 1998                                      1,000       1,058
 Series A, AMBAC Insured, 5.00% 2005
Housing and Community Dev. Corp., Single Family Mortgage                                  1,000       1,071
 Purchase Rev. Bonds, Series 2000A, AMT, 5.90% 2008


Idaho  -  0.89%
Housing and Fin. Association, AMT:
 Single Family Mortgage Bonds:
  1998 Series C-2, 5.25% 2011                                                               420         430
  1998 Series E-3, 5.125% 2011                                                              585         596
  1998 Series H, 4.65% 2012                                                               1,115       1,141
  1998 Series I-2, 4.70% 2012                                                               555         566
 Single Family Programs Disclosure Report, 1978 Series A,                                 1,000         988
 5.40% 2021


Illinois  -  6.04%
G.O. Bonds, Series of April 1998, FSA Insured, 5.50% 2009                                 4,000       4,332
Health Facs. Auth., Rev. Bonds:
 Advocate Health Care Network:
  Series 1998A:
   5.00% 2006 (Escrowed to Maturity)                                                        980       1,049
   5.00% 2006                                                                               750         782
  Series 2000:
   5.25% 2007                                                                             1,000       1,054
   5.30% 2008                                                                             2,000       2,110
 Centegra Health System, Series 1998, 5.50% 2007                                          2,480       2,583
 Highland Park Hospital Project, Series 1997A, FGIC Insured,                              1,490       1,618
 5.50% 2005
 OSF Healthcare System, Series 1999:
  5.25% 2005                                                                                855         894
  5.375% 2006                                                                               900         944
  5.50% 2008                                                                              1,000       1,056
 Victory Health Services, Series 1997A, 5.25% 2004                                        1,755       1,823
Health Facs. Auth., Rev. Ref. Bonds:
 Advocate Health Care Network, Series 1997A:
  5.50% 2004                                                                              1,250       1,324
  5.10% 2005                                                                              1,815       1,904
 Northwestern Medical Faculty Foundation, Inc., Series 1998,                              1,810       1,942
 MBIA Insured,  5.25% 2006
Housing Dev. Auth., Multi-family Housing Bonds, 1992                                      1,165       1,188
 Series A, 6.55% 2003
City of Chicago, Chicago O'Hare International Airport,                                    1,000         557
 Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.
 Project), Series 1999B, AMT, 5.20% 2011


Indiana  -  5.44%
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                                 1,500       1,566
  Series 1999D, 5.50% 2008                                                                1,000       1,078
 Clarian Health Partners, Inc., Series 1996A, MBIA Insured,                               1,000       1,062
 5.25% 2008
 The Methodist Hospitals, Inc., Series 2001:
  5.25% 2009                                                                              1,000       1,042
  5.25% 2010                                                                              1,445       1,498
  5.25% 2011                                                                              1,525       1,573
Housing Fin. Auth., Multi-family Housing Rev. Bonds                                       1,400       1,420
 (Indiana Affordable Housing, Inc.), Series 1999A,
 5.40% 2009
State Revolving Fund Program Bonds, Series 2001A:
 5.25% 2009                                                                               1,825       1,953
 5.50% 2011                                                                               1,500       1,636
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds,                               4,970       5,234
 Series 1996, AMBAC Insured 5.25% 2010
Boone County Hospital Association, Lease Rev. Bonds,                                      1,200       1,251
 Series 2001, FGIC Insured, 5.00% 2009
The Trustees of Purdue University, Cert. of Part.,
 Series 2001A:
 5.00% 2009                                                                               1,000       1,055
 5.00% 2010                                                                               1,135       1,193
Hospital Auth. of St. Joseph County, Health System Bonds                                  1,010       1,092
 (Memorial Health System), Series 1998A, MBIA Insured,
 5.50% 2008


Iowa  -  1.99%
Fin. Auth., Hospital Facs. Rev. Bonds:
 Iowa Health System, Series 1998A, MBIA Insured, 5.25% 2007                               1,895       2,023
 Mercy Medical Center Project, Series 1999, FSA Insured,                                  1,000       1,067
 5.30% 2009
Tobacco Settlement Auth., Asset-Backed Bonds, Series 2001B,                               5,000       5,182
 5.50% 2011


Kentucky  -  1.86%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),                                      3,000       3,131
 Series 2000A, MBIA Insured, 6.125% 2010
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                              1,000         966
  5.40% 2006                                                                              1,500       1,405
  5.50% 2007                                                                                465         431
City of Ashland, Pollution Control Ref. Rev. Bonds                                        1,750       1,820
 (Ashland Inc. Project), Series 1999, 5.70% 2009


Louisiana  -  3.25%
Public Facs. Auth., Hospital Rev. and Ref. Bonds (Franciscan                              4,500       4,857
 Missionaries of Our Lady Health System Project), Series
 1998A, FSA Insured, 5.50% 2006
Jefferson Parish Hospital Service Dist. No. 2, Parish of                                  1,000       1,058
Jefferson, Hospital Rev. Bonds, Series 1998, FSA Insured,
 5.00% 2005
Plaquemines Port, Harbor and Terminal Dist., Marine Terminal
 Facs. Rev. Ref. Bonds (Electro-Coal Transfer Corp.
 Project):
 Series 1985A, 5.00% 2007                                                                 1,525       1,540
 Series 1985C, 5.00% 2007                                                                 3,000       3,030
 Series 1985D, 5.00% 2007                                                                 1,000       1,010
Parish of St. Charles, Pollution Control Rev. Ref. Bonds                                  2,000       2,039
 (Entergy Louisiana, Inc. Project), Series 1999-C,
 5.35% 2029 (Put 2003)


Maine  -  1.32%
Educational Loan Marketing Corp., Senior Student Loan Rev.
 Bonds, Series 1994A-4, AMT:
 5.95% 2003                                                                               1,000       1,052
 6.05% 2004                                                                               1,500       1,589
Housing Auth., Mortgage Purchase Bonds:
 1994 Series E, 6.30% 2002                                                                  455         459
 2001 Series E-1 (Non-AMT), 4.125% 2010                                                   1,000         982
Student Loan Rev. Ref. Bonds, Series 1992A-1, AMT:
 6.20% 2003                                                                                 515         524
 6.30% 2004                                                                                 880         895


Maryland  -  0.37%
G.O. Bonds, State and Local Facs. Loan of 2000, Series F,                                 1,000       1,101
 5.50% 2008
Community Dev. Administration, Dept. of Housing and Community                               450         454
 Dev., Single Family Program Bonds, 1994 First Series,
 5.70% 2017


Massachusetts  -  1.93%
Educational Fncg. Auth., Education Loan Rev. and Ref. Bonds,                              2,335       2,514
 Issue G, Series 2000A, AMT, MBIA Insured, 5.55% 2008
Industrial Fin. Agcy. Resource Recovery Rev. Ref. Bonds                                   1,550       1,349
 (Ogden Haverhill Project), Series 1998A, AMT, 5.15% 2007
Municipal Wholesale Electric Co., Power Supply Project Rev.                               2,000       2,089
 Bonds, Project No.6 Issue, Series A, 5.00% 2011
Port Auth. Special Facs. Rev. Bonds (United Air Lines, Inc.                               3,000       2,076
 Project), Series 1999A, AMT, 5.75% 2029 (Put 2007)


Michigan  -  7.58%
Building Auth., 2001 Rev. Bonds, Series II (Facs. Program),                               2,000       2,147
 5.25% 2011
Hospital Fin. Auth.:
 Hospital Rev. Bonds (Henry Ford Health System), Series                                   1,000       1,063
 1999A, 5.50% 2008
 Hospital Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group, Series 1993B,                               1,000       1,053
 AMBAC Insured, 5.00% 2006
  MidMichigan Obligated Group, Series 1997A, FSA Insured,                                 2,775       2,999
 5.50% 2007
  Sparrow Obligated Group, Series 2001,  5.25% 2009                                       1,000       1,034
 Hospital Rev. Ref. Bonds:
  Hackley Hospital Obligated Group, Series 1998A, 4.90% 2007                              1,140       1,133
  Henry Ford Hospital, Series 1984A, AMBAC Insured,                                       1,250       1,410
 6.00% 2011
  Genesys Health System Obligated Group, Series 1995A,                                    1,375       1,490
 7.20% 2003 (Escrowed to Maturity)
  Pontiac Osteopathic, Series 1994A, 5.375% 2006                                          3,695       3,662
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                              1,000       1,002
  Variable Rate Rev. Bonds (Ascension Health Credit Group):
   Series 1999B-3, 5.30% 2033 (Put 2006)                                                  5,000       5,252
   Series 1999B-4, 5.375% 2033 (Put 2007)                                                 2,000       2,098
Housing Dev. Auth., Rental Housing Rev. Bonds, 1992                                       1,200       1,244
 Series A, AMBAC Insured, 6.40% 2005
City of Detroit, G.O. Ref. Bonds (Unlimited Tax):
 Series 1995A, 6.25% 2004                                                                 1,000       1,080
 Series 1995B, 6.75% 2003                                                                 2,000       2,109
City of Flint Hospital Building Auth., Rev. Ref. Bonds                                      680         689
 (Hurley Medical Center), Series 1998A, 5.00% 2003
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health),                                    2,020       2,116
 Series 2001A, 5.25% 2010


Minnesota  -  0.75%
Housing Fin. Agcy., Single Family Mortgage Bonds, 2000                                    1,475       1,501
 Series H, AMT, 4.25% 2006
Minneapolis-St. Paul Metropolitan Airports Commission,                                    1,500       1,602
 AMT, AMBAC Insured, 5.50% 2008


Nevada  -  0.97%
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds,                                  2,000       2,126
 Series December 1, 2000A, 5.00% 2009
Housing Division, Single Family Mortgage Bonds,                                             795         820
 1998 Series B-1, 5.20% 2011
City of Henderson, Health Fac. Rev. Bonds (Catholic                                       1,050       1,112
 Healthcare West), 1998 Series A, 6.20% 2009


New Jersey  -  0.64%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship
 Village Project), Series 1998A:
 5.00% 2006                                                                               1,275       1,284
 5.05% 2007                                                                               1,375       1,381


New Mexico  -  1.46%
Supplemental Severance Tax Bonds, Series 2002A:
 5.00% 2009                                                                               3,500       3,666
 5.00% 2010                                                                               2,000       2,068
Educational Assistance Foundation, Student Loan Rev. Bonds,                                 340         353
 Subordinate 1992 Series One-B, AMT, 6.85% 2005


New York  -  4.78%
Dormitory Auth.:
 Center for Nursing & Rehabilitation, Inc., FHA-Insured                                     560         578
  Mortgage Nursing Home Rev. Bonds, Series 1997, 4.75% 2007
 Mental Health Services Facs. Improvement Rev. Bonds,
 Series 1997B:
  6.00% 2007                                                                                995       1,098
  6.00% 2007 (Escrowed to Maturity)                                                           5           6
 Secured Hospital Rev. Bonds:
  Saint Agnes Hospital, Series 1998A, 4.80% 2006                                          1,000       1,047
  Wyckoff Heights Medical Center, Series 1998H, 5.125% 2008                               1,000       1,060
Housing Fin. Agcy., Health Facs. Rev. Bonds (New York City),                              5,450       5,995
 1996 Series A Ref., 6.00% 2006
Castle Rest Residential Health Care Fac., FHA-Insured                                     1,090       1,112
 Mortgage Rev. Bonds,  Series 1997A, 4.875% 2007
City of New York, G.O. Bonds:
 Fiscal 1997 Series L, MBIA Insured, 5.625% 2007                                          1,000       1,084
 Fiscal 2001 Series B, MBIA Insured:
  4.80% 2008                                                                              2,000       2,074
  4.90% 2009                                                                              1,000       1,032
  5.50% 2010                                                                              1,000       1,067
 Fiscal 2001 Series D, 5.50% 2009                                                         1,000       1,070
 Fiscal 2001 Series F, 5.00% 2010                                                         1,000       1,032
Cert. of Part., City University of New York (John Jay                                     1,500       1,664
 College of Criminal Justice Project Ref.), 6.00% 2006


North Carolina  -  3.92%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2005                                                                              1,330       1,381
  6.125% 2009                                                                             1,750       1,871
 Ref. Series 1993C, 5.50% 2007                                                            3,550       3,703
Municipal Power Agcy. Number 1, Catawba Electric Rev.
 Bonds, Series 1992:
 5.90% 2003                                                                               1,000       1,031
 6.00%  2004                                                                              3,525       3,678
 6.00% 2005                                                                               1,250       1,298
 MBIA Insured, 6.00% 2010                                                                 3,000       3,349


Ohio  -  0.52%
The Student Loan Funding Corp., Cincinnati, Student Loan                                  1,000       1,004
 Rev. Bonds, Series 1988B-3, AMT, AMBAC Insured,
 5.125% 2005
County of Knox, Hospital Facs. Ref. Rev. Bonds (Knox                                      1,155       1,182
 Community Hospital), Series 1998, Asset Guaranty Insured,
 4.70% 2008


Oklahoma  -  0.20%
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds,                                1,000         853
 Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  0.51%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties,                              2,000       2,132
 G.O. Bonds, Series 1999,  5.25% 2010


Pennsylvania  -  2.42%
Hospitals and Higher Education Facs. Auth. of Philadelphia,
 Health System Rev. Bonds (Jefferson Health System),
 Series 1997A:
 5.50% 2006                                                                               2,045       2,162
 5.50% 2008                                                                               1,000       1,053
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds                                3,410       3,580
 (Philadelphia Airport System Project), Series 1998A, AMT,
 FGIC Insured, 5.25% 2009
Scranton-Lackawanna Health and Welfare Auth. Hospital Rev.                                1,250       1,333
 Ref. Bonds (The Community Medical Center Project),
 MBIA Insured, 5.25% 2005
Westmoreland County Industrial Dev. Auth., Variable Rate                                  2,000       1,970
 Rev. Bonds (National Waste and Energy Corp., Valley
 Landfill Expansion Project), Series 1993, AMT, 5.10% 2018
 (Put 2009)


Puerto Rico  -  1.21%
Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds,                             4,855       5,036
 Series 2000, 5.75% 2020


Rhode Island  -  0.32%
Student Loan Auth., Student Loan Rev. Ref. Bonds, Series                                  1,300       1,329
 1992B, AMT, 6.90% 2003


South Carolina  -  1.25%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series                                   1,450       1,563
 2000 A-2, AMT, FSA Insured, 5.875% 2009
Georgetown County, Pollution Control Rev. Ref. Bonds                                      2,500       2,566
 (International Paper Company Project), 1992 Series A,
 6.25% 2005
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                                      1,000       1,076
 1993 Ref. Series, MBIA Insured, 5.50% 2011


South Dakota  -  0.90%
Housing Dev. Auth., Homeownership Mortgage Bonds:
 1996 Series A:
  5.20% 2003                                                                              1,155       1,166
  5.50% 2010                                                                                235         238
 2000 Series H, 5.00% 2009                                                                1,300       1,345
 2001 Series C, 4.55% 2010                                                                1,000       1,000


Tennessee  -  0.98%
Memphis-Shelby County Airport Auth., Special Facs. Rev.                                   3,000       3,019
 Ref. Bonds (Federal Express Corp.), Series 2001,
 5.00% 2009
Metropolitan Government of Nashville and Davidson County,                                 1,000       1,059
 G.O. Multi-Purpose Improvement Bonds, Series 1997A,
 5.125% 2010


Texas  -  14.33%
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                  1,000       1,064
City of Austin, Public Improvement Bonds:
 Series 1999, 5.75% 2011                                                                  1,500       1,636
 Series 2001, 5.00% 2010                                                                  2,000       2,109
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev.
 Bonds (Buckner Retirement Services, Inc. Obligated Group
 Project), Series 1998:
 5.00% 2005                                                                               1,330       1,369
 5.00% 2007                                                                               1,470       1,500
Bexar County, Tax-Exempt Venue Project Rev. Bonds,                                        2,000       2,171
 Series 2000, MBIA Insured, 5.50% 2009
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas
 Utilities Electric Co. Project):
 Series 1994B, 5.40% 2029 (Put 2006)                                                      1,000       1,011
 Series 1995B, 5.05% 2030 (Put 2006)                                                      3,000       3,006
 Pollution Control Rev. Ref. Bonds (TXU Electric Company                                  1,000         995
  Project), Series 2001C, 5.75% 2036 (Put 2011)
Cypress-Fairbanks Independent School Dist., Unlimited Tax                                 2,000       2,133
 Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2011
City of Dallas (Dallas, Denton, Collin and Rockwall                                       1,800       1,869
 Counties), Waterworks and Sewer System Rev. Ref. Bonds,
 Series 1998, FSA Insured, 5.00% 2011
City of Fort Worth (Tarrant and Denton Counties), General                                 1,000       1,052
 Purpose Ref. Bonds, Series 2002, 5.00% 2010
Fort Worth Independent School Dist. (Tarrant County),                                     3,560       3,730
 School Building Unlimited Tax Bonds, Series 2001A,
 5.00% 2011
Fort Worth International Airport Fac. Improvement Corp.,                                  2,000       1,793
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007)
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds:
  Memorial Hermann Hospital System Project, Series 1998,                                  1,000       1,061
 FSA Insured, 5.25% 2008
  Memorial Hospital System Project, Series 1997A,
 MBIA Insured:
   6.00% 2009                                                                             3,215       3,544
   6.00% 2010                                                                             1,500       1,654
 Hospital Rev. Ref. Bonds, Children's Hospital Project,                                   1,000       1,090
 Series 1995, MBIA Insured, 6.00% 2004 (Escrowed to Maturity)
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A,                                1,000       1,055
 5.50% 2011
City of Houston, Airport System, Subordinate Lien Rev. Bonds,                             2,500       2,608
 Series 1998B, AMT, FGIC Insured, 5.25% 2009
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals                              1,000         998
 of Southeast Texas, FHA-Insured Mortgage Rev. Bonds,
 Series 2001, AMBAC Insured, 4.50% 2010
Plano Independent School Dist. (Collin County, Texas),                                    1,000       1,048
 Unlimited Tax School Building and Ref. Bonds, Series 2001,
 5.00% 2011
Sabine River Auth., Pollution Control Rev. Ref. Bonds                                     2,000       1,984
 (TXU Electric Company Project), Series 2001C, 5.50% 2022
  (Put 2011)
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001, 5.00% 2010                              2,000       2,100
 Tax-Exempt Obligations,  5.00% 2009                                                      2,000       2,093
 Electric and Gas Systems Rev. Ref. Bonds:
  Series 1997, 5.30% 2011                                                                 3,500       3,667
  Series 1998B, 5.125% 2009                                                               2,455       2,597
San Antonio Independent School Dist., Unlimited Tax School                                1,000         992
 Building Bonds, Series 2001A, 4.25% 2011
Socorro Independent School Dist. (El Paso County), Unlimited                              1,255       1,326
 Tax School Building Ref. Bonds, Series 2001, 5.00% 2009
Tarrant County, Health Facs. Dev. Corp., Health Resources                                 1,000       1,054
 Systems Rev. Bonds, Series 1997A, MBIA Insured, 5.50% 2007
Board of Regents of the Texas A&M University System, Rev.                                 2,000       2,105
 Fncg. System Bonds, 5.10% 2010
Board of Regents of The University of Texas System, Rev.
 Fncg. System Bonds:
 Series 1996B, 5.00% 2011                                                                 2,000       2,081
 Series 2001B, 5.00% 2011                                                                 1,150       1,209


Utah  -  0.55%
Housing Fin. Agcy. (Federally Insured or Guaranteed
 Mortgage Loans):
 Single Family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012                                                                285         291
  1998 Issue E-1, 5.25% 2012                                                                305         312
  1998 Issue F-2, 4.25% 2008                                                              1,260       1,267
 Single Family Mortgage Purchase Ref. Bonds, Series 1996,                                   395         417
  5.45% 2004


Vermont  -  0.63%
Educational and Health Buildings Fncg. Agcy., Hospital Rev.                               2,500       2,619
 Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.05%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, 2000 Series A-1, 5.55% 2008                                 1,175       1,257
 Rental Housing Bonds, 2000 Series D, 5.50% 2008                                          1,070       1,143
Industrial Dev. Auth. of the City of Norfolk, Hospital Rev.                               1,000       1,061
 Bonds (Daughters of Charity National Health System DePaul
 Medical Center), Series 1992A, 6.50% 2007 (Escrowed to
 Maturity)
Pocahontas Parkway Association, Route 895 Connector Toll                                  1,000         905
 Road Rev. Bonds, Senior Current Interest Bonds, Series
 1998A, 5.25% 2007


Virgin Islands  -  1.18%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund                                     4,765       4,929
 Loan Notes), Series 1998A, 5.20% 2010


Washington  -  5.37%
Various Purpose G.O. Bonds, Series 2000B, 6.00% 2010                                      1,130       1,261
Health Care Facs. Auth., Weekly Rate Demand Rev. Bonds                                    1,000       1,100
 (Virginia Mason Medical Center), 1997 Series A, MBIA
 Insured, 6.00% 2006
Catholic Health Initiatives, Series 1997A, MBIA Insured,                                  1,000       1,043
 5.10% 2010
Public Power Supply System, Nuclear Project No. 2 Ref.
 Rev. Bonds:
 Series 1997B, 5.50% 2006                                                                 1,000       1,077
 Series 1998A, 5.00% 2005                                                                 1,000       1,054
King County, Limited Tax G.O. Bonds:
 1991 Series A, 5.00% 2009                                                                2,500       2,603
 Baseball Stadium, 1997 Series D, 5.60% 2009                                              3,710       4,039
Port of Seattle, Rev. Bonds, Series 2001B, FGIC
 Insured, AMT:
 5.50% 2009                                                                               1,605       1,712
 5.50% 2010                                                                               3,000       3,193
Snohomish County, Limited Tax G.O. Bonds, 2001, 5.00% 2010                                5,015       5,284


Wisconsin  -  2.18%
Health and Educational Facs. Auth.:
 Rev. Bonds:
  Froedtert & Community Health Obligated Group,                                           1,935       2,032
 Series 2001, 5.65% 2009
  The Monroe Clinic, Inc., Series 1999, 4.60% 2008                                        1,010       1,004
 Var. Rate Hospital Rev. Bonds (Charity Obligated Group,                                  3,395       3,621
  Daughters of Charity National Health System), Series
  1997D, 4.90% 2015 (Preref. 2005/Put 2005)
City of Milwaukee, G.O. Corporate Purpose Bonds,                                          2,200       2,403
 Series R, 5.50% 2010

                                                                                                    394,646





Short-Term Securities  -  4.03%

Gulf Coast Waste Disposal Auth., Texas, Pollution Control                                 1,100       1,100
 Rev. Ref. Bonds (Amoco Oil Company Project), Series 1992,
 1.40% 2017 /2/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                                  1,500       1,513
 Series 2001, 3.50% 6/28/2002
State of Kentucky, Asset/Liability Commission, General                                    1,000       1,010
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 6/26/2002
State of Missouri, Health and Educational Facs. Auth.,                                      500         500
 Health Facs. Adjustable Demand Rev. Bonds (Barnes
 Hospital Project), Series 1985B, 1.30% 2015 /2/
State of New Mexico, 01-02 Tax and Rev. Anticipation Notes,                               2,000       2,021
 Series 2001, 4.00% 6/28/2002
City of New York, G.O. Bonds, Fiscal 1994 Series B,                                       2,500       2,500
 Subseries B-2, 1.40% 2020 /2/
State of Texas, Tax and Rev. Anticipation Notes,                                          3,500       3,547
 Series 2001A, 3.75% 8/29/2002
City of Valdez, Alaska, Marine Terminal Ref. Rev.
 Bonds: /2/
 ExxonMobil Project, Series 2001, 1.40% 2031                                              1,200       1,200
 Exxon Pipeline Company Project, 1993 Series A, 1.40% 2033                                2,400       2,400
State of Wyoming, General Fund Tax and Rev. Anticipation                                  1,000       1,008
 Notes, Series 2001A, 3.50% 6/27/2002

                                                                                                     16,799

TOTAL INVESTMENT SECURITIES (cost: $405,553,000)                                                    411,445
Excess of cash and receivables over payables                                                          5,113

NET ASSETS                                                                                         $416,558

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to the public may require registration.
/2/ Coupon rate may change periodically;
 the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements.


Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dept. - Department
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Ref. - Refunding
Rev. - Revenue

Limited Term Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities                                                            Unaudited
at January 31, 2002                                                          (dollars in thousands)

Assets:
 Investment securities at market
  (cost: $405,553)                                                                              $411,445
 Receivables for -
  Sales of investments                                                            $1,267
  Sales of fund's shares                                                           3,836
  Interest                                                                         5,397          10,500
                                                                                                 421,945

Liabilities:
 Payables for -
  Bank overdraft                                                                     350
  Purchases of investments                                                         2,958
  Repurchases of fund's shares                                                     1,389
  Dividends on fund's shares                                                         437
  Management services                                                                106
  Other expenses                                                                     147           5,387
Net assets at January 31, 2002                                                                  $416,558

 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
 Class A shares:
  Net assets                                                                                    $387,194
  Shares outstanding                                                                          25,817,172
  Net asset value per share                                                                       $15.00
 Class B shares:
  Net assets                                                                                      $6,939
  Shares outstanding                                                                             462,724
  Net asset value per share                                                                       $15.00
 Class C shares:
  Net assets                                                                                     $16,089
  Shares outstanding                                                                           1,072,771
  Net asset value per share                                                                       $15.00
 Class F shares:
  Net assets                                                                                      $6,336
  Shares outstanding                                                                             422,465
  Net asset value per share                                                                       $15.00

See Notes to Financial Statements.

Statement of operations                                                                        Unaudited
for the six months ended January 31, 2002                                    (dollars in  thousands)
Investment income:
 Income:
  Interest                                                                                        $8,508

 Expenses:
  Management services fee                                                           $587
  Distribution expenses - Class A                                                    529
  Distribution expenses - Class B                                                     22
  Distribution expenses - Class C                                                     45
  Distribution expenses - Class F                                                      4
  Transfer agent fee - Class A                                                        31
  Transfer agent fee - Class B                                                          -
  Administrative services fees - Class C                                               7
  Administrative services fees - Class F                                               3
  Reports to shareholders                                                             37
  Registration statement and prospectus                                               74
  Postage, stationery and supplies                                                     8
  Trustees' fees                                                                      10
  Auditing and legal fees                                                             41
  Custodian fee                                                                        4
  Other expenses                                                                       1           1,403
 Net investment income                                                                             7,105

Realized gain and unrealized
 depreciation on investments:
 Net realized gain                                                                                   343
 Net unrealized depreciation on investments                                                       (2,912)
  Net realized gain and
   unrealized depreciation on investments                                                         (2,569)
 Net increase in net assets resulting
  from operations                                                                                 $4,536

See Notes to Financial Statements.







Statement of changes in net assets                                           (dollars in  thousands)

                                                                              Six months            Year
                                                                                   ended           ended
                                                                             January 31,        July 31,
                                                                                2002 /1/             2001
Operations:
 Net investment income                                                            $7,105         $11,327
 Net realized gain on investments                                                    343             396
 Net unrealized (depreciation) appreciation
  on investments                                                                  (2,912)         11,802
  Net increase in net assets
   resulting from operations                                                       4,536          23,525

Dividends paid to shareholders:
 Dividends from net investment income:
  Class A                                                                         (6,817)        (11,306)
  Class B                                                                            (69)            (46)
  Class C                                                                           (132)            (17)
  Class F                                                                            (57)             (5)
   Total dividends                                                                (7,075)        (11,374)

Capital share transactions:
 Proceeds from shares sold                                                       164,078         141,223
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                                4,932           8,134
 Cost of shares repurchased                                                      (63,742)       (106,055)
  Net increase in net assets resulting
   from capital share transactions                                               105,268          43,302
Total increase in net assets                                                     102,729          55,453

Net assets:
 Beginning of period                                                             313,829         258,376
 End of period (including
  undistributed net investment income:
  $183 and $153, respectively)                                                  $416,558        $313,829

/1/ Unaudited.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                        (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in fixed-income securities with effective maturities between three and 10 years.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued on the basis of effective maturity; that is the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in accounting principles generally accepted in the United States of America for mutual funds. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the Statement of Operations.
Therefore, the undistributed net investment income amount is primarily composed of these adjustments which were based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes was $405,553,000. Net unrealized appreciation on investments aggregated $5,892,000; $9,117,000 related to appreciated securities and $3,225,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 2002. The fund had available at July 31, 2001, a net capital loss carryforward totaling $2,795,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $587,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.318% of average daily net assets. Effective September 1, 2001, CRMC voluntarily reduced management fees to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. The gross investment income portion of the fee was unchanged.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There were no fee reductions for the six months ended January 31, 2002.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were limited to $529,000, equivalent to an annualized rate of 0.30% of average daily net assets attributable to Class A shares. As of January 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $864,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $22,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $45,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $4,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $105,000.

AFD received $163,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $31,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $4,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $10,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $34,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $117,207,000 and $18,368,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $4,000 includes $2,000 that was paid by these credits rather than in cash.

As of January 31, 2002, net assets consisted of the following:

                                                                             (dollars in thousands)
Capital paid in on shares of beneficial interest                                               $412,935
Undistributed net investment income                                                                 183
Accumulated net realized loss                                                                    (2,452)
Net unrealized appreciation                                                                       5,892
Net assets                                                                                     $416,558

Capital share transactions in the fund were as follows:



                                                                             Six Months      Six Months
                                                                                  Ended           Ended
                                                                            January 31,     January 31,
                                                                                    2002            2002
                                                                           Amount (000)          Shares
Class A shares:
  Sold                                                                       $  139,173       9,211,525
  Reinvestment of dividends and distributions                                     4,729         313,492
  Repurchased                                                                   (60,114)     (3,990,295)
   Net increase in Class A                                                       83,788       5,534,722
Class B shares:
  Sold                                                                            4,824         319,916
  Reinvestment of dividends and distributions                                        56           3,709
  Repurchased                                                                      (396)        (26,305)
   Net increase in Class B                                                        4,484         297,320
Class C shares: /1/
  Sold                                                                           13,105         868,666
  Reinvestment of dividends and distributions                                        99           6,586
  Repurchased                                                                    (1,024)        (68,404)
   Net increase in Class C                                                       12,180         806,848
Class F shares: /1/
  Sold                                                                            6,976         463,651
  Reinvestment of dividends and distributions                                        48           3,181
  Repurchased                                                                    (2,208)       (146,541)
   Net increase in Class F                                                        4,816         320,291
Total net increase in fund                                                   $  105,268       6,959,181






                                                                             Year Ended      Year Ended
                                                                               July 31,        July 31,
                                                                                    2001            2001
                                                                           Amount (000)          Shares
Class A shares:
  Sold                                                                       $  132,019       8,952,431
  Reinvestment of dividends and distributions                                     8,078         547,212
  Repurchased                                                                  (104,121)     (7,077,728)
   Net increase in Class A                                                       35,976       2,421,915
Class B shares:
  Sold                                                                            3,709         251,676
  Reinvestment of dividends and distributions                                        40           2,738
  Repurchased                                                                    (1,921)       (130,017)
   Net increase in Class B                                                        1,828         124,397
Class C shares: /1/
  Sold                                                                            3,959         265,097
  Reinvestment of dividends and distributions                                        12             829
  Repurchased                                                                       -                (3)
   Net increase in Class C                                                        3,971         265,923
Class F shares: /1/
  Sold                                                                            1,536         102,759
  Reinvestment of dividends and distributions                                         4             310
  Repurchased                                                                       (13)           (895)
   Net increase in Class F                                                        1,527         102,174
Total net increase in fund                                                   $   43,302       2,914,409


/1/ Class C and Class F shares were not
 offered before March 15, 2001.

Per-share data and ratios

                                                                       Class A     Class A     Class A
                                                                    Six months        Year        Year
                                                                         ended       ended       ended
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001        2000
Net asset value, beginning of period                                    $15.08      $14.43      $14.62

 Income from investment operations:
  Net investment income                                                .30 /3/     .62 /3/     .73 /3/

  Net (losses) gains on securities (both                              (.08)/3/     .65 /3/    (.30)/3/
 realized and unrealized)

   Total from investment operations                                        .22        1.27         .43

 Less distributions:
  Dividends (from net investment income)                                  (.30)       (.62)       (.62)


Net asset value, end of period                                          $15.00      $15.08      $14.43

Total return /4/                                                          1.44%       8.99%       3.09%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $387        $306        $258

 Ratio of expenses to average net assets                               .73%/5/     .75%/6/     .75%/6/

 Ratio of net income to average net assets                            3.88%/5/        4.18%       5.08%






                                                                       Class A     Class A     Class A
                                                                          Year        Year        Year
                                                                         ended       ended       ended
                                                                      July 31,    July 31,    July 31,
                                                                           1999        1998        1997
Net asset value, beginning of period                                    $14.85      $14.79      $14.36

 Income from investment operations:
  Net investment income                                                    .61         .66         .68

  Net (losses) gains on securities (both                                  (.23)        .06         .43
 realized and unrealized)

   Total from investment operations                                        .38         .72        1.11

 Less distributions:
  Dividends (from net investment income)                                  (.61)       (.66)       (.68)


Net asset value, end of period                                          $14.62      $14.85      $14.79

Total return /4/                                                          2.59%       4.94%       7.96%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $283        $227        $203

 Ratio of expenses to average net assets                               .75%/6/     .75%/6/     .75%/6/

 Ratio of net income to average net assets                                4.12%       4.40%       4.70%




                                                                       Class B     Class B     Class B
                                                                    Six months        Year   March 15,
                                                                         ended       ended          to
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001   2000 /1/
Net asset value, beginning of period                                    $15.08      $14.43      $14.27

 Income from investment operations: /3/
  Net investment income                                                    .23         .48         .24

  Net (losses) gains on securities (both                                  (.08)        .69         .13
 realized and unrealized)

   Total from investment operations                                        .15        1.17         .37

 Less distributions:
  Dividends (from net investment income)                                  (.23)       (.52)       (.21)

Net asset value, end of period                                          $15.00      $15.08      $14.43

Total return /4/                                                          1.01%       8.24%       2.59%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                    $7          $2          $1

 Ratio of expenses to average net assets                              1.47%/5/    1.59%/6/    .61% /6/

 Ratio of net income to average net assets                            3.05%/5/        3.24%       1.84%





                                                                       Class C     Class C
                                                                    Six months   March 15,
                                                                         ended          to
                                                                   January 31,    July 31,
                                                                   2002/1/,/2/    2001 /1/
Net asset value, beginning of period                                    $15.08      $14.92

 Income from investment operations: /3/
  Net investment income                                                    .22         .15

  Net (losses) gains on securities (both                                  (.08)        .17
 realized and unrealized)

   Total from investment operations                                        .14         .32

 Less distributions:
  Dividends (from net investment income)                                  (.22)       (.16)

Net asset value, end of period                                          $15.00      $15.08

Total return /4/                                                           .95%       2.14%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                   $16          $4

 Ratio of expenses to average net assets                              1.60%/5/         .75%

 Ratio of net income to average net assets                            2.94%/5/        1.05%






                                                                       Class F     Class F
                                                                    Six months   March 15,
                                                                         ended          to
                                                                   January 31,    July 31,
                                                                   2002/1/,/2/    2001 /1/
Net asset value, beginning of period                                    $15.08      $14.92

 Income from investment operations: /3/
  Net investment income                                                    .27         .16

  Net (losses) gains on securities (both                                  (.08)        .19
 realized and unrealized)

   Total from investment operations                                        .19         .35

 Less distributions:
  Dividends (from net investment income)                                  (.27)       (.19)

Net asset value, end of period                                          $15.00      $15.08

Total return /4/                                                          1.28%       2.34%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                    $7          $2

 Ratio of expenses to average net assets                              .92% /5/         .60%

 Ratio of net income to average net assets                            3.67%/5/        1.18%




Supplemental data - all classes
                                                                    Six months        Year        Year
                                                                         ended       ended       ended
                                                                   January 31,    July 31,    July 31,
                                                                   2002/1/,/2/         2001        2000
Portfolio turnover rate                                                   5.28%      21.42%      34.38%




Supplemental data - all classes
                                                                          Year        Year        Year
                                                                         ended       ended       ended
                                                                      July 31,    July 31,    July 31,
                                                                           1999        1998        1997
Portfolio turnover rate                                                  17.00%      34.07%      31.89%




/1/ Based on operations for the period shown and, accordingly, not representative of a full year
 (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.
/6/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.80%, 0.81%, 0.77%, 0.83%, and 0.83% for the fiscal years ended 2001, 2000, 1999,
 1998, and 1997, respectively, for
 Class A and 1.60% and 0.71% for
 the fiscal years ended 2001 and 2000,
 respectively, for Class B.

The Tax-Exempt Bond Fund of America, Inc.
Investment Portfolio, August 31, 2001



                                                                                      Principal       Market
                                                                                         Amount        Value
Fixed Income Securities  -  93.73%                                                        (000)        (000)
Alabama  -  0.51%
Public School and College Auth., Capital Improvement                                       5,255        5,766
 Pool Bonds, Series 2001-A, 5.625% 2015
Health Care Auth. of Lauderdale County and the                                             1,150        1,269
 City of Florence, Coffee Health Group, Series
 2000-A Bonds, MBIA Insured, 5.50% 2009
Jefferson County, Sewer Rev. Capital Improvement                                           2,865        2,862
 Warrants, Series 1999A, FGIC Insured, 5.125% 2029
21st Century Auth., Tobacco Settlement Rev. Bonds,                                         1,500        1,548
 Series 2000, 5.75% 2020


Alaska  -  1.40%
Housing Fin. Corp., Collateralized Bonds                                                   1,815        1,868
 (Veterans Mortgage Program), Series 1992A-1, 6.75% 2032
Municipality of Anchorage:
 1995 G.O. Ref. General Purpose Bonds, Series B,                                           2,895        3,374
 FGIC Insured, 6.00% 2012
 Municipal Light & Power, Senior Lien Ref. Electric                                        5,000        6,082
 Rev. Bonds, Series 1996, MBIA Insured, 6.50% 2014
North Slope Borough, G.O. Bonds, Series 1997A,                                            10,935        8,292
 MBIA Insured, 0% 2008
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2010                                                                                1,000        1,078
 5.70% 2011                                                                                4,890        5,268
 5.80% 2012                                                                                4,785        5,153
 5.375% 2021                                                                                 500          506


Arizona  -  0.39%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare                                        3,655        3,843
 West), Series 1999A, 6.125% 2009
State Transportation Board, Subordinated Highway                                           1,850        1,939
 Rev. Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Industrial Dev. Auth. of the County of Maricopa,                                           2,850        2,916
 Health Fac. Rev. Bonds (Catholic Healthcare West
 Project), 1998 Series A, 5.25% 2006


California  -  5.86%
Educational Facs. Auth., Rev. Bonds, Stanford                                              3,000        3,120
 University, Series N, 5.35% 2027
Housing Fin. Agcy., Single Family Mortgage
 Bonds, 1997 Series C-4, Class I:
 5.10% 2007                                                                                1,565        1,673
 5.20% 2009                                                                                1,155        1,238
Public Works Board, Lease Rev. Bonds, California                                           1,315        1,480
 Community Colleges, 1994 Series B (Various
 Community College Projects), 7.00% 2007 (Preref. 2004)
Statewide Communities Dev. Auth., Apartment Dev. Rev.                                      4,000        4,081
 Ref. Bonds (Irvine Apartment Communities, LP),
 Series 1998A-3, 5.10% 2025 (Put 2010)
City of Antioch, Public Fncg. Auth., 1998 Reassessment                                     1,475        1,553
 Rev. Bonds, Subordinated Series B, 5.85% 2015
Association of Bay Area Governments, Fin. Auth. For
 Nonprofit Corps., Ref. Rev. Cert. of Part.:
 (American Baptist Homes of the West Facs.
 Project), Series 1997B:
  5.50% 2007                                                                               1,210        1,183
  6.20% 2027                                                                               1,545        1,408
 (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                    2,000        2,041
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                                    3,500        3,384
 Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project                                           1,000        1,085
 Rev. Bonds (Carson Ice-Gen Project), Series 1993,
 6.10% 2013 (Preref. 2003)
County of El Dorado, Community Facs. Dist. No. 1992-1                                        985        1,027
 (El Dorado Hills Dev.), Series 1999 Special Tax
 Bonds, 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special                                      2,000        2,185
 Tax Bonds, Series 1999, 7.00% 2024
City of Fontana, Community Facs. Dist. No. 12 (Sierra                                      1,000        1,073
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Limited Obligation Improvement Bonds:
 Assessment Dist. No. 94-13 (Oak Creek), Group One, 5.50% 2022                             2,000        1,989
 Assessment Dist. No. 94-13 (Oak Creek), Group Two, 6.00% 2022                             1,250        1,282
 Assessment Dist. No. 95-12, Group Three, 5.50% 2021                                       2,740        2,732
 Assessment Dist. No. 97-17 (Northwood), Group One, 6.00% 2023                             1,500        1,547
City of Long Beach:
 Aquarium of the Pacific, Rev. Bonds (Aquarium of
 the Pacific Project), 1995 Series A:
  6.10% 2010 (Preref. 2005)                                                                4,000        4,527
  6.125% 2015 (Preref. 2005)                                                               5,000        5,664
  6.125% 2023 (Preref. 2005)                                                              12,500       14,159
  MBIA Insured, 6.125% 2023 (Preref. 2005)                                                 2,000        2,265
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of                                       2,150        2,399
 the Pacific Project), Series 2001, AMBAC Insured, 5.50% 2015
City of Los Angeles:
 Community Redev. Agcy., Central Business Dist. Redev.                                     2,000        2,008
 Project, Tax Allocation Ref. Bonds, Series I, 5.00% 2001
 Regional Airports Improvement Corp., Facs. Lease Ref.
 Rev. Bonds (L.A. Intl. Airport):
  Delta Air Lines, Inc., Issue of 1996, 6.35% 2025                                         2,500        2,561
  United Air Lines, Inc., Issue of 1992, 6.875% 2012                                       2,000        2,053
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina
 del Rey), 1993 Series A:
  6.25% 2003                                                                               2,400        2,497
  6.50% 2008                                                                               4,750        5,031
 Los Angeles Community College Dist., G.O. Bonds, 2001                                    10,500       11,611
 Election, Series A, 5.50% 2016
County of Orange, Aliso Viejo Special Tax Bonds of
 Community Facs. Dist. No. 88-1, Series A of 1992:
 7.15% 2006 (Preref. 2002)                                                                 2,000        2,130
 7.35% 2018 (Preref. 2002)                                                                 2,000        2,133
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.                                       465          465
 Bonds, 1993 Series A, 5.70% 2001
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                       3,085        3,363
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Central Roseville Community Facs. Dist.
 No. 1, Special Tax Ref. Bonds, Series 1999:
  5.30% 2007                                                                               2,865        3,034
  5.80% 2017                                                                               3,500        3,567
 Woodcreek West Community Facs. Dist. No. 1,                                               1,465        1,591
 Special Tax Bonds, Series 1999, 6.50% 2015
Sacramento Cogeneration Auth., Cogeneration Project
 Rev. Bonds (Procter & Gamble Project), 1995 Series:
 6.00% 2003                                                                                2,200        2,299
 6.375% 2010                                                                                 500          541
 6.375% 2010 (Preref. 2005)                                                                  500          576
County of Sacramento, Laguna Creek Ranch/Elliott                                             500          526
 Ranch Community Facs. Dist. No. 1, Improvement Area
 No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021
County of San Bernardino Housing Auth., Multifamily                                        1,500        1,535
 Housing Rev. Ref. Bonds (Equity Residential/Redlands
 Lawn & Tennis Apartments), Issue 1999A, 5.20% 2029 (Put 2009)
County of San Diego, Reassessment Dist. No. 97-1                                             995        1,031
 (4-S Ranch), Limited Obligation Improvement
 Bonds, 6.25% 2012
San Marcos Public Facs. Auth., Ref. Rev. Bonds,                                            3,000        3,006
 Series 1998, 5.80% 2027
San Marcos Unified School Dist., Community Facs.                                           3,150        3,112
 Dist. No. 5 (Rancho Carrillo), Series 1999
 Special Tax Bonds, 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the                                             1,195        1,273
 Santa Margarita Water Dist., Series 1999
 Special Tax Bonds, 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate
 Bond Anticipation Notes (South Tahoe Redev.
 Project Area No. 1):
 Series 1999A, 7.30% 2007                                                                  7,000        7,364
 Series 1999B, 7.30% 2007                                                                  1,905        2,004
The Regents of the University of California,                                               2,000        2,053
 Various University of California Projects,
 1993 Series A, 5.50% 2021
Washington Township Health Care Dist., Rev.                                                1,300        1,336
 Bonds, Series 1999, 5.00% 2014


Colorado  -  4.35%
Health Facs. Auth., Hospital Rev. Bonds (PorterCare                                        3,800        4,027
 Adventist Health System Project), Series 2001, 6.50% 2031

Housing and Fin. Auth.:
 Multi-family Housing Insured Mortgage Rev. Bonds:
  1982 Series A, 9.00% 2025                                                                1,515        1,519
  1997 Series C-3, 5.65% 2015                                                              1,300        1,300
 Single Family Housing Program Senior and Subordinate Bonds:
  1997 Series:
   A-3, 7.00% 2016                                                                         1,270        1,359
   B-3, 6.80% 2028                                                                           740          798
   C-3, 6.75% 2017                                                                           840          915
  1998 Series:
   B-3, 6.55% 2025                                                                         4,580        4,958
   D-3, 6.125% 2023                                                                        1,920        2,096
Arapahoe County, Capital Improvement Trust Fund
 Highway Rev. Bonds (E-470 Project):
 6.90% 2015 (Preref. 2005)                                                                 2,500        2,920
 6.95% 2020 (Preref. 2005)                                                                17,500       20,468
City and County of Denver, Airport System Rev.
 Bonds, Series 1992A:
 7.25% 2025 (Preref. 2002)                                                                 5,590        6,012
 7.25% 2025 (Preref. 2002)                                                                14,210       15,283
E-470 Public Highway Auth. Senior Rev. Bonds,                                              7,500          680
 Series 2000B (Capital Appreciation Bonds), 0% 2034
Eagle County, Bachelor Gulch Metropolitan Dist.,                                           3,400        3,582
 G.O. Bonds, Series 1999, 6.70% 2019
EagleBend Affordable Housing Corp., Multi-family
 Housing Project Rev. Ref. Bonds, Series 1997A:
 6.40% 2017                                                                                1,000        1,001
 6.45% 2021                                                                                2,175        2,168
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.35% 2014                                                                                1,065        1,073
 6.63% 2039                                                                                2,000        1,966
Metropolitan Football Stadium Dist., Capital
 Appreciation Sales Tax Rev. Bonds, MBIA Insured:
 Series 1999A:
  0% 2008                                                                                  2,675        2,074
  0% 2011                                                                                  2,600        1,729
  0% 2012                                                                                  4,700        2,956
 Series 1999B, 0% 2006                                                                     4,000        3,417
Northwest Parkway Public Highway Auth., Rev.                                               2,800        2,885
 Bonds, Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of                                            5,415        5,420
 Lone Tree), Rev. Bonds (Rampart Range Metropolitan
 Dist. No. 2 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County),                                              7,310        7,411
 Limited Tax G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  0.85%
G.O. Bonds, 2001 Series B, 5.375% 2016                                                     1,900        2,055
Dev. Auth., Pollution Control Rev. Ref. Bonds (The                                         5,025        5,161
 Connecticut Light and Power Co. Project), Series
 1993A, 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds,                                             1,800        1,856
 University of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev.
 Bonds, 1996 Series A:  (1)
 6.25% 2002 (Escrowed to Maturity)                                                         1,000        1,038
 6.375% 2004 (Escrowed to Maturity)                                                        1,985        2,185
 6.50% 2005 (Escrowed to Maturity)                                                         1,490        1,681
 6.40% 2011                                                                                2,025        2,206
 6.40% 2011 (Preref. 2007)                                                                 2,470        2,881


Delaware  -  0.04%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula                                     1,000        1,024
 United Methodist Homes, Inc. Issue), Series 1997A,
 6.00% 2009


District of Columbia  -  0.98%
G.O. Bonds:
 Series 1993A, AMBAC Insured, 5.875% 2005                                                  2,125        2,332
 (Escrowed to Maturity)
 Series 1993 B-1, AMBAC Insured, 5.50% 2009                                                1,500        1,651
Convention Center Auth. (Washington D.C.), Senior                                          5,750        5,439
 Lien Dedicated Tax Rev. Bonds, Series 1998,
 AMBAC Insured, 4.75% 2028
Hospital Rev. Ref. Bonds:
 Medlantic Healthcare Group, Inc. Issue,                                                   1,030        1,068
 Series 1992B, 6.50% 2002 (Escrowed to Maturity)
 Washington Hospital Center Issue, Series 1992A,                                           1,170        1,225
 7.00% 2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington
 Hospital Center Projects):
 Series 2001B, 6.625% 2031 (Put 2005)                                                      4,000        4,191
 Series 2001D, 6.875% 2031 (Put 2007)                                                      5,000        5,336
Redev. Land Agcy., Sports Arena Special Tax Rev.                                             785          787
 Bonds, Series 1996, 5.625% 2010


Florida  -  4.51%
Arbor Greene Community Dev. Dist. (City of Tampa,
 Hillsborough County), Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                                     915          981
 Series 1998, 5.75% 2006                                                                     375          379
 Series 2000, 6.50% 2007                                                                     805          825
Capital Region Community Dev. Dist. (Tallahassee),                                         1,000        1,021
 Capital Improvement Rev. Bonds, Series 2001A-2,
 6.85% 2031
Championsgate Community Dev. Dist., Capital                                                1,515        1,487
 Improvement Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev.
 Dist. (Clay County), Special Assessment Bonds:
 Series 1995, 8.25% 2016 (Preref. 2005)                                                    1,020        1,201
 Series 2000C,  7.10% 2030                                                                 7,000        7,418
Fishhawk Community Dev. Dist. (Hillsborough County),                                       3,000        3,068
 Special Assessment Rev. Bonds, Series 2000, 6.65% 2007
Fleming Island Plantation Community Dev. Dist.                                             3,000        3,227
 (Clay County), Series 2000B (Long Term), 7.375% 2031
The Groves Community Dev. Dist. (Pasco County),                                            1,170        1,192
 Special Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough                                              1,500        1,508
 County), Capital Improvement Rev. Bonds,
 Series 2001B, 6.35% 2010
Harbour Lake Estates Community Dev. Dist. (Miramar),                                       3,500        3,538
 Special Assessment Bonds, Series 2001, 6.40% 2006
Heritage Harbor Community Dev. Dist. Rev.                                                  1,475        1,481
 Bonds, Series B, 6.00% 2003
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                     850          848
 Series 1999, 6.25% 2004                                                                   3,470        3,513
Heritage Pines Community Dev. Dist. (Pasco County),                                        2,550        2,528
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                      1,540        1,556
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales,
 Polk County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                                  1,000        1,025
 Series 2001B, 6.40% 2011                                                                  2,750        2,792
Lake Powell Residential Golf Community Dev. Dist.                                          3,720        3,788
 (Bay County), Special Assessment Rev. Bonds,
 Series 2000B, 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),                                    1,250        1,246
 Special Assessment Rev. Bonds, Series 2001B, 6.00% 2011
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,
 Inc. Project):
  5.80% 2006                                                                               1,005        1,019
  6.25% 2017                                                                               5,550        5,092
 Series 1999A (Shell Point/Alliance Obligated
 Group, Shell Point Village Project):
  5.25% 2006                                                                               1,150        1,163
  5.50% 2010                                                                               1,500        1,495
  5.75% 2012                                                                               1,360        1,365
  5.75% 2013                                                                               1,840        1,839
  5.75% 2015                                                                               1,575        1,549
  5.50% 2021                                                                               1,550        1,395
  5.50% 2029                                                                               2,000        1,757
Marshall Creek Community Dev. Dist. (St. Johns County),
 Special Assessment Bonds:
 Series 2000A, 7.65% 2032                                                                  4,000        4,219
 Series 2000B, 6.75% 2007                                                                  2,080        2,146
Meadow Pointe II, Community Dev. Dist. (Pasco County),
 Capital Improvement Rev. Bonds:
 Series 1998A, 5.25% 2003                                                                    160          161
 Series 1998B, 5.50% 2005                                                                    845          849
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                    1,480        1,491
 Capital Improvement Rev. Bonds, Series 2001-1,
 5.90% 2006
Miami-Dade County Health Facs. Auth., Hospital Rev.                                        5,495        6,020
 Ref. Bonds, Series 2001A (Miami Children's Hospital
 Project), AMBAC Insured, 5.625% 2016
Mid-Bay Bridge Auth., Rev. Ref. Bonds:
 Series 1991B, 8.50% 2022 (Subject to Crossover                                            2,000        2,069
 Refunding)
 Series 1993D, 6.10% 2022                                                                    500          518
North Broward Hospital Dist., Improvement Rev.                                             2,500        2,613
 Bonds, Series 2001, 6.00% 2031
Northern Palm Beach County Improvement Dist.,
 Water Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                                 910          988
  7.30% 2027                                                                               1,500        1,613
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                                 950          977
  6.00% 2029                                                                               2,200        2,226
North Springs Improvement Dist. Special Assessment                                           220          222
 Bonds (Parkland Isles Project), Series 1997B,
 6.25% 2005
City of Orlando, Special Assessment Rev. Bonds
 (Conroy Road Interchange Project), Series 1998A:
 5.50% 2010                                                                                1,000          999
 5.80% 2026                                                                                2,000        1,920
River Ridge Community Dev. Dist. (Lee County),                                               700          707
 Capital Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sampson Creek Community Dev. Dist. (St. Johns County),                                     2,750        2,825
 Capital Improvement Rev. Bonds, Series 2000A,
 6.95% 2031
Stoneybrook West Community Dev. Dist. (City of
 Winter Garden, Orange County), Special Assessment
 Rev. Bonds:
 Series 2000A, 7.00% 2032                                                                  1,775        1,829
 Series 2000B, 6.45% 2010                                                                  2,060        2,114
Vista Lakes Community Dev. Dist. (City of Orlando),                                        1,615        1,632
 Capital Improvement Rev. Bonds, Series 2000B, 6.35% 2005
Waterlefe Community Dev. Dist. (Manatee County), Capital
 Improvement Rev. Bonds:
 Series 2001A, 6.95% 2031                                                                    500          511
 Series 2001B, 6.25% 2010                                                                  1,620        1,639


Georgia  -  1.82%
G.O. Bonds, Series 2001B, 5.25% 2016                                                      10,000       10,651
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                            1,215        1,395
 Project One Senior Bond, Fourth Crossover Series,                                         5,700        6,678
 MBIA Insured, 6.50% 2012
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994A, AMBAC                                        1,000        1,169
 Insured, 6.50% 2009
 Fulco Hospital Auth., Rev. Anticipation
 Certificates, Georgia Baptist Health Care System
 Project:
  Series 1992A (Preref. 2002):
   6.40% 2007                                                                              1,000        1,058
   6.25% 2013                                                                              2,100        2,216
   6.375% 2022                                                                             1,595        1,685
  Series 1992B, 6.375% 2022 (Preref. 2002)                                                   610          645
 Water and Wastewater Rev. Bonds, Series 1999, FGIC                                        8,500        9,375
 Insured, 5.50% 2022
Housing Auth. of the County of DeKalb, Multi-family                                        6,000        6,100
 Housing Rev. Ref. Bonds (The Park at Briarcliff
 Apartments Project), Series 1998A, 4.55% 2028
 (Put 2008)


Hawaii  -  0.47%
G.O. Bonds of 1997, Series CN, FGIC Insured, 5.25% 2013                                    3,000        3,176
City and County of Honolulu:
 G.O. Bonds:
  Ref. and Improvement Series, 1993B:
   5.00% 2013                                                                              1,370        1,459
   5.00% 2013 (Escrowed to Maturity)                                                         630          677
  Series 2001A, FSA Insured, 5.375% 2012                                                   2,000        2,188
 Wastewater System Rev. Bonds (First Bond
 Resolution), Senior Series 2001, AMBAC Insured:
 5.50% 2015                                                                                1,875        2,037
 5.50% 2016                                                                                1,000        1,080


Illinois  -  10.96%
G.O. Bonds, Illinois FIRST, Series of May 2001,                                            2,000        2,214
 FSA Insured, 5.50% 2016
Build Illinois Bonds (Sales Tax Rev. Bonds),
 Illinois FIRST:
 Series of March 2001, 5.50% 2016                                                          3,000        3,239
 Series of June 2001:
  5.50% 2016                                                                               7,470        8,065
  5.50% 2017                                                                               8,000        8,591
Civic Center Bonds (Special State Obligation                                               6,500        7,544
 Bonds), Series 1991, AMBAC Insured, 6.25% 2020
Dev. Fin. Auth., Rev. Bonds, Series 1998A                                                  5,120        5,622
 (Provena Health), MBIA Insured, 5.50% 2010
Educational Facs. Auth., Rev. Bonds:
 MJH Education Assistance Illinois III                                                     1,500        1,583
 LLC, Series 1999D, AMBAC Insured, 5.45% 2014
 Wesleyan University, Series 1993, 5.625% 2018                                             1,490        1,535
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998A:
    5.00% 2007                                                                               700          740
    5.00% 2007 (Escrowed to Maturity)                                                        920          992
    5.00% 2008                                                                               810          853
    5.00% 2008 (Escrowed to Maturity)                                                      1,060        1,143
    4.50% 2009                                                                               840          851
    4.50% 2009 (Preref. 2008)                                                              1,090        1,152
    4.625% 2010                                                                            1,310        1,329
    4.625% 2010 (Preref. 2008)                                                             1,690        1,799
   Series 1998B:
    4.875% 2013                                                                            2,130        2,155
    4.875% 2013 (Preref. 2008)                                                               330          357
    MBIA Insured, 5.25% 2018                                                               2,115        2,172
    MBIA Insured, 5.25% 2018 (Preref. 2008)                                                  385          424
  Alexian Brothers Health System, Series
 1999, FSA Insured:
   5.00% 2008                                                                              1,230        1,305
   5.25% 2012                                                                              6,960        7,389
   5.00% 2025                                                                              2,000        1,963
   5.125% 2028                                                                             2,000        1,991
  Centegra Health System, Series 1998:
   5.50% 2008                                                                              1,640        1,724
   5.50% 2009                                                                              2,290        2,407
   5.50% 2010                                                                              2,440        2,554
   5.20% 2012                                                                              2,200        2,226
   5.25% 2013                                                                              2,430        2,448
   5.25% 2018                                                                              5,050        4,887
  The Children's Memorial Hospital, Series
 1999A, AMBAC Insured:
   5.75% 2010                                                                              1,835        2,049
   5.75% 2011                                                                              1,690        1,875
  Edward Hospital Association Project,                                                     1,000        1,040
 Series 1992, 7.00% 2022 (Preref. 2002)
  Edward Hospital Obligated Group, Series
 2001A, FSA Insured:
   5.50% 2012                                                                              2,545        2,796
   5.50% 2017                                                                              1,500        1,591
  Friendship Village of Schaumburg,                                                        3,675        3,078
 Series 1997A, 5.25% 2018
  Lutheran Senior Ministries Obligated Group                                               2,000        2,002
 - Lutheran Hillside Village Project,
 Series 2001A, 7.375% 2031
  Northwestern Memorial Hospital,                                                          2,000        2,086
 Series 1994A, 6.00% 2024
  OSF Healthcare System:
   Series 1993, 5.75% 2007                                                                 5,760        6,060
   Series 1999, 6.25% 2019                                                                 4,500        4,796
  Riverside Health System, Series 2000,                                                    2,500        2,756
 6.85% 2029
  Sherman Health Systems, Series 1997,                                                     2,595        2,798
 AMBAC Insured, 5.50% 2010
  Hospital Sisters Services, Inc. - Obligated                                              4,000        4,311
 Group, Series 1998A, MBIA Insured, 5.25% 2008
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.50% 2008                                                                              1,000        1,083
   5.80% 2016                                                                              8,000        8,447
  Edward Hospital Project, Series 1993A:
   5.75% 2009                                                                              1,550        1,622
   6.00% 2019                                                                              1,435        1,471
  Fairview Obligated General Project, 1995 Series A:

   6.50% 2006                                                                                770          795
   7.40% 2023                                                                              3,000        3,018
 Rev. and Rev. Ref. Bonds:
  Evangelical Hospitals Corp., Series C,                                                   4,000        4,676
 6.25% 2022 (Escrowed to Maturity)
  Lutheran General Health, Series C,                                                       2,705        2,923
 6.00% 2018
Housing Dev. Auth., Multi-family Housing                                                   1,490        1,544
 Bonds, 1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth.,
 McCormick Place Expansion Project Bonds:
 Series 1992A, 6.50% 2027 (Preref. 2003)                                                   3,910        4,248
 Ref. Bonds, Series 1996A, MBIA Insured, 0% 2024                                          10,000        2,958
City of Chicago:
 G.O. Bonds, Series 1999, FGIC Insured:
  City Colleges of Chicago Capital                                                         7,700        3,824
 Improvement Project, 0% 2016
  Emergency Telephone System, Ref. Bonds,                                                  2,000        2,120
 5.25% 2020
 Chicago O'Hare International Airport,
 Special Fac. Rev. Ref. Bonds:
  Series 1994 (American Airlines, Inc.                                                     2,750        3,069
 Project), 8.20% 2024
  Series 1999A (United Air Lines, Inc.                                                    14,605       13,257
 Project), 5.35% 2016
 Metropolitan Water Reclamation Dist.
 of Greater Chicago, Series B:
  Capital Improvement Bonds, 5.25% 2004                                                    5,000        5,351
  Ref. Bonds, 5.30% 2005                                                                   5,325        5,771
 School Reform Board of Trustees of the Board
 of Education of the City of Chicago,
 Unlimited Tax G.O. Bonds:
  Series 1997A, AMBAC Insured:
   0% 2011                                                                                 2,745        1,754
   Capital Appreciation Bonds, 0% 2015                                                     3,245        1,637
  Dedicated Tax Rev., AMBAC Insured:
   Series 1997, 6.75% 2012                                                                 1,000        1,222
   Series 1997A, 0% 2014                                                                   7,085        3,799
   Series 1998B, FGIC Insured, 0% 2014                                                     2,000        1,072
 Skyway Toll Bridge Ref. Rev. Bonds, Series
 1994 (Preref. 2004):
  6.50% 2010                                                                              13,250       14,571
  6.75% 2014                                                                               6,500        7,184
 Tax Increment Allocation Bonds (Central Loop
 Redev. Project), Capital Appreciation Bonds,
 Series 2000A, AMBAC Insured:
  0% 2007                                                                                  7,000        5,505
  0% 2008                                                                                  7,000        5,227
 Water Rev. Bonds, Series 1997, FGIC Insured,                                              3,500        1,884
 0% 2014
County of Cook, G.O. Capital Improvement Bonds,                                            4,000        4,777
 Series 1996, FGIC Insured, 6.50% 2011
Regional Transportation Auth., Cook, Du Page,                                              4,500        6,023
 Kane, Lake, McHenry and Will Counties, G.O.
 Bonds, Series 1994D, FGIC Insured, 7.75% 2019
Township High School Dist. Number 205, Cook                                                4,730        3,532
 County (Thornton), G.O. Limited Capital
 Appreciation Bonds, Series 1998D, FSA Insured, 0% 2008
University of Illinois, Cert. of Part.,                                                    3,530        3,774
 Series A, AMBAC Insured, 5.375% 2015


Indiana  -  3.71%
State Dev. Fin. Auth.:
 Pollution Control Rev. Bonds (Inland Steel Co.                                            2,500        1,397
 Project No. 12), 6.85% 2012
 Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                                     4,000        2,135
Educational Facs. Auth., Educational Facs. Rev.                                            1,000        1,025
 Bonds (University of Evansville Project),
 Series 1996, 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (Preref. 2007)                                                 15,010       16,227
  Series 1999D, 5.25% 2016                                                                 3,000        3,089
 Clarian Health Partners, Inc., Series 1996A:
  MBIA Insured, 5.25% 2008                                                                 1,700        1,831
  MBIA Insured, 5.50% 2016                                                                 4,000        4,198
  5.50% 2016                                                                              10,250       10,562
 Holy Cross Health System Corp., Series 1998,                                              7,095        7,666
 MBIA Insured, 5.375% 2010
 The Methodist Hospitals, Inc., Series 2001, 5.50% 2031                                    2,000        2,006
 Sisters of St. Francis Health Services, Inc.                                              1,000        1,069
 Project, Series 1997A, MBIA Insured, 5.00% 2008
Housing Fin. Auth., Single Family Mortgage Ref.                                            1,275        1,324
 Rev. Bonds, 1992 Series A, 6.75% 2010
State Office Building Commission, Correctional                                             8,490       10,036
 Facs. Program Rev. Bonds, Series 1995B,
 AMBAC Insured, 6.25% 2012
Transportation Fin. Auth., Airport Facs.
 Lease Rev. Bonds, Series A:
 6.50% 2007                                                                                1,160        1,217
 6.50% 2007 (Preref. 2002)                                                                 3,755        4,001
 6.75% 2011 (Preref. 2002)                                                                 2,400        2,564
Boone County Hospital Association, Lease Rev.                                              1,255        1,332
 Bonds, Series 2001, FGIC Insured, 5.00% 2010
City of East Chicago, Pollution Control Rev.                                               3,000        1,893
 Ref. Bonds, Inland Steel Co. Project No.11,
 Series 1994, 7.125% 2007
Hospital Auth. of the City of Fort Wayne, Rev.
 Bonds (Parkview Memorial Hospital Inc. Project),
 Series 1992:
 6.375% 2013 (Preref. 2002)                                                                4,000        4,259
 6.40% 2022 (Preref. 2002)                                                                 2,000        2,130
Marion County, Convention and Recreational Facs.                                           3,370        3,638
 Auth., Excise Taxes Lease Rental Rev. Ref.
 Senior Bonds, Series 2001A, MBIA Insured, 5.50% 2015


Iowa  -  0.99%
Fin. Auth.:
 Econ. Dev. Rev. Bonds (Foundation for Affordable                                          1,500        1,587
 Housing Project), Series 2000A, FNMA Insured,
 5.65% 2033 (Put 2013)
 Hospital Rev. Bonds (Mercy Medical Center Project),
 Series 1999, FSA Insured:
  5.50% 2011                                                                               1,420        1,554
  5.60% 2012                                                                               1,375        1,504
 Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group, 1997                                                590          629
 Series V, 5.00% 2010 (Escrowed to Maturity)
  Trinity Health Credit Group, Series 2000B,                                               5,000        5,482
 AMBAC Insured, 6.00% 2027
 Rev. Bonds (Catholic Health Initiatives),                                                 3,000        3,197
 Series 2000A, 6.00% 2018
 Single Family Mortgage Bonds, 1997 Series F,                                              1,840        1,909
 5.55% 2016
Polk County, Catholic Health Initiatives,
 Rev. Bonds, Series 1997A:
 5.50% 2007                                                                                1,520        1,641
 5.125% 2011                                                                               1,500        1,556
 5.125% 2012                                                                               3,170        3,262


Kentucky  -  1.32%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare,
 Inc.), MBIA Insured:
  Series 2000, 6.50% 2020                                                                  8,500        8,952
  Series 2000, 6.625% 2028                                                                 5,500        5,811
  Series 2000A, 6.125% 2010                                                                2,000        2,138
 Hospital System Ref. and Improvement Rev. Bonds
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                               1,540        1,457
  5.60% 2008                                                                                 630          561
  5.60% 2009                                                                               3,305        2,878
  5.70% 2010                                                                                 490          422
  5.75% 2011                                                                               2,190        1,856
  5.85% 2017                                                                               2,000        1,572
City of Ashland, Pollution Control Ref. Rev. Bonds,                                        3,750        4,023
 Series 1999 (Ashland Inc. Project), 5.70% 2009

Louisiana  -  4.29%
Health Education Auth. (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00% 2026 (Preref. 2006)                                        9,000       11,483
 Rev. Ref. Bonds, Series 1998A:
  5.50% 2010                                                                               5,505        5,091
  6.15% 2018                                                                               2,000        1,777
  6.20% 2028                                                                               3,950        3,395
Public Facs. Auth., Hospital Rev. Ref. Bonds
 (Franciscan Missionaries of Our Lady Health
 System Project), Series 1998A, FSA Insured:
 5.75% 2014                                                                                3,495        3,923
 5.75% 2015                                                                                3,825        4,286
 5.75% 2018                                                                                4,000        4,433
Jefferson Parish Hospital Services:
 Dist. No. 1, Parish of Jefferson (West Jefferson
 Medical Center), Hospital Rev. Bonds, Series
 1998A, FSA Insured:
  5.25% 2011                                                                               2,070        2,220
  5.25% 2012                                                                               1,930        2,055
 Dist. No. 2, Parish of Jefferson, Hospital                                                2,000        2,164
 Rev. Bonds, Series 1998, FSA Insured, 5.25% 2011
Lake Charles Harbor and Terminal Dist., Port                                              24,000       25,647
 Facs. Rev. Ref. Bonds (Trunkline LNG Co.
 Project), Series 1992, 7.75% 2022
Local Government Environmental Facs. And                                                  11,500       13,936
 Community Dev. Auth., Rev. Bonds (Capital
 Projects and Equipment Acquisition Program),
 Series 2000A, AMBAC Insured, 6.30% 2030
Parish of West Feliciana, Pollution Control
 Rev. Bonds (Gulf States Utilities Co. Project):
 Gulf States Utilities Co. Project, Series                                                 2,000        2,055
 1985B, 9.00% 2015
 Entergy Gulf States, Inc. Project, Series                                                13,500       14,019
 1999A, 5.65% 2028 (Put 2004)

Maine  -  0.25%
Health and Higher Educational Facs. Auth.,
 Rev. Bonds, Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                                3,000        3,031
 7.55% 2029                                                                                2,575        2,596


Maryland  -  1.13%
Community Dev. Administration, Dept. of Housing                                            5,815        6,167
 and Community Dev., Single Family Program Bonds,
 1997 First Series, 5.25% 2005
Health and Higher Educational Facs. Auth.:
 First Mortgage Rev. Bonds, PUMH of Maryland,                                              2,400        2,208
 Inc. Issue (Heron Point of Chestertown),
 Series 1998A, 5.75% 2019
 Rev. Bonds, Howard County General Hospital
 Issue, Series 1993 (Escrowed to Maturity):
  5.50% 2013                                                                               2,000        2,133
  5.50% 2021                                                                               1,225        1,282
Anne Arundel County, Special Obligation Bonds:
 Arundel Mills Project, Series 1999, 7.10% 2029                                            5,750        6,226
 National Business Park Project, Series 2000,                                              1,000        1,089
 7.375% 2028
Calvert County, Econ. Dev. Rev. Bonds                                                      2,500        2,959
 (Asbury-Solomons Island Fac.), Series 1995,
 8.625% 2024 (Preref. 2005)
Frederick County, Special Obligation Bonds                                                 2,500        2,563
 (Urbana Community Dev. Auth.), Series 1998,
 6.625% 2025
Prince George's County, Hospital Rev. Bonds,                                                 750          794
 Dimensions Health Corp. Issue, Series 1992,
 7.25% 2017 (Preref. 2002)


Massachusetts  -  0.89%
Massachusetts Bay Transportation Auth., General                                            5,000        5,851
 Transportation System Bonds, 1994 Series A Ref.
 Bonds, 7.00% 2007
Health and Educational Facs. Auth., Rev. Bonds,
 Partners HealthCare System Issue:
 Series B, 5.25% 2029                                                                      2,000        1,978
 Series C:
  6.00% 2015                                                                               1,335        1,469
  6.00% 2016                                                                               1,520        1,662
  5.75% 2032                                                                               2,000        2,065
Turnpike Auth., Metropolitan Highway System Rev.                                           5,500        5,368
 Bonds, Series 1999A, AMBAC Insured, 5.00% 2039
The New England Loan Marketing Corp., Student                                              1,500        1,534
 Loan Ref. Bonds, 1993 Series G, 5.20% 2002


Michigan  -  4.49%
Building Auth., 2001 Rev. Ref. Bonds, Series I                                             3,000        3,251
 (Facs. Program), 5.50% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  The Detroit Medical Center Obligated Group,
 Series 1998A:
   5.00% 2013                                                                              1,000          911
   5.00% 2014                                                                              1,525        1,375
   5.25% 2028                                                                              3,000        2,556
  Henry Ford Health System, Series 1999A:
   5.70% 2011                                                                              2,985        3,246
   5.80% 2012                                                                              1,075        1,169
 Hospital Rev. Ref. Bonds:
  Daughters of Charity, National Health System,                                            1,180        1,248
 5.50% 2005 (Escrowed to Maturity)
  The Detroit Medical Center Obligated Group:
   Series 1993A, 6.375% 2009                                                               2,000        2,046
   Series 1993B, AMBAC Insured, 5.00% 2006                                                 1,000        1,061
  Genesys Health System Obligated Group,
 Series 1995A:
   7.10% 2002 (Escrowed to Maturity)                                                         285          299
   7.20% 2003 (Escrowed to Maturity)                                                       1,000        1,091
   8.00% 2005 (Escrowed to Maturity)                                                       8,880       10,512
   8.10% 2013 (Preref. 2005)                                                               5,000        6,026
   8.125% 2021 (Preref. 2005)                                                              4,500        5,428
   7.50% 2027 (Preref. 2005)                                                               4,520        5,265
  Hackley Hospital Obligated Group, Series 1998A:
   5.00% 2008                                                                              1,215        1,202
   5.30% 2013                                                                              2,400        2,305
  McLaren Obligated Group, Series 1993A,                                                   2,985        3,044
 5.375% 2013
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                               850          844
   6.00% 2014                                                                              2,545        2,465
   6.00% 2024                                                                              4,775        4,328
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                              2,000        1,994
   6.625% 2016                                                                             3,190        3,235
 Variable Rate Rev. Bonds (Ascension Health
Credit Group):
  Series 1999B-3, 5.30% 2033 (Put 2006)                                                    2,000        2,091
  Series 1999B-4, 5.375% 2033 (Put 2007)                                                   3,000        3,144
Housing Dev. Auth., Rental Housing Rev. Bonds,                                             1,600        1,657
 1994 Series A, 6.20% 2003
Municipal Bond Auth., Public School Academy Facs.
 Program Rev. Bonds:
 Detroit Academy of Arts and Sciences Project,
 Series 2001A:
  7.90% 2021                                                                               1,000        1,016
  8.00% 2031                                                                               1,000        1,016
 YMCA Service Learning Academy Project,                                                    4,150        4,218
 Series 2001, 7.75% 2031
Strategic Fund, Limited Obligation Ref. Rev.                                               1,000        1,046
 Bonds (Detroit Edison Co. Pollution Control
 Bonds Project), Series 1995CC, AMBAC Insured,
 4.85% 2030 (Put 2011)
Trunk Line Fund Bonds, Series 2001A, 5.50% 2015                                            4,000        4,345
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995B:
  7.00% 2004                                                                               2,500        2,718
  6.25% 2008                                                                               1,730        1,862
  6.25% 2009                                                                               1,195        1,280
  6.25% 2010                                                                               1,250        1,334
 Downtown Dev. Auth., Tax Increment Bonds (Dev.                                            2,900        3,320
 Area No. 1 Projects), Series 1996C, 6.20% 2017
 (Preref. 2006)
 School Dist. of the City of Detroit, Wayne County,                                        1,955        2,060
 School Building and Site Improvement Ref. Bonds,
 Series 1998C, FGIC Insured, 5.25% 2025
City of Flint, Hospital Building Auth. (Hurley
 Medical Center):
 Rev. Ref. Bonds, Series 1998A, 5.25% 2016                                                 1,250        1,160
 Rev. Rental Bonds, Series 1998B, 5.375% 2028                                              1,000          876
City of Royal Oak, Hospital Fncg. Auth., Hospital                                          3,000        3,022
 Rev. Ref. Bonds (William Beaumont Hospital),
 Series 1993G, 5.25% 2019


Minnesota  -  0.26%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                          1,765        1,843
 1994 Series E, 5.60% 2013
City of Minneapolis, G.O. Various Purpose Bonds,                                           4,000        4,025
 Series 2000, 5.00% 2001


Mississippi  -  0.38%
Development Bank, Special Obligation Bonds (Capital                                        7,500        7,561
 Projects and Equipment Acquisition Program), Series
 2001A, AMBAC Insured, 5.00% 2031
Hospital Equipment and Facs. Auth., Rev. Bonds,                                            1,000        1,043
 Series 2000 (Forrest County General Hospital
 Project), FSA Insured, 5.50% 2027


Nebraska  -  0.01%
City of Kearney, Industrial Dev. Rev. Bonds (The                                           2,750          330
 Great Platte River Road Memorial Foundation
 Project), Series 1998, 6.75% 2028


Nevada  -  2.41%
Housing Division, Single Family Mortgage Bonds,                                              755          761
 1999 Series A-1, 4.75% 2012
Clark County:
 G.O. (Limited Tax) Bond Banks Bonds, Series 2001,                                         3,000        3,238
 FGIC Insured, 5.50% 2016
 Special Improvement Dist. No. 121 (Southern
 Highlands Area), Local Improvement Bonds,
 Series 1999:
  7.00% 2009                                                                               2,500        2,697
  7.50% 2019                                                                              14,000       15,028
 Special Improvement Dist. No. 132 (Summerlin                                              2,235        2,295
 South Area (Villages 15A and 18)), Local
 Improvement Bonds, Series 2001, 6.75% 2021
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare                                               7,000        6,105
 West), 1998 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley
 Properties), Limited Obligation Ref. Bonds,
 1999 Series A:
  5.65% 2009                                                                               1,495        1,540
  5.75% 2013                                                                               3,990        3,954
  5.90% 2018                                                                               2,990        2,934
City of Las Vegas:
 G.O. (Limited Tax) Sewer and Flood Control                                                2,855        3,063
 Bonds, Series 2001, FGIC Insured, 5.375% 2015
 Special Improvement Dist. No. 808 (Summerlin
 Area), Local Improvement Bonds, Series 2001:
  6.375% 2014                                                                              2,080        2,139
  6.75% 2021                                                                               4,500        4,622
Las Vegas Monorail Project Rev. Capital                                                    3,545        2,485
 Appreciation Bonds, 1st Tier Series 2000,
 AMBAC Insured, 0% 2010
Truckee Meadows Water Auth., Water Rev. Bonds,                                             3,105        3,340
 Series 2001A, FSA Insured, 5.50% 2016


New Jersey  -  2.00%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill
 Reclamation Improvement Dist. Project (City
of Elizabeth), Series 1998A:
  6.375% 2018                                                                              1,000        1,058
  6.375% 2031                                                                              7,500        7,908
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A,                                                7,000        8,434
 9.25% 2025 (Preref. 2005)
  Winchester Gardens at Ward Homestead
 Project, Series 1996A:
   8.50% 2016                                                                              4,000        4,296
   8.625% 2025                                                                             3,500        3,762
 First Mortgage Rev. Ref. Bonds (Fellowship
 Village Project), Series 1998A:
  4.95% 2005                                                                               1,230        1,242
  5.50% 2018                                                                               2,295        2,188
  Tax-Exempt Term Bonds, 5.50% 2025                                                        3,000        2,767
 Retirement Community Rev. Bonds (Seabrook                                                 6,000        6,288
 Village, Inc. Fac.), Series 2000A, 8.25% 2030
Housing and Mortgage Fin. Agcy., Section 8
 Bonds, 1991 Series A:
 6.80% 2005                                                                                2,570        2,628
 6.85% 2006                                                                                2,500        2,557
Gloucester County Improvement Auth., Solid                                                 1,585        1,802
 Waste Resource Recovery Rev. Ref. Bonds (Waste
 Management, Inc. Project), Series 1999A,
 6.85% 2029 (Put 2009)


New York  -  5.82%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev.                                              2,100        2,218
 Bonds, FHA Insured, 5.45% 2017
 City University System Consolidated Third                                                 2,000        2,224
 General Resolution Rev. Bonds, 1998 Series
 2, AMBAC Insured, 5.50% 2008
 Edgar Health Care Center (Nursing Home)                                                   2,375        2,434
 Rev. Bonds, FHA Insured, 4.90% 2013
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997A, 6.00% 2007                                                                 1,750        1,984
  Series 1997B:
   6.00% 2007                                                                              2,490        2,823
   6.00% 2007 (Preref. 2007)                                                                  10           12
   5.60% 2008                                                                              1,300        1,445
  Series 1998B:
   5.375% 2009                                                                             1,270        1,397
   5.00% 2010                                                                              1,495        1,606
   5.00% 2010                                                                              1,530        1,644
  Series 1998C, 5.00% 2010                                                                 1,760        1,891
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center),                                                  2,000        2,169
 Series 1998D, 5.25% 2007
  Rev. Ref. Bonds:
   Bronx-Lebanon Hospital Center, Series 1998E,                                            8,520        8,963
 MBIA Insured, 5.20% 2014
   Brookdale Hospital, Series 1998J, 5.125% 2009                                           2,500        2,707
 State University Educational Facs.:
  Rev. Bonds:
   Series 1990B, 7.50% 2011                                                                1,160        1,399
   Series 1990B, 7.50% 2011 (Preref. 2010)                                                   560          713
   Series 1997, 6.00% 2007                                                                 3,000        3,394
  Rev. Ref. Bonds, Series 1990A, 7.50% 2013                                                3,500        4,546
 St. Luke's-Roosevelt Hospital Center, Mortgage                                            5,000        5,281
 Hospital Rev. Bonds, Series 2000A, FHA Insured,
 5.75% 2021
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), 1996                                             3,000        3,339
 Series A Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                              1,750        1,891
 Series 1997C, 5.20% 2010
Local Government Assistance Corp.:
 Series 1991C, Capital Appreciation Bonds, 0% 2005                                         5,000        4,482
 Series 1991D:
  7.00% 2011 (Preref. 2002)                                                                2,000        2,093
  6.75% 2021 (Preref. 2002)                                                                1,350        1,411
State Medical Care Facs. Fin. Agcy.:
 Hospital Insured Mortgage Rev. Bonds, 1994 Series
A Ref., FHA Insured:
  5.10% 2010                                                                               2,095        2,185
  5.25% 2014                                                                               5,000        5,238
 Mental Health Services Facs. Improvement Rev.                                             1,000        1,009
 Bonds, 1993 Series D, 5.25% 2023
 St. Luke's-Roosevelt Hospital Center, FHA Insured                                        12,215       13,047
 Mortgage Rev. Bonds, 1993 Series A, 5.60% 2013
Urban Dev. Corp., Correctional Capital Facs.
 Rev. Bonds:
 Ref. Series 1993A, 5.30% 2005                                                             1,800        1,924
 Series 7, 5.25% 2009                                                                      1,375        1,495
Castle Rest Residential Health Care Fac., FHA                                              1,700        1,813
Insured Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
City of New York:
 G.O. Bonds:
  Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                                            470          494
  Fiscal 1992 Series H, 6.875% 2002                                                          155          158
  Fiscal 1995 Series F:
   6.60% 2010 (Preref. 2005)                                                               2,000        2,262
   6.625% 2025 (Preref. 2005)                                                              1,500        1,698
  Fiscal 1996 Series E, 6.50% 2006                                                         3,000        3,391
  Fiscal 1999 Series H, 5.00% 2029                                                         3,000        2,976
  Fiscal 2001 Series F:
   5.00% 2010                                                                              1,500        1,617
   5.25% 2011                                                                              6,260        6,866
  Fiscal 2001 Series H, 5.25% 2016                                                         3,510        3,703
 Transitional Fin. Auth., Future Tax Secured Bonds:
  Fiscal 1998 Series A, 5.00% 2027                                                         1,500        1,493
  Fiscal 1998 Series B, 4.50% 2027                                                         5,000        4,592
  Fiscal 1998 Series C, 5.00% 2018                                                         2,000        2,043
  Fiscal 1999 Series B, 4.75% 2023                                                         5,725        5,538
  Fiscal 2001 Series C, 5.375% 2015                                                        2,000        2,176
Suffolk County Industrial Dev. Agcy., Continuing                                           2,000        2,018
 Care Retirement Community Rev. Bonds (Peconic
 Landing at Southhold, Inc. Project), Series 2000,
 8.00% 2030
Triborough Bridge and Tunnel Auth., General                                                1,000        1,167
 Purpose and Rev. Bonds, Series Y, 6.00% 2012


North Carolina  -  2.59%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2006                                                                               3,120        3,367
  7.25% 2007                                                                               5,425        6,205
  7.00% 2008                                                                              10,720       12,283
  6.125% 2009                                                                              2,000        2,204
  6.00% 2022                                                                               2,000        2,144
  6.00% 2026                                                                               1,990        2,131
  MBIA Insured, 6.00% 2026                                                                 2,500        2,902
 Series 1993C, 5.00% 2021                                                                  2,300        2,154
 Ref. Series 1999B:
  5.55% 2014                                                                               1,800        1,865
  5.60% 2015                                                                               2,500        2,582
  5.65% 2016                                                                               2,000        2,060
  5.70% 2017                                                                               4,775        4,909
 Series 1999D, 6.75% 2026                                                                  3,500        3,856
Municipal Power Agcy. Number One (Catawba Electric
 Rev. Bonds):
 Series 1992, 6.25% 2017                                                                   2,000        2,082
 Series 1999A, MBIA Insured, 6.00% 2008                                                    3,935        4,422
County of Catawba, Hospital Ref. Rev. Bonds                                                1,000        1,044
 (Catawba Memorial Hospital Project), Series
 1999, AMBAC Insured, 4.60% 2010
County of New Hanover, Hospital Rev. Bonds                                                 1,995        2,167
 (New Hanover Regional Medical Center Project),
 Series 1999, MBIA Insured, 5.25% 2011


Ohio  -  0.42%
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                            2,175        2,250
 Series 1998 (Knox Community Hospital), Asset
 Guaranty Insured, 4.60% 2007
County of Lorain, Health Care Facs. Rev. Ref.                                              2,000        1,758
 Bonds (Kendal at Oberlin), Series 1998A,
 5.25% 2021
County of Montgomery, Hospital Facs. Rev. Bonds
 (Kettering Medical Center Network Obligated
 Group), Series 1999:
 6.75% 2018                                                                                1,000        1,068
 6.75% 2022                                                                                1,000        1,051
County of Richland, Hospital Facs. Rev.
 Improvement Bonds (MedCentral Health
System Obligated Group), Series 2000B:
 6.375% 2022                                                                               1,250        1,294
 6.375% 2030                                                                               2,000        2,051


Oklahoma  -  0.50%
Health System Rev. Bonds, Baptist Medicine                                                 2,500        2,764
 Center of Oklahoma, Series 1995C, AMBAC
 Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref.                                                  2,500        2,830
 Bonds (Obligated Group consisting of INTEGRIS
 Baptist Medical Center, Inc., INTEGRIS South
 Oklahoma City Hospital Corp. and INTEGRIS Rural
 Health, Inc.), AMBAC Insured, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds                                             2,505        2,541
 (Sisters of Mercy Health System, St. Louis, Inc.),
 Series 1993A, 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref.                                             3,000        3,036
 Bonds, St. John Medical Center Project,
 Series 1996, 5.375% 2017


Oregon  -  0.94%
City of Klamath Falls, Electric Rev. Ref. Bonds
 (Klamath Cogeneration Project), Series 1999:
 5.75% 2013                                                                                7,000        6,953
 5.875% 2016                                                                               3,500        3,465
 6.00% 2025                                                                               11,000       10,729


Pennsylvania  -  5.82%
Convention Center Auth., Ref. Rev. Bonds,                                                  8,240        8,591
 1994 Series A, 6.25% 2004
Higher Educational Facs. Auth.:
 Rev. Bonds (Thomas Jefferson University),
 1992 Series A:
  MBIA Insured, 6.625% 2009                                                                  375          396
  6.625% 2009 (Preref. 2002)                                                                 875          926
 UPMC Health System Rev. Bonds, Series 1999A,                                              2,000        2,148
 FSA Insured, 5.00% 2009
Housing Fin. Agcy., Rental House Ref. Bonds,
 FNMA Insured:
 Issue 1992, 6.50% 2023                                                                    2,000        2,062
 Issue 1993, 5.80% 2018                                                                    1,000        1,030
Housing Fin. Auth., Single Family Mortgage                                                 1,000        1,033
 Rev. Bonds, Series 1992-33, 6.85% 2009
Allegheny County, Cert. of Part. (ACJCT Fac.                                               2,150        2,165
 Holdings L.P.), AMBAC Insured, 5.00% 2019
Allegheny County Hospital Dev. Auth.:
 Health System Rev. Bonds, Catholic Health
 East Issue, Series 1998A, AMBAC Insured:
  5.50% 2008                                                                               1,000        1,099
  5.00% 2010                                                                               2,705        2,880
 UPMC Health System Rev. Ref. Bonds, Series                                                5,160        5,624
 1999B, AMBAC Insured, 5.25% 2008
Port Auth. of Allegheny County, Special Rev.                                               1,000        1,093
 Transportation Bonds, Ref. Series of 2001,
 FGIC Insured, 5.50% 2015
Chester County Health and Education Facs. Auth.,                                           4,150        4,160
 Health System Rev. Bonds (Jefferson Health
 System), Series 1997B, 5.375% 2027
Delaware County Auth., Rev. Bonds, Catholic                                                2,465        2,615
 Health Systems, Series A, AMBAC Insured, 5.00% 2010
Lehigh County, General Purpose Auth. Rev. Bonds                                            1,500        1,633
 (KidsPeace Obligated Group), 5.70% 2009
Montgomery County Industrial Dev. Auth.:
 Retirement Community Rev. Ref. Bonds (Adult                                               1,000        1,021
 Communities Total Services, Inc. Obligated
 Group), Series 1996A, 5.875% 2022
 Retirement Community Rev. Bonds (ACTS                                                    17,500       16,618
Retirement-Life Communities, Inc.
 Obligated Group), Series 1998, 5.25% 2028
City of Philadelphia, G.O. Ref. Bonds,                                                     3,300        3,238
 Series 1998, FGIC Insured, 4.75% 2020
Hospitals and Higher Education Facs.
 Auth. of Philadelphia:
 The Children's Hospital of Philadelphia
 Project, Rev. Bonds, Series A of 1992:
  6.50% 2009 (Preref. 2002)                                                                4,500        4,671
  6.50% 2021 (Preref. 2002)                                                                3,000        3,114
 Frankford Hospital, Series A (Escrowed
 to Maturity):
  6.00% 2014                                                                               3,705        3,932
  6.00% 2023                                                                               4,000        4,150
 Health System Rev. Bonds (Jefferson Health
 System), Series 1997A:
  5.50% 2006                                                                               2,285        2,440
  5.50% 2007                                                                               1,995        2,138
  5.50% 2008                                                                               2,000        2,144
  5.00% 2009                                                                               1,000        1,038
  5.00% 2010                                                                               1,000        1,034
  5.00% 2018                                                                               1,475        1,448
 Temple University Hospital Rev. Bonds:
  Series of 1983, 6.625% 2023                                                              2,000        2,000
  Series of 1993A, 6.50% 2008                                                             15,500       16,210
  Series of 1997, 5.70% 2009                                                               1,000          990
Philadelphia Auth. for Industrial Dev., Rev.                                               2,815        2,737
 Bonds (Cathedral Village Project), Series
 of 1998, 5.50% 2010
City of Pottsville Hospital Auth., Hospital                                                8,500        9,614
 Rev. Bonds (The Pottsville Hospital and Warne
 Clinic), Series of 1994, 7.25% 2024 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth.,
 City of Scranton, Lackawanna County, Hospital
 Rev. Bonds (Moses Taylor Hospital Project),
 Series 1997:
 6.05% 2010                                                                                1,000          923
 6.15% 2012                                                                                2,245        2,027
 6.15% 2014                                                                                3,000        2,627
 6.20% 2017                                                                                3,000        2,560
Westmoreland County, Health Care Fac. Rev. Bonds                                           6,500        6,738
 (Redstone Presbyterian SeniorCare Obligated
 Group), Fixed Rate Rev. Bonds, Series 2000B,
 8.125% 2030


Rhode Island  -  0.44%
Depositors Econ. Protection Corp., Special
 Obligation Bonds, 1993 Series A:
 MBIA Insured, 5.75% 2012                                                                  4,850        5,546
 5.75% 2021                                                                                2,715        3,060
 5.75% 2021 (Escrowed to Maturity)                                                         1,210        1,364


South Carolina  -  1.53%
Florence County, Hospital Rev. Bonds,                                                      2,785        3,035
 McLeod Regional Medical Center Project,
 MBIA Insured, Series 1998A, 5.25% 2010
Lexington County Health Services Dist.
Inc., Hospital Rev. Ref. and Improvement
 Bonds, Series 1997, FSA Insured:
 5.50% 2007                                                                                2,000        2,210
 5.00% 2009                                                                                1,000        1,075
 5.125% 2021                                                                               2,000        2,023
Piedmont Municipal Power Agcy., Electric
Rev. Bonds:
 1991 Ref. Series, FGIC Insured, 6.25% 2021                                                4,640        5,471
 1999A Ref. Series, 5.25% 2015                                                             8,420        8,035
Tobacco Settlement Rev. Management Auth.,                                                 12,000       12,653
 Tobacco Settlement Asset-Backed Bonds,
 Series 2001B, 6.00% 2022


South Dakota  -  0.71%
Building Auth., Rev. Capital Appreciation Bonds,                                           3,780        2,027
 Series 1996A, AMBAC Insured, 0% 2014
Health and Educational Facs. Auth., Rev. Ref.
 Bonds, Series 1999 (Rapid City Regional Hospital
 Issue), MBIA Insured:
 5.00% 2007                                                                                2,045        2,190
 5.00% 2009                                                                                4,010        4,251
 5.00% 2010                                                                                4,175        4,398
Housing Dev. Auth., Homeownership Mortgage Bonds,                                          3,000        3,136
 1995 Series A, 5.80% 2014


Tennessee  -  0.95%
Health and Educational Facs. Board of the                                                  6,600        7,805
 Metropolitan Government of Nashville and
Davidson County, Rev. Bonds (Blakeford
Project), Series 1994A, 9.25% 2024 (Preref. 2004)
Memphis-Shelby County Airport Auth., Special                                              13,100       13,594
 Facs. Rev. Bonds, Ref. Series 1992 (Federal
 Express Corp.), 6.75% 2012


Texas  -  8.96%
Public Fin. Auth., G.O. Ref. Bonds, Series                                                 2,540        2,705
 2001A, 5.375% 2016
City of Austin (Travis and Williamson Counties),                                           6,800        7,476
 Water and Wastewater System Rev. Ref. Bonds,
 Series 2001B, FSA Insured, 5.75% 2016
Bell County Health Facs. Dev. Corp.,
 Retirement Fac. Rev. Bonds (Buckner
 Retirement Services, Inc. Obligated
Group Project), Series 1998:
 5.25% 2009                                                                                1,620        1,683
 5.00% 2010                                                                                1,705        1,733
 5.25% 2028                                                                                9,400        8,914
Brazos River Auth., Rev. Ref. Bonds (Houston                                               3,360        3,437
 Industries Incorporated Project), MBIA
 Insured, 4.90% 2015
Industrial Dev. Corp. of Port of Corpus                                                   10,300       10,107
 Christi, Rev. Ref. Bonds (Valero Refining
 and Marketing Co. Project), Series C, 5.40% 2018
Cypress-Fairbanks Independent School Dist.                                                 6,675        3,938
 (Harris County), Unlimited Tax Ref. Bonds,
 Capital Appreciation Bonds, Series 1993A, 0% 2013
Dallas County, Unlimited Tax Ref. And
 Improvement Bonds, G.O. Ref. Bonds, Series 2001A:
 5.375% 2013                                                                               2,465        2,691
 5.375% 2015                                                                               3,725        4,017
DeSoto Independent School Dist. (Dallas County),
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001 Capital Appreciation Bonds:
 0% 2018                                                                                   2,835        1,207
 0% 2019                                                                                   3,335        1,336
 0% 2020                                                                                   3,335        1,258
Eanes Independent School Dist. (Travis County),
 Unlimited Tax School Building Bonds, Series 2001:
 5.50% 2014                                                                                2,050        2,241
 5.50% 2015                                                                                2,150        2,332
 5.50% 2016                                                                                1,125        1,212
El Paso Independent School Dist. (El Paso County),                                         3,420        3,399
 Unlimited Tax Ref. Bonds, Series 1999, 4.75% 2018
Garland Independent School Dist. (Dallas County),
 Unlimited Tax Ref. and School Building Bonds,
 Series 2001:
 5.50% 2013                                                                                2,170        2,351
 5.50% 2015                                                                                2,420        2,591
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Hospital
 System Project):
  Series 1998, FSA Insured:
   5.25% 2008                                                                              1,890        2,036
   5.50% 2011                                                                              5,000        5,459
   5.50% 2015                                                                             10,325       11,214
  Series 2001A, 6.375% 2029                                                               13,900       14,893
 Rev. Bonds (CHRISTUS Health), Series 1999A, MBIA                                          3,380        3,630
 Insured, 5.50% 2010
 Rev. Bonds (St. Luke's Episcopal Hospital),
 Series 2001A:
  5.625% 2014                                                                              1,000        1,068
  5.625% 2015                                                                              2,500        2,648
  5.625% 2016                                                                              2,700        2,839
  5.625% 2018                                                                              2,000        2,080
  5.50% 2020                                                                               4,000        4,084
  5.50% 2021                                                                               5,740        5,852
Hidalgo County Health Services Corp., Hospital Rev.
 Bonds (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                                1,000        1,029
 6.75% 2016                                                                                1,740        1,670
City of Houston, Water and Sewer System, Junior Lien                                       3,000        1,184
 Rev. Ref. Bonds, Series 1998A, FSA Insured, 0% 2019
Jefferson County, Health Facs. Dev. Corp., Baptist                                         4,000        4,039
Hospitals of Southeast Texas, FHA Insured Mortgage
 Rev. Bonds, Series 2001, AMBAC Insured, 5.20% 2021
Katy Independent School Dist. (Fort Ben, Harris and
 Waller Counties), Limited Tax Ref. Bonds, Series 2001:
 5.50% 2015                                                                                1,290        1,395
 5.50% 2016                                                                                1,805        1,939
Keller Independent School Dist. (Tarrant County),                                          6,040        3,690
 Unlimited Tax School Building and Ref. Capital
 Appreciation Bonds, Series 2001, 0% 2012
Lewisville Independent School Dist. (Denton County),                                       2,000        2,156
 Unlimited Tax School Building and Ref. Bonds,
 Series 2001, 5.50% 2015
Mansfield Independent School Dist. (Tarrant and                                            2,635        2,825
 Johnson Counties), Unlimited Tax School Building
 and Ref. Bonds, Series 2001, 5.50% 2016
Midway Independent School Dist. (McLennan County),                                         5,000        2,007
 Unlimited Tax School Building and Ref. Bonds,
 Capital Appreciation, Series 2000, 0% 2019
Northeast Medical Clinic, Hospital Auth., County                                           1,000        1,168
 of Humble, Rev. Bonds, FSA Insured, 6.25% 2012
Northside Independent School Dist., Unlimited Tax                                          4,000        4,358
 School Building and Ref. Bonds, Series 2001, 5.50% 2014
Round Rock Independent School Dist. (Williamson and
 Travis Counties), Unlimited Tax School Building
 Bonds, Series 2001-A:
 5.50% 2015                                                                                2,000        2,169
 5.50% 2016                                                                                2,500        2,693
City of San Antonio, Electric and Gas Systems Rev.
 Ref. Bonds, New Series 1998A:
 5.25% 2015                                                                                5,075        5,312
 4.50% 2021                                                                                6,205        5,833
San Antonio Independent School Dist.:
 Unlimited Tax Ref. Bonds, Series 2001B:
  5.375% 2013                                                                              4,260        4,633
  5.375% 2015                                                                              4,390        4,701
 Unlimited Tax School Building Bonds, Series 2001A:
  5.375% 2015                                                                              1,515        1,622
  5.375% 2016                                                                              1,705        1,812
Spring Branch Independent School Dist. (Harris
 County), Limited Tax Schoolhouse and Ref.
Bonds, Series 2001:
 5.375% 2015                                                                               3,875        4,137
 5.375% 2016                                                                               3,070        3,254
Tarrant County Health Facs. Dev. Corp., Texas Health
 Resources System Rev. Bonds, Series 1997A, MBIA
 Insured:
 5.50% 2007                                                                                4,000        4,274
 5.75% 2015                                                                                3,000        3,226
Tomball Hospital Auth., Rev. Ref. Bonds,                                                   5,250        4,969
 Series 1993, 6.125% 2023
Board of Regents of the University of Texas                                                3,750        3,949
System, Rev. Fncg. System Bonds, Series 1996B,
 5.00% 2011
Weatherford Independent School Dist. (Parker County),                                      2,625        1,148
 Unlimited Tax School Building and Ref. Bonds,
 Capital Appreciation, Series 2000, 0% 2018


Utah  -  0.99%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                            360          367
 1995 Issue E (Federally Insured or Guaranteed
 Mortgage Loans), 5.50% 2024
Alpine School Dist., Utah County, G.O. School
 Building Bonds (Utah School Bond Guaranty
 Program), Series 2001A:
 5.25% 2015                                                                                3,000        3,189
 5.25% 2016                                                                                4,225        4,459
Salt Lake County, G.O. Ref. Bonds, Series 2001:
 5.25% 2011                                                                                5,000        5,529
 5.00% 2012                                                                                8,130        8,735


Vermont  -  0.11%
Educational and Health Buildings Fncg. Agcy.,                                              2,250        2,381
 Hospital Rev. Bonds (Medical Center Hospital
 of Vermont Project), Series 1993, FGIC Insured,
 5.75% 2007


Virginia  -  1.57%
Dulles Town Center Community Dev. Auth. (Loudoun                                           2,500        2,502
 County), Special Assessment Bonds (Dulles Town
 Center Project), Series 1998, 6.25% 2026
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev.                                              15,500       16,303
 Bonds (Greenspring Village, Inc. Fac.), Series
 1999A, 7.50% 2029
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds
 (Inova Health Systems Hospital Project),
 Series 1993A:
  5.00% 2011                                                                               1,300        1,384
  5.00% 2023                                                                               1,200        1,218
Gateway Community Dev. Auth. (Prince William                                               2,130        2,135
 County), Special Assessment Bonds, Series 1999,
 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital                                            1,000        1,175
 Rev. Bonds (Memorial Regional Medical Center
 Project at Hanover Medical Park), Series 1995,
 MBIA Insured, 6.50% 2009
Heritage Hunt Commercial Community Dev. Auth.
 (Prince William County), Special Assessment Bonds:
 Series 1999A, 6.85% 2019                                                                  3,399        3,565
 Series 1999B, 7.00% 2029                                                                  1,000        1,056
Peninsula Ports Auth. Health System Rev. Ref. Bonds                                        1,000        1,060
 (Riverside Health System Project), Series 1998,
 MBIA Insured, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector                                        5,000        4,840
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008


Washington  -  6.69%
G.O. Bonds:
 Series B, 5.50% 2010                                                                      2,000        2,215
 Series 2001C, 5.00% 2010                                                                  7,310        7,815
Health Care Facs. Auth., Rev. Bonds, Series 2001A
(Providence Health System), MBIA Insured:
 5.50% 2011                                                                                6,565        7,224
 5.625% 2014                                                                               3,000        3,262
 5.625% 2015                                                                               8,635        9,368
Public Power Supply System:
 Nuclear Project No. 1 Ref. Rev. Bonds, Series                                             5,000        5,169
 1997B, 5.125% 2014
 Nuclear Project No. 2 Ref. Rev. Bonds:
  Series 1993B, FSA Insured, 5.65% 2008                                                    3,030        3,358
  Series 1994A, 6.00% 2007                                                                19,900       22,198
 Nuclear Project No. 3 Ref. Rev. Bonds:
  Series 1989A, MBIA Insured, 0% 2013                                                      4,000        2,316
  Series 1989B, 7.125% 2016                                                                5,250        6,618
Central Puget Sound Regional Transit Auth.,
 Sales Tax and Motor Vehicle Excise Tax Bonds,
 Series 1999, FGIC Insured:
 5.25% 2021                                                                                5,500        5,785
 4.75% 2028                                                                               21,940       20,632
Public Utility Dist. No. 1 of Chelan County,                                              11,345        4,606
 Columbia River-Rock Island Hydro-Electric System
 Rev. Ref. Capital Appreciation Bonds, Series 1997A,
 MBIA Insured, 0% 2019
Energy Northwest, Columbia Generating Station Ref.
 Electric Rev. Bonds, Series 2001-A, FSA Insured:
 5.50% 2016                                                                               13,000       14,029
 5.50% 2017                                                                                5,000        5,365
City of Seattle:
 Limited Tax G.O. Bonds, Series 2001 (Various Purposes):
  5.00% 2013                                                                               3,835        4,048
  5.00% 2014                                                                               4,040        4,228
  5.25% 2015                                                                               4,255        4,520
  5.375% 2016                                                                              2,000        2,135
  5.375% 2017                                                                              4,440        4,707
 Municipal Light and Power:
  Improvements and Ref. Rev. Bonds, Series 2001,                                           5,000        5,357
 FSA Insured, 5.50% 2016
  Ref. Rev. Bonds, 1998 Series A, 5.00% 2016                                               3,410        3,439
  Rev. Anticipation Notes, Series 2001, 4.50% 2003                                         2,000        2,054


Wisconsin  -  1.58%
G.O. Bonds of 1999, Series A, 5.00% 2012                                                   3,390        3,569
G.O. Ref. Bonds of 1998, Series 1, 5.50% 2010                                              3,225        3,597
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993, FGIC                                            2,000        2,180
 Insured, 5.50% 2006
 Children's Hospital of Wisconsin, Inc., Series 1998,                                      1,130        1,257
 AMBAC Insured, 5.625% 2015
 Medical College of Wisconsin, Series 1993, 5.95% 2015                                     3,000        3,102
 The Monroe Clinic, Inc.:
  Series 1998:
   4.80% 2010                                                                              1,110        1,114
   4.90% 2011                                                                              1,165        1,173
  Series 1999:
   5.125% 2016                                                                             1,000          983
   5.375% 2022                                                                             2,000        1,966
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                     1,510        1,549
 Housing Rev. Bonds, 1992 Series A, 6.40% 2003                                             3,480        3,583
Pollution Control and Industrial Dev. Rev. Bonds                                           3,650        3,956
 (General Motors Corp. Projects), City of
Janesville, Series 1984, 5.55% 2009
City of Superior, Limited Obligation Ref. Rev.                                             6,000        7,562
 Bonds (Midwest Energy Resources Co. Project),
 Series E-1991 (Collateralized), FGIC Insured, 6.90% 2021

                                                                                                    2,112,979



                                                                                      Principal       Market
                                                                                         Amount        Value
Short-Term Securities  -  5.73%                                                           (000)        (000)


Beaver County, Pennsylvania, Industrial Dev. Auth.,                                        1,800        1,800
 Pollution Control Rev. Ref. Bonds (Atlantic Richfield
 Co. Projects), Series 1995, 2.05% 2020 (2)
City of Chicago, Illinois, Chicago-O'Hare International                                    1,200        1,200
 Airport, Special Fac. Rev. Bonds (American Airlines,
 Inc. Project), Series 1983D, 2.55% 2017 (2)
City of Columbia, Missouri, Special Obligation                                             3,400        3,400
Insurance Reserve Bonds, Series 1998A, 2.05% 2008 (2)
City of Columbus, Ohio, G.O. Bonds, Sewer Improvement                                      1,000        1,002
 No. 26 (E-U) Bonds, 6.50% 9/15/2001
City of Detroit, Michigan, Sewage Disposal System                                          2,700        2,700
 Rev. Ref. Bonds, Series 1998-A, MBIA Insured
, 2.00% 2023 (2)
City of Hammond, Indiana, Pollution Control Rev.                                           1,620        1,620
 Ref. Bonds (Amoco Oil Co. Project), Series 1994,
 2.50% 2022 (2)
Harrison County, Mississippi, Pollution Control Rev.                                       1,500        1,500
 Ref. Bonds (E. I. du Pont de Nemours and Company
 Project), Series 1990, 2.55% 2010 (2)
City of Houston, Texas, Tax and Rev. Anticipation                                         15,000       15,128
 Notes, Series 2001, 3.50% 6/28/2002
City of Huntsville, Alabama, G.O. Ref. Warrants,                                           1,410        1,413
 Series 1998-B, 4.00% 11/1/2001
Jackson County, Mississippi, Pollution Control                                             3,800        3,800
 Ref. Rev. Bonds (Chevron U.S.A. Inc. Project),
 Series 1992, 2.50% 2016 (2)
State of Kentucky, Asset/Liability Commission,                                            15,000       15,187
 General Fund Tax and Rev. Anticipation Notes,
 2001 Series A, 4.00% 6/26/2002
King County, Washington, Unlimited Tax G.O. Ref.                                           3,000        3,071
 Bonds, 1993 Series C, 5.625% 6/1/2002
County of Los Angeles, California,  2001-2002 Tax                                          2,500        2,528
 and Rev. Anticipation Notes, Series A, 3.75% 6/28/2002
Lower Neches Valley Auth., Industrial Dev. Corp.                                           6,775        6,775
 (Texas), Exempt Facs. Ref. Rev. Bonds (ExxonMobil
 Project), Series 2001, Subseries 2001A, 2.50% 2031 (2)
Maricopa County, Arizona Pollution Control Corp.,                                          1,800        1,800
 Pollution Control Rev. Ref. Bonds (Arizona Public
 Service Co. Palo Verde Project), 1994 Series A-F,
 2.45% 2029 (2)
Maryland Health and Higher Educational Facs. Auth.,                                        8,190        8,190
 Pooled Loan Program Rev. Bonds, Series 1994 D,
 2.05% 2029 (2)
The Commonwealth of Massachusetts, G.O. Bond                                               5,000        5,000
 Anticipation Notes, 2000 Series A, 5.00% 9/6/2001
State of New Mexico, 01-02 Tax and Rev.                                                   11,000       11,138
 Anticipation Notes, Series 2001, 4.00% 6/28/2002
North Carolina Medical Care Commission,
 Variable Rate Hospital Rev. Bonds: (2)
 Pooled Fncg. Project, Series 1996A, 2.55% 2016                                            1,000        1,000
 Lexington Memorial Hospital Project, Series 1997,                                         1,300        1,300
 2.55% 2010
Ohio Air Quality Dev. Auth., Air Quality Dev. Rev.                                         1,900        1,900
 Ref. Bonds (The Cincinnati Gas and Electric Compay
 Project), 1995 Series A, 2.55% 2030 (2)
Industrial Dev. Auth. of the City of Phoenix, Arizona,                                     4,050        4,050
 Multifamily Housing Rev. Ref. Bonds (Del Mar Terrace
 Apartments Project), Series 1999A, FHLMC Secured,
 2.00% 2029 (2)
City of Princeton, Indiana, Pollution Control Rev.                                         1,500        1,500
 Ref. Bonds, 1996 Series (PSI Energy, Inc. Project),
 2.55% 2019 (2)
City of San Antonio, Texas, Water System Commercial                                        6,000        6,000
 Paper Notes, Series A, 2.30% 10/3/2001
State of Texas, Tax and Rev. Anticipation Notes,                                          10,000       10,128
 Series 2001A, 3.75% 8/29/2002
Uinta County, Wyoming, Pollution Control Ref. Rev.                                         2,100        2,100
 Bonds (Chevron U.S.A. Inc. Project), Series 1993,
 2.50% 2020 (2)
Industrial Dev. Auth. of the City of Waynesboro,                                           2,600        2,600
 Virginia, Variable Rate Residential Care Facs. Rev.
 Bonds (Sunnyside Presbyterian Home), Series 1997,
 2.55% 2028 (2)
State of Wyoming, General Fund Tax and Rev.                                               11,000       11,093
 Anticipation Notes, Series 2001A, 3.50% 6/27/2002
                                                                                                      128,923

TOTAL INVESTMENT SECURITIES (cost: $2,121,305,000)                                                  2,241,902
Excess of cash and receivables over payables                                                            8,591

NET ASSETS                                                                                         $2,250,493

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rate changes periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
See Notes to Financial Statements


Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


The Tax-Exempt Bond Fund of America
Financial statements

Statement of assets and liabilities
at August 31, 2001                                          (dollars in       thousands)

Assets:
 Investment securities at market
  (cost: $2,121,305)                                                          $2,241,902
 Cash                                                                              1,941
 Receivables for -
  Sales of investments                                           $1,448
  Sales of fund's shares                                          8,489
  Interest                                                       28,606
  Other                                                               4           38,547
                                                                               2,282,390
Liabilities:
 Payables for -
  Purchases of investments                                       24,314
  Repurchases of fund's shares                                    2,317
  Dividends on fund's shares                                      3,372
  Management services                                               625
  Other expenses                                                  1,269           31,897
Net assets at August 31, 2001                                                 $2,250,493

 Total authorized capital stock -
 500,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                  $2,202,158
  Shares outstanding                                                         177,895,320
  Net asset value per share                                                       $12.38
 Class B shares:
  Net assets                                                                     $26,010
  Shares outstanding                                                           2,101,370
  Net asset value per share                                                       $12.38
 Class C shares:
  Net assets                                                                     $15,009
  Shares outstanding                                                           1,212,460
  Net asset value per share                                                       $12.38
 Class F shares:
  Net assets                                                                      $7,316
  Shares outstanding                                                             591,080
  Net asset value per share                                                       $12.38



Statement of operations
for the year ended August 31, 2001                          (dollars in       thousands)
Investment income:
 Income:
  Interest                                                                      $112,024

 Expenses:
  Management services fee                                        $6,893
  Distribution expenses - Class A                                 4,915
  Distribution expenses - Class B                                   118
  Distribution expenses - Class C                                    27
  Distribution expenses - Class F                                     4
  Transfer agent fee - Class A                                      489
  Transfer agent fee - Class B                                        3
  Administrative services fees - Class C                              6
  Administrative services fees - Class F                              3
  Reports to shareholders                                           116
  Registration statement and prospectus                             282
  Postage, stationery and supplies                                   99
  Directors' fees                                                    18
  Auditing and legal fees                                            46
  Custodian fee                                                      37
  Taxes other than federal income tax                                31
  Other                                                              20           13,107
 Net investment income                                                            98,917

Realized gain and unrealized
 appreciation on investments:
 Net realized gain                                                                 9,185
 Net unrealized appreciation on investments                                       88,080
  Net realized gain and
   unrealized appreciation on investments                                         97,265
Net increase in net assets resulting
 from operations                                                                $196,182



Statement of changes in net assets                          (dollars in       thousands)

                                                             Year ended
                                                              August 31
                                                                    2001             2000
Operations:
 Net investment income                                          $98,917          $95,126
 Net realized gain(loss) on investments                           9,185           (2,279)
 Net unrealized appreciation (depreciation)
  on investments                                                 88,080           (1,685)
  Net increase (decrease) in net assets
   resulting from operations                                    196,182           91,162
Dividends and distributions paid to
 shareholders:
 Dividends from net investment income:
  Class A                                                       (98,662)         (94,620)
  Class B                                                          (489)             (32)
  Class C                                                          (104)                -
  Class F                                                           (68)                -
 Distributions from net realized
 gain on investments:
  Class A                                                              -          (6,722)
  Total dividends and distributions                             (99,323)        (101,374)

Capital share transactions:
 Proceeds from shares sold                                      604,544          353,333
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized                                  61,486           64,719
  gain on investments
 Cost of shares repurchased                                    (346,414)        (490,988)
  Net increase (decrease) in net assets
  resulting from capital share transactions                     319,616          (72,936)
Total increase (decrease) in net assets                         416,475          (83,148)

Net assets:
 Beginning of year                                            1,834,018        1,917,166
 End of year (including distributions in
   excess of net investment income
    and undistributed net investment
   income: $18 and $36, respectively)                        $2,250,493       $1,834,018



See Notes to Financial Statements

The Tax-Exempt Bond Fund of America
Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

On September 1, 2001, the fund will begin amortizing discounts daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value but will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Class allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of August 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $2,121,305,000. Net unrealized appreciation on investments aggregated $120,597,000; $133,371,000 related to appreciated securities and $12,774,000 related to depreciated securities. For the year ended August 31, 2001, the fund realized tax basis net capital gains of $8,627,000. For the year ended August 31, 2001, the fund utilized the remaining capital loss carryforward totaling $1,792,000 to offset, for tax purposes, capital gains realized during the year up to such amount. In addition, the fund has recognized, for tax purposes, capital losses totaling $917,000 which were realized during the period November 1, 1999 through August 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $6,893,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.30% per annum of the first $60 million of daily net assets decreasing to 0.16% of such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of rates beginning with 3.00% per annum of the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.25% of such income in excess of $8,333,333. For the year ended August 31, 2001, the management services fee was equivalent to an annualized rate of 0.347% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended August 31, 2001, aggregate distribution expenses were limited to $4,915,000, or 0.25% of average daily net assets attributable to Class A shares. As of August 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $2,322,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended August 31, 2001, aggregate distribution expenses were $118,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended August 31, 2001, aggregate distribution expenses were $27,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended August 31, 2001, aggregate distribution expenses were $4,000, or 0.25% of average daily net assets attributable to Class F shares.

As of August 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $1,031,000.

AFD received $947,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended August 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $492,000 was incurred during the year ended August 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of August 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $48,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended August 31, 2001, total fees under the agreement were $9,000. As of August 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of August 31, 2001, the cumulative amount of these liabilities was $55,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $676,756,000 and $392,114,000, respectively, during the year ended August 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended August 31, 2001, the custodian fee of $37,000 includes $13,000 that was paid by these credits rather than in cash.

For the year ended August 31, 2001, the fund reclassified $352,000 from undistributed net realized gains to undistributed net investment income to reflect permanent differences between book and tax reporting.

As of August 31, 2001, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of capital stock                                        $2,123,438
Distributions in excess of net investment income                                         (18)
Undistributed net realized gain                                                        6,476
Net unrealized appreciation                                                          120,597
Net assets                                                                        $2,250,493


Capital share transactions in the fund were as follows:

                                                              Year ended       August 31,   Year ended       August 31,
                                                                  Amount             2001       Amount             2000
                                                                   (000)           Shares        (000)           Shares
Class A Shares:
  Sold                                                          $550,783       45,771,317     $349,973       30,217,094
  Reinvestment of dividends and distributions                     61,021        5,082,782       64,695        5,585,672
  Repurchased                                                   (335,993)     (28,026,829)    (490,875)     (42,438,287)
   Net increase (decrease) in Class A                            275,811       22,827,270      (76,207)      (6,635,521)
Class B Shares: (1)
  Sold                                                            23,399        1,941,478        3,360          290,305
  Reinvestment of dividends and distributions                        340           28,097           24            2,086
  Repurchased                                                     (1,814)        (150,785)        (113)          (9,811)
   Net increase in Class B                                        21,925        1,818,790        3,271          282,580
Class C Shares: (2)
  Sold                                                            14,787        1,217,593          -                -
  Reinvestment of dividends and distributions                         74            6,059          -                -
  Repurchased                                                       (136)         (11,192)         -                -
   Net increase in Class C                                        14,725        1,212,460          -                -
Class F Shares: (2)
  Sold                                                            15,575        1,285,726          -                -
  Reinvestment of dividends and distributions                         51            4,161          -                -
  Repurchased                                                     (8,471)        (698,807)         -                -
   Net increase in Class F                                         7,155          591,080          -                -
Total net increase (decrease) in fund                           $319,616       26,449,600     $(72,936)      (6,352,941)

(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were
 not offered before March 15, 2001.

Per-share data and ratios

                                                              Class A
                                                                 Year         ended   August 31

                                                                  2001          2000        1999
Net asset value, beginning of year                             $11.81        $11.86      $12.60

 Income from investment operations :
  Net investment income                                       .60 (1)       .60 (1)         .59
  Net gains (losses) on securities                            .57 (1)     (.01) (1)        (.55)
 (both realized and unrealized)
   Total from investment operations                              1.17           .59         .04

 Less distributions :
  Dividends (from net investment income)                         (.60)         (.60)       (.59)
  Distributions (from capital gains)                              .00          (.04)       (.19)
   Total distributions                                           (.60)         (.64)       (.78)

Net asset value, end of year                                   $12.38        $11.81      $11.86

Total return (2)                                                10.22%         5.27%        .22%

Ratios/supplemental data:
 Net assets, end of year (in millions)                         $2,202        $1,831      $1,917
 Ratio of expenses to average net assets                          .66%          .67%        .65%
 Ratio of net income to average net assets                       5.00%         5.22%       4.78%

                                                                 Year         ended   August 31

                                                                  1998          1997
Net asset value, beginning of year                             $12.27        $11.86

 Income from investment operations :
  Net investment income                                           .62           .64
  Net gains (losses) on securities                                .37           .45
 (both realized and unrealized)
   Total from investment operations                               .99          1.09

 Less distributions :
  Dividends (from net investment income)                         (.62)         (.64)
  Distributions (from capital gains)                             (.04)         (.04)
   Total distributions                                           (.66)         (.68)

Net asset value, end of year                                   $12.60        $12.27

Total return (2)                                                 8.26%         9.39%

Ratios/supplemental data:
 Net assets, end of year (in millions)                         $1,795        $1,593
 Ratio of expenses to average net assets                          .66%          .68%
 Ratio of net income to average net assets                       4.98%         5.27%




                                                              Class B

                                                           Year ended   March 15 to
                                                          August 31,     August 31,
                                                                 2001      2000 (3)
Net asset value, beginning of period                           $11.81        $11.50

 Income from investment operations :
  Net investment income (1)                                       .52           .21
  Net gains on securities                                         .57           .34
 (both realized and unrealized) (1)
   Total from investment operations                              1.09           .55

 Less distributions :
  Dividends (from net investment income)                         (.52)         (.24)
  Distributions (from capital gains)                              .00           .00
   Total distributions                                           (.52)         (.24)

Net asset value, end of period                                 $12.38        $11.81

Total return (2)                                                 9.45%         4.88%

Ratios/supplemental data:
 Net assets, end of period (in millions)                          $26            $3
 Ratio of expenses to average net assets                         1.40%          .64%
 Ratio of net income to average net assets                       4.06%         1.99%

                                                              Class C       Class F

                                                          March 15 to   March 15 to
                                                           August 31,    August 31,
                                                             2001 (3)      2001 (3)
Net asset value, beginning of period                           $12.10        $12.10

 Income from investment operations :
  Net investment income (1)                                       .21           .24
  Net gains on securities                                         .29           .29
 (both realized and unrealized) (1)
   Total from investment operations                               .50           .53

 Less distributions :
  Dividends (from net investment income)                         (.22)         (.25)
  Distributions (from capital gains)                              .00           .00
   Total distributions                                           (.22)         (.25)

Net asset value, end of period                                 $12.38        $12.38

Total return (2)                                                 4.20%         4.45%

Ratios/supplemental data:
 Net assets, end of period (in millions)                          $15            $7
 Ratio of expenses to average net assets                          .73%          .40%
 Ratio of net income to average net assets                       1.77%         2.11%



Supplemental data - all classes


                                                                 Year         ended   August 31
                                                                  2001          2000
Portfolio turnover rate                                         22.41%        28.64%


                                                                  1999          1998        1997
Portfolio turnover rate                                         14.56%        23.19%      14.39%




1) Based on average shares outstanding.
2) Total returns exclude all sales
 charges, including contingent
 deferred sales charges.
3) Based on operations for the
 period shown and, accordingly,
 not representative of a full year
 (unless otherwise noted).

Report of Independent Accountants

To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc.(the "Fund") at August 31, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
September 28, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. For purposes of computing this exclusion, 99.7% of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

Investment Portfolio, July 31, 2001

[begin pie chart]
Quality ratings*

AAA                                                                                      8.81%
AA                                                                                       4.82%
A                                                                                        5.89%
BBB                                                                                     26.23%
BB                                                                                      29.52%
B                                                                                       18.86%
CCC or less                                                                              0.06%
Cash & equivalents                                                                       5.81%

* Bond ratings reflect those of a credit rating agency;
if ratings are not available, they are assigned by the fund's research analysts.
[end pie chart]

                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)
Fixed-Income Securities - 94.19%
Alaska  -  0.31%
Northern Tobacco Securitization Corp., Tobacco Settlement                        $2,000         $  2,076
 Asset-Backed Bonds, Series 2000, 6.20% 2022


Arizona  -  0.60%
Industrial Dev. Auth. of the County of Navajo, Industrial                         4,100            3,996
 Dev. Rev. Bonds (Stone Container Corp. Project),
 Series 1997, AMT, 7.20% 2027


California  -  8.84%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                          6,000            5,935
 Rev. Bonds (USA Waste Services, Inc. Project), Series
 1998A, AMT, 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin. Auth., Single Family Mortgage                              385              414
 Rev. Bonds (Mortgage-Backed Securities Program),
 1995 Series B, AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev. Rev.
 Ref. Bonds (Irvine Apartment Communities, LP):
 Series 1998A-1, AMT, 5.05% 2025 (Put 2008)                                       7,000            7,043
 Series 1998A-3, 5.10% 2025 (Put 2010)                                            3,000            3,027
City of Antioch, Public Fncg. Auth., 1998 Reassessment                            1,430            1,525
 Rev. Bonds, Subordinated Series B, 5.80% 2011
City of Chino Hills, Community Facs.:
 Dist. No. 9 (Rincon Village Area), Special Tax Bonds,                            3,410            3,525
 Series 1998, 6.45% 2023
 Dist. No. 10 (Fairfield Ranch), Special Tax Bonds,                               1,000            1,058
 6.95% 2030
County of El Dorado, Community Facs. Dist. No. 1992-1                               995            1,025
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12 (Sierra                             1,000            1,061
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Assessment Dist. No. 94-13 (Oak Creek),                           1,000            1,017
 Limited Obligation Improvement Bonds, Group Two,
 5.875% 2017
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium
 of the Pacific Project), 1995 Series A:
 6.10% 2010 (Preref. 2005)                                                        1,000            1,121
 6.125% 2015 (Preref. 2005)                                                       2,500            2,806
 6.125% 2015, MBIA Insured (Preref. 2005)                                         1,000            1,122
 6.125% 2023 (Preref. 2005)                                                       1,500            1,683
 6.125% 2023, MBIA Insured (Preref. 2005)                                         2,500            2,806
County of Los Angeles, Capital Asset Leasing Corp.,                                 970            1,006
 Cert. of Part. (Marina del Rey), 1993 Series A,
 6.25% 2003
City of Los Angeles, Multi-family Housing Rev. Bonds                                500              526
 (GNMA Collateralized - Ridgecroft Apartments Project),
 Series 1997E, AMT, 6.00% 2017
Regional Airports Improvement Corp., Facs. Sublease Ref.                          2,500            2,256
 Rev. Bonds, Airport Terminal 6 Facs. (Los Angeles
 International Airport), Series 1999, AMT, 5.65% 2017
Pleasanton Joint Powers Fncg. Auth., Subordinate                                  1,805            1,852
 Reassessment Rev. Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1 (Parkway                            2,800            3,049
 Business Centre), Special Tax Ref. Bonds, Series 1998,
 6.75% 2015
County of Sacramento, Laguna Creek Ranch/Elliott Ranch
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch):
 6.125% 2014                                                                        250              266
 6.30% 2021                                                                         500              521
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds:
 6.00% 2009                                                                         995            1,026
 6.25% 2012                                                                         995            1,026
Redev. Agcy. of the City and County of San Francisco,                             1,000              950
 Residential Fac. Rev. Bonds (Coventry Park Project),
 Series 1996A, AMT, 8.50% 2026
Community Facs. Dist. No. 99-1 (Talega) of the Santa                              2,390            2,510
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., (South Tahoe
 Redev. Project Area No. 1):
 Series 1995B, 6.25% 2020                                                         1,000            1,033
 Bond Anticipation Notes:
 Series 1999A, 7.30% 2007                                                         5,500            5,748
 Series 1999B, 7.30% 2007                                                         1,000            1,045
Community Facs. Dist. No. 88-12 of the City of Temecula                             940              965
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series A,
 5.35% 2009


Colorado  -  5.25%
Housing and Fin. Auth., Single Family Program Senior
 Bonds, AMT:
 1995 Series A, 8.00% 2025                                                          495              529
 1995 Series B, 7.90% 2025                                                          370              396
 1997 Series B-2, 7.00% 2026                                                        740              781
City and County of Denver, Airport System Rev. Bonds,                               885              936
 Series 1992C, AMT, 6.75% 2013
Eaglebend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds:
 Series 1997A:
  6.20% 2012                                                                      1,000            1,006
  6.45% 2021                                                                      2,000            1,978
 EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds:
 Series 1998A:
  6.53% 2024                                                                      1,665            1,642
  6.53% 2029                                                                      1,320            1,292
  6.63% 2039                                                                      2,950            2,872
Eagle County, Bachelor Gulch Metropolitan Dist.,                                  3,500            3,664
 Limited Tax G.O. Bonds, Series 1999, 6.70% 2019
E-470 Public Highway Auth. Senior Rev. Bonds,                                     7,500              667
 Series 2000B (Capital Appreciation Bonds), 0% 2034
Lincoln Park Metropolitan Dist. (Douglas County),                                 3,000            3,029
 G.O. Limited Tax Ref. and Improvement Bond,
 Series 2001,   7.75% 2026
Northwest Parkway Public Highway Auth., Rev. Bonds,                               4,500            4,535
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone                              7,660            7,554
 Tree), Rev. Bonds (Rampart Range Metropolitan Dist.
 No. 2 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County),                                     4,110            4,133
 Limited Tax G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  2.59%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The
 Connecticut Light and Power Co. Project):
 Series 1993A, 5.85% 2028                                                         1,375            1,390
 Series 1993B, AMT, 5.95% 2028                                                    1,500            1,507
Health and Educational Fac. Auth., Rev. Bonds,                                    1,000            1,031
 University of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe,
 Special Rev. Bonds:  /1/
 1996 Series A:
  6.375% 2004 (Escrowed to Maturity)                                                500              547
  6.40% 2011 (Preref. 2007)                                                       3,470            4,004
  6.40% 2011                                                                      3,025            3,264
  5.50% 2028                                                                      1,500            1,437
 1997 Series B:
  5.60% 2009                                                                      1,000            1,055
  5.75% 2018                                                                      3,000            3,017


Delaware  -  0.15%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula
 United Methodist Homes, Inc. Issue), Series 1997A:
 6.00% 2008                                                                         500              510
 6.10% 2010                                                                         500              507


District of Columbia  -  0.90%
Hospital Rev. Ref. Bonds (Washington Hospital Center                              1,200            1,261
 Issue), Series 1992A, 7.00%  2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington
 Hospital Center Projects):
 Series 2001B, 6.625% 2031 (Put 2005)                                             1,000            1,045
 Series 2001C, 6.80% 2031 (Put 2006)                                              1,500            1,582
 Series 2001D, 6.875% 2031 (Put 2007)                                             2,000            2,124


Florida  -  11.74%
Arbor Greene Community Dev. Dist. (City of Tampa,                                   800              817
 Hillsborough County), Special Assessment Rev. Bonds,
 Series 2000, 6.50% 2007
Championsgate Community Dev. Dist., Capital Improvement                           2,850            2,661
 Rev. Bonds, Series 1998A, 6.25% 2020
The Crossings at Fleming Island Community Dev.
 Dist. (Clay County):
 Special Assessment Bonds, Series 1995, 8.25%                                     4,500            5,268
 2016 (Preref. 2005)
 Special Assessment Ref. Bonds, Series 2000C, 7.10% 2030                          5,000            5,252
The City of Daytona Beach, Capital Improvement Rev.                               7,875            7,900
 Bond Anticipation Notes (Ocean Walk Project),
 Series A, 6.875% 2004
Fleming Island Plantation Community Dev. Dist.                                    1,000            1,068
 (Clay County), Series 2000B, 7.375% 2031
The Groves Community Dev. Dist. (Pasco County),                                   3,585            3,624
 Special Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                            4,000            3,986
 Capital Improvement Rev. Bond, Series 2001B, 6.35% 2010
Heritage Isles Community Dev. Dist. (Hillsborough                                 2,210            2,212
 County), Special Assessment Rev. Bonds, Series 1998A,
 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                          1,195            1,190
 Series 1999, 6.25% 2004                                                          1,485            1,499
Heritage Pines Community Dev. Dist. (Pasco County),                                 850              840
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                               555              559
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales,
 Polk County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                         1,000            1,014
 Series 2001B, 6.40% 2011                                                         1,000            1,007
Lake Powell Residential Golf Community Dev. Dist. (Bay                            7,000            7,083
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,                                2,500            2,255
 Inc. Project), 6.25% 2017
 Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
  5.25% 2007                                                                      1,000              992
  5.50% 2009                                                                      1,000              988
  5.75% 2011                                                                        500              496
  5.75% 2013                                                                      1,410            1,379
  5.75% 2015                                                                        500              480
  5.50% 2021                                                                      3,800            3,302
Marshall Creek Community Dev. Dist., Special Assessment                           3,020            3,155
 Bonds, Series 2000A, 7.65% 2032
Meadow Pointe II, Community Dev. Dist. (Pasco County),                            3,485            3,489
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Northern Palm Beach County Improvement Dist.,
 Water Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                        790              850
  7.30% 2027                                                                      1,500            1,607
 Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                     1,000            1,018
North Springs Improvement Dist. Special Assessment Bonds,
 Parkland Isles Project:
 Series 1997A, 7.00% 2019                                                         1,000            1,052
 Series 1997B, 6.25% 2005                                                           630              635
Ocean Highway and Port Auth., Solid Waste/Pollution                               1,305            1,281
 Control Rev. Ref. Bonds, Series 1996 (Jefferson Smurfit
 Corp. (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy                            4,250            3,987
 Road Interchange Project), Series 1998A, 5.80% 2026
River Ridge Community Dev. Dist. (Lee County), Capital                            2,305            2,317
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Stoneybrook West Community Dev. Dist. (City of Winter                             1,375            1,403
 Garden, Orange County), Special Assessment Rev. Bonds,
 Series 2000B, 6.45% 2010
Waterlefe Community Dev. Dist. (Manatee County),                                  1,600            1,607
 Capital Improvement Rev. Bonds, Series 2001B, 6.25% 2010


Idaho  -  1.20%
Housing and Fin. Association, AMT:
 Single Family Mortgage:
  1998 Series B-2, 5.20% 2011                                                       810              832
  1999 Series B-2, 5.00% 2013                                                       930              906
  1999 Series D-3, 5.15% 2013                                                       965              945
  1999 Series G-2, 5.75% 2014                                                       480              504
  2001 Series B-III, 5.75% 2020                                                   2,760            2,815
 Single Family Mortgage Subordinate Bonds:
  1997 Series H-2, 5.40% 2010                                                     1,195            1,229
  1997 Series I-2, 5.55% 2010                                                       760              788


Illinois  -  6.36%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste                           3,035            2,891
 Management, Inc. Project), Series 1997, AMT, 5.05% 2010
Health Facs. Auth., Rev. Ref. Bonds:
 Advocate Health Care Network, Series 1997A:
  5.70% 2011                                                                        500              534
  5.80% 2016                                                                      2,000            2,076
 Alexian Brothers Health System, Series 1999, FSA                                 1,000              977
 Insured, 5.125% 2028
 Centegra Health System, Series 1998:
  5.50% 2008                                                                      1,000            1,036
  5.25% 2014                                                                      1,500            1,463
 Edward Hospital Project, Series 1993A, 6.00% 2019                                1,000            1,016
  Obligated Group, Series 2001A, FSA Insured, 5.50% 2017                          1,500            1,563
 Fairview Obligated Group Project:
  1992 Series A, 9.50% 2022 (Preref. 2002)                                        2,715            2,946
  1995 Series A:
   6.25% 2003                                                                     1,245            1,271
   7.40% 2023                                                                     3,130            3,125
 Friendship Village of Schaumburg, Series 1997A,                                  1,500            1,248
 5.25% 2018
 Lutheran Senior Ministries Obligated Group - Lutheran                            3,000            2,950
 Hillside Village Project, Series 2001A, 7.375% 2031
 OSF Healthcare System, Series 1999, 6.25% 2019                                   1,500            1,576
City of Chicago:
 G.O. Bonds (Emergency Telephone System),                                         1,000            1,043
 Ref. Series 1999, FGIC Insured, 5.25% 2020
 Chicago O'Hare International Airport, Special Facs.                              9,375            8,582
 Rev. Ref. Bonds (United Air Lines, Inc. Project),
 Series 1999B, AMT, 5.20% 2011
 School Reform Board of Trustees of the Board of                                  1,000              995
 Education of the City of Chicago, Unlimited Tax G.O.
 Bonds (Dedicated Tax Rev.), Series 1997A, AMBAC Insured,
 5.25% 2030
Village of Montgomery, Kane and Kendall Counties,                                 4,000            4,053
 Special Assessment Improvement Bonds, Series 2001
 (Lakewood Creek Project), 7.75% 2030
Village of Robbins, Cook County, Resource Recovery
 Rev. Bonds (Robbins Resource Recovery Partners,
 L.P. Project), AMT:
 Series 1999A, 8.375% 2016 /2/                                                    3,950              296
 Series 1999B, 8.375% 2016 /2/                                                    1,545              116
 Series 1999C, 7.25% 2009                                                           569              435
 Series 1999C, 7.25% 2024                                                         2,650            1,736
 Series 1999D, 0% 2009                                                            1,230              479


Indiana  -  0.94%
Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland                               1,000              541
 Steel, 5.75% 2011
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity                             2,805            2,841
 Obligated Group), Series 1999D, 5.25% 2016
City of East Chicago, Pollution Control Rev. Ref. Bonds,                          2,000            1,283
 Inland Steel Co. Project No. 11, Series 1994, 7.125% 2007
The Indianapolis Local Public Improvement Bond Bank,                              4,500            1,577
 Series 1999 E Capital Appreciation Bonds,
 AMBAC Insured, 0% 2021


Iowa  -  0.32%
Fin. Auth., Ref. Rev. Bonds (Trinity Health Credit                                2,000            2,162
 Group), Series 2000B, AMBAC Insured, 6.00% 2027


Kentucky  -  1.90%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),
 Series 2000, MBIA Insured:
  6.50% 2020                                                                      2,000            2,074
  6.625% 2028                                                                     1,000            1,041
 Hospital System Ref. and Improvement Rev. Bonds,
 Series 1997 (Appalachian Regional Healthcare,
 Inc. Project):
  5.60% 2008                                                                      1,000              887
  5.80% 2012                                                                      1,000              831
  5.85% 2017                                                                      7,000            5,472
City of Ashland, Sewage and Solid Waste Rev. Bonds,                               2,200            2,335
 Series 1995 (Ashland Inc. Project), AMT, 7.125% 2022


Louisiana  -  1.61%
Health Education Auth., Rev. Bonds (Lambeth
 House Project):
 Series 1996, 9.00%  2026 (Prefef. 2006)                                          1,850            2,342
 Series 1998A, 6.20% 2028                                                         5,000            4,267
Parish of West Feliciana, Pollution Control Rev.
 Ref. Bonds:
 (Entergy Gulf States, Inc. Project), Series 1999A,                               2,500            2,561
  5.65% 2028 (Put 2004)
 (Gulf States Utilities Co. Project), Series 1984-II,                             1,500            1,557
  7.70% 2014


Maine  -  0.45%
Health and Higher Educational Facs. Auth., Rev. Bonds,
 Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                       1,000            1,007
 7.55% 2029                                                                       2,000            2,010


Maryland  -  1.17%
Anne Arundel County, Special Obligation Bonds (Arundel                            1,000            1,075
 Mills Project), Series 1999, 7.10% 2029
Frederick County, Special Obligation Bonds (Urbana                                3,000            3,022
 Community Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County,
 Multi-family Rev. Bonds  (Strathmore Court at White
 Flint), 1994 Issue A-2:
 7.50% 2024                                                                       1,000            1,048
 7.50% 2027                                                                         950              995
Housing Auth. of Prince George's County, Mortgage                                 1,000            1,027
 Rev. Bonds, Series 1997A (GNMA Collateralized - Langley
 Gardens Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp. Issue),                           1,250              630
 Project and Ref. Rev. Bonds, Series 1994, 5.375% 2014


Massachusetts  -  2.48%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste                              1,000            1,095
 Management, Inc. Project), Series 1999B, AMT,
 6.90% 2029 (Put 2009)
Health and Educational Facs. Auth., Rev. Bonds,                                   1,000            1,083
 Partners HealthCare System Issue, Series C, 6.00% 2015
Industrial Fin. Agcy.:
 Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
 Project), Series 1998A, AMT:
  5.20% 2008                                                                      1,300            1,320
  5.30% 2009                                                                      6,300            6,356
 Rev. Bonds, Edgewood Retirement Community Project,                               5,400            6,677
 Series 1995A, 9.00% 2025 (Preref. 2005)


Michigan  -  7.10%
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds:
 The Detroit Medical Center Obligated Group, Series 1998A:
  5.125% 2018                                                                     2,550            2,150
  5.25% 2028                                                                      1,500            1,186
 Genesys Health System Obligated Group, Series 1995A:
  8.00% 2005 (Escrowed to Maturity)                                               2,000            2,351
  8.10% 2013 (Preref. 2005)                                                       1,100            1,316
  7.50% 2027 (Preref. 2005)                                                       2,265            2,619
 Hackley Hospital Obligated Group, Series 1998A,                                  1,000              948
 5.30% 2013
 Henry Ford Health System, Series 1995A, 5.25% 2025                               2,000            1,940
 Pontiac Osteopathic, Series 1994A:
  5.375% 2006                                                                     2,550            2,427
  6.00% 2014                                                                      2,500            2,254
  6.00% 2024                                                                      1,000              837
 Sinai Hospital of Greater Detroit, Series 1995:
  6.00% 2008                                                                      1,000              994
  6.625% 2016                                                                       500              504
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds,                            2,110            2,129
 2001 Series A, AMT, MBIA Insured, 5.30% 2016
Municipal Bond Auth., Public School Academy Facs.
 Program Rev. Bonds (Detroit Academy of Arts and
 Sciences Project), Series 2001A:
 7.90% 2021                                                                       3,400            3,438
 8.00% 2031                                                                       2,300            2,326
Strategic Fund Limited Obligation Rev. Bonds (United                              4,250            4,128
 Waste Systems, Inc. Project), Series 1995, 5.20% 2010
City of Detroit Limited Tax G.O. Bonds, Series 1995 A,                            1,145            1,240
 6.40% 2005
City of Flint, Hospital Building Auth. (Hurley
 Medical Center):
 Rev. Ref. Bonds, Series 1998A:
  5.00% 2008                                                                      2,030            1,940
  5.25% 2016                                                                      3,035            2,674
 Rev. Rental Bonds, Series 1998B:
  5.375% 2018                                                                     1,000              858
  5.375% 2028                                                                     3,250            2,630
The Econ. Dev. Corp. of the County of Midland,                                    6,305            6,468
 Subordinate Pollution Control Limited Obligation Rev.
 Ref. Bonds (Midland Cogeneration Project), Series B,
 AMT, 6.875% 2009


Minnesota  -  1.66%
City of Minneapolis, G.O. Various Purpose Bonds,                                  1,100            1,109
 Series 2000, 5.00% 2001
Minneapolis-St. Paul Metropolitan Airports Commission,                            2,000            1,933
 Special Facs. Rev. Bonds (Northwest Airlines, Inc.
 Project), Series 2001A, AMT, 7.00% 2025
Port Auth. of the City of Saint Paul, Hotel Fac. Rev.                             8,000            8,033
 Bonds (Radisson Kellogg Project), Series 1999-2,
 7.375% 2029


Nebraska  -  0.58%
City of Kearney, Industrial Dev. Rev. Bonds (The Great
 Platte River Road Memorial Foundation Project),
 Series 1998:
 6.75% 2023                                                                       2,000            1,100
 6.75% 2028                                                                       5,000            2,747


Nevada  -  4.99%
Housing Division, Single Family Mortgage Bonds:
 1999 Series B-1, 4.95% 2012                                                        565              564
 1999 Series D-2, AMT, 5.90% 2013                                                 1,340            1,431
Clark County:
 Special Improvement Dist. No. 121 (Southern Highlands
 Area), Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                      2,500            2,669
  7.50% 2019                                                                      9,040            9,624
 Special Improvement Dist. No. 132 (Summerlin South
 Area (Villages 15A and 18)), Local Improvement Bonds,
 Series 2001:
  6.40% 2014                                                                      1,255            1,264
  6.50% 2015                                                                      1,000            1,007
  6.875% 2021                                                                     2,550            2,590
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West),                               2,000            1,712
 1998 Series A, 5.375% 2026
 Local Improvement Dist.:
  No. T-4C (Green Valley Properties), Limited Obligation
 Ref. Bonds, 1999 Series A:
   5.75% 2013                                                                     1,705            1,669
   5.90% 2018                                                                     1,000              968
  No. T-10 (Seven Hills) Limited Obligation
 Improvement Bonds:
   6.90% 2006                                                                       955              984
   7.50% 2015                                                                     5,210            5,366
City of Las Vegas, Special Improvement Dist. No. 808
 (Summerlin Area), Local Improvement Bonds, Series 2001:
 6.40% 2015                                                                       1,395            1,405
 6.75% 2021                                                                       2,000            2,031


New Hampshire  -  0.40%
Business Fin. Auth., 6% Pollution Control Ref. Rev.                               2,000            2,003
 Bonds (Public Service Co. of New Hampshire Project -
 1992 Tax-Exempt Series D), AMT, 6.00% 2021
Housing Fin. Auth., Single Family Mortgage Acquisition                              650              682
 Rev. Bonds, 1997 Series D, AMT, 5.60% 2012


New Jersey  -  4.19%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                            4,750            4,897
 Improvement Dist. Project (City of Elizabeth),
 Series 1998A, 6.375% 2031
 First Mortgage Rev. Fixed-Rate Bonds (Fellowship                                 2,000            2,398
 Village Project), Series 1995A, 9.25% 2025 (Preref. 2005)
 First Mortgage Rev. Ref. Bonds (Fellowship Village
 Project):
  Series 1998A:
   5.10% 2008                                                                     1,250            1,217
   5.20% 2009                                                                     1,000              967
   5.30% 2010                                                                     1,000              963
    Tax-Exempt Term Bonds:
     5.50% 2018                                                                   1,000              914
     5.50% 2025                                                                   1,000              883
 First Mortgage Rev. Bonds (Fellowship Village Project):
 Series 1998C:
  5.50% 2018                                                                      1,000              909
  5.50% 2028                                                                      1,500            1,312
 Retirement Community Rev. Bonds (Seabrook Village,                               9,000            9,224
 Inc. Fac.), Series 2000 A, 8.25% 2030
 Winchester Gardens at Ward Homestead Project,
 Series 1996A:
   8.50% 2016                                                                     1,000            1,070
   8.625% 2025                                                                    3,000            3,211


New Mexico  -  1.18%
Dona Ana County, Improvement Dist. Bonds, (Santa Teresa
 Improvement Dist.):
 Airport Road Business Center, Phase III,                                         2,215            2,240
 Series 2001A 8.375% 2021
 Border Industrial Park, Phase I & II,                                            5,560            5,620
 Series 2001B 8.875% 2021


New York  -  4.47%
Dormitory Auth.:
 Cert. of Part., on behalf of the City University of                              1,475            1,631
 New York, as Lessee (John Jay College of Criminal
 Justice Project Ref.), 6.00% 2006
 Mental Health Services Fac. Improvement Rev. Bonds,                              1,930            2,032
 Series 1998C, 5.00% 2010
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City),                                         1,000            1,098
 1996 Series A Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                       800              851
 1997 Series C, 5.10% 2009
City of New York:
 G.O. Bonds, Fiscal 2001 Series F:
  5.00% 2008                                                                      2,000            2,118
  5.00% 2009                                                                      2,510            2,655
 Industrial Dev. Agcy., AMT:
  Industrial Dev. Rev. Bonds (Brooklyn Navy Yard                                  2,000            2,092
 Cogeneration Partners, L.P. Project), Series 1997,
 6.20% 2022
  Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY),                          2,300            2,353
 Inc. Project), 7.55% 2005
Onondaga County Industrial Dev. Agcy., Solid Waste
 Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard
 LLC Project), Series 1998, AMT:
 6.80% 2014                                                                       1,500            1,530
 7.00% 2030                                                                       5,500            5,596
Port Auth. of New York and New Jersey, Special Project
 Bonds, Series 4, AMT, KIAC Partners Project:
 7.00% 2007                                                                       1,500            1,589
 6.75% 2011                                                                       4,000            4,266
Suffolk County Industrial Dev. Agcy., Continuing                                  2,000            2,009
Care Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030


North Carolina  -  2.45%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  7.25% 2007                                                                      1,500            1,686
  7.00% 2008                                                                      1,000            1,124
  6.125% 2009                                                                     3,950            4,260
  6.00% 2022                                                                      1,000            1,032
  6.00% 2026                                                                      1,000            1,029
 Ref. Series 1999A, 5.20% 2010                                                    2,000            2,042
 Ref. Series 1999B:
  5.55% 2014                                                                      1,000            1,017
  5.70% 2017                                                                      2,000            2,018
 Series 1999 D, 6.75% 2026                                                        1,000            1,076
Municipal Power Agcy. Number 1, Catawba Electric Rev.                             1,000            1,064
 Bonds, Series 1999B, 6.50% 2020


North Dakota  -  0.13%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A, AMT,                                 910              900
 5.25% 2018


Ohio  -  1.58%
The Student Loan Funding Corp., Cincinnati, Student Loan                            145              146
 Rev. Ref. Bonds, Series 1991A, AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay                            4,000            3,447
 Shore Power Project), Series 1998 A, AMT, 5.875% 2020
City of Cleveland, Airport Special Rev. Bonds
 (Continental Airlines, Inc. Project):
 Series 1998, 5.375% 2027                                                         1,000              801
 Series 1999, AMT, 5.70% 2019                                                     1,500            1,314
County of Montgomery, Hospital Facs. Rev. Bonds
 (Kettering Medical Center Network Obligated Group),
 Series 1999:
 6.75% 2018                                                                       1,000            1,036
 6.75% 2022                                                                       1,000            1,018
County of Richland, Hospital Fac. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                      1,000            1,054
 6.375% 2030                                                                      1,750            1,737


Oklahoma  -  1.46%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds
 (Langston Community Dev. Corp. Project), Series 2000A:
 7.40% 2017                                                                       2,710            2,679
 7.75% 2030                                                                       6,050            6,061
Trustees of the Tulsa Municipal Airport Trust,                                    1,000            1,006
 Rev. Bonds, Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  1.77%
City of Klamath Falls (Klamath Cogeneration Project),
 Series 1999:
 5.75% 2013                                                                       2,000            1,945
 5.875% 2016                                                                      4,500            4,337
 6.00% 2025                                                                       5,750            5,520


Pennsylvania  -  3.40%
Health Care Fac. Rev. Bonds (Redstone Presbyterian                                4,000            4,129
 SeniorCare Obligated Group), Fixed Rate Rev. Bonds,
 Series 2000B, 8.125% 2030
Housing Fin. Agcy., Rev. Bonds, Single Housing Family                             1,400            1,448
 Mortgage, Series 1997-58A, AMT, 5.85% 2017
Allegheny County Hospital Dev. Auth., Health System                               2,000            2,074
 Rev. Bonds (West Penn Allegheny Health System),
 Series 2000B, 9.25% 2030
Lehigh County, General Purpose Auth. Rev. Bonds                                   1,000            1,072
 (KidsPeace Obligated Group), ACA Insured, 5.70% 2009
Hospitals and Higher Education Facs.
Auth. of Philadelphia:
 Frankford Hospital, Series A, 6.00% 2014 (Escrowed                                 500              532
 to Maturity)
 Hospital Rev. Bonds (Temple University Hospital),                                1,000              981
 Series of 1997, 5.70% 2009
Philadelphia Auth. for Industrial Dev., Rev. Bonds
 (Cathedral Village Project), Series of 1998:
 5.30% 2007                                                                       1,145            1,128
 5.50% 2010                                                                       1,000              962
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds
 (Moses Taylor Hospital Project), Series 1997:
 5.75% 2006                                                                       1,585            1,519
 5.80% 2007                                                                       1,680            1,594
 5.90% 2008                                                                       1,730            1,635
 6.00% 2009                                                                         940              886
 6.10% 2011                                                                       2,005            1,871
 6.20% 2017                                                                       1,000              893
Westmoreland County Industrial Dev. Auth., Variable                               2,000            1,954
 Rate Rev. Bonds (Nat'l Waste and Energy Corp.; Valley
 Landfill Expansion Project), Series 1993, AMT,
 5.10% 2018


Rhode Island  -  0.31%
Housing and Mortgage Fin. Corp., Homeownership                                    2,000            2,041
 Opportunity Bonds, Series 9-B-1, AMT, 5.55% 2013


South Carolina  -  1.86%
Tobacco Settlement Rev. Management Auth., Tobacco                                 2,500            2,569
 Settlement Asset-Backed Bonds, Series 2001B, 6.00% 2022
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                              8,000            7,393
 1999A Ref. Series, 5.25% 2015
York County, Pollution Control Facs. Rev. Bonds                                   2,300            2,458
 (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006


Tennessee  -  0.38%
Health and Educational Facs. Board of the Metropolitan                            1,160              955
 Government of Nashville and Davidson County, Rev. Ref.
 Bonds, Series 1998, 5.65% 2024
Memphis-Shelby County Airport Auth., Special Facs. Rev.                           1,500            1,548
 Bonds (Federal Express Corp.), Series 1984, 7.875% 2009


Texas  -  5.07%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds                            1,500            1,659
 (American Airlines, Inc. Project), Series 1990, AMT,
 7.00% 2011
Bell County Health Facs. Dev. Corp., Retirement Fac.                              1,000              920
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998, 5.25% 2028
Brazos River Auth., Collateralized Pollution Control                              2,000            2,022
 Rev. Ref. Bonds (Texas Utilities Electric Co. Project),
 Series 1995B, AMT, 5.05% 2030 (Put 2006)
Industrial Dev. Corp. of Port of Corpus Christi, Rev.
 Ref. Bonds (Valero Refining and Marketing Co. Project):
 Series 1997D, AMT, 5.125% 2009                                                   5,250            5,178
 Series C, 5.40% 2018                                                             1,000              957
Donna Independent School Dist. (Hidalgo County),                                  1,000            1,015
 Unlimited Tax School Building Bonds, Series 1998,
 5.20% 2018
Fort Worth International Airport Fac. Improvement Corp.,                          3,000            3,126
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Healthcare                                 4,100            4,319
 System), Series 2001A, 6.375% 2029
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A:
 5.625% 2014                                                                      1,500            1,575
 5.50% 2020                                                                       2,850            2,868
Hidalgo County Health Services Corp., Hospital Rev.
 Bonds, (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                       2,365            2,425
 6.75% 2016                                                                       1,000              955
Matagorda County, Navigation Dist. Number One, Rev. Ref.                          2,500            2,443
 Bonds (Houston Lighting & Power Co. Project),
 Series 1997, AMT, AMBAC Insured, 5.125% 2028
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                             4,740            4,353
 6.125% 2023


Utah  -  0.72%
Housing Fin. Agcy., Single Family Mortgage Bonds, AMT:
 1997 Series G-2, Class III, 5.60% 2010                                             805              837
 1998 Series G-2, Class III, 4.90% 2012                                             865              877
 1999 Series B-2, Class III, 5.10% 2012                                             990            1,010
 1999 Series C-3, Class III, 5.60% 2013                                           1,310            1,362
 Federally Insured or Guaranteed Mortgage Loans,                                    695              725
 1999 Issue D, AMT, 5.60% 2013


Virginia  -  2.28%
Dulles Town Center Community Dev. Auth. (Loudoun County),                         4,000            3,963
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community
 Rev. Bonds (Greenspring Village, Inc. Fac.),
 Series 1999 A:
 6.75% 2012                                                                       1,500            1,573
 7.50% 2029                                                                       4,000            4,190
Gateway Community Dev. Auth. (Prince William County),                             2,000            1,969
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth. of the County of Henrico, Solid                               500              477
 Waste Disposal Rev. Bonds (Browning-Ferris Industries
 of South Atlantic, Inc. Project), Series 1995, AMT,
 5.30% 2011 (Put 2005)
Heritage Hunt Commercial Community Dev. Auth. (Prince                             1,000            1,044
 William County), Special Assessment Bonds, Series 1999B,
 7.00% 2029
Pocahontas Parkway Association, Route 895 Connector Toll
 Road Rev. Bonds, Series 1998A:
 5.25% 2008                                                                       1,100            1,065
 5.00% 2011                                                                       1,000              925


Wisconsin  -  1.40%
Housing and Econ. Dev. Auth., Housing Rev. Bonds,                                 1,000            1,016
 1993 Series B, AMT, 5.30% 2006
City of Oconto Falls, Community Dev. Auth., Dev. Rev.
 Bonds (Oconto Falls Tissue, Inc. Project),
 Series 1997, AMT:
 7.75% 2022                                                                       8,800            7,463
 8.125% 2022 /1/                                                                    990              869



                                                                                                 628,193



                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)

Short-Term Securities - 5.69%
City and County of Denver, G.O. Various Purpose Bonds,                            1,000            1,000
 Series 1999B, 4.75% 2001
Gulf Coast Waste Disposal Auth., Texas, Environmental
 Facs. Rev. Bonds (ExxonMobil Project), AMT:
 Series 2001A, 2.85% 2030 /3/                                                     1,000            1,000
 Series 2001B, 2.85% 2025 /3/                                                     3,900            3,900
Hampton, Virginia,  Redev. and Housing Auth.,                                       200              200
 Multifamily Housing Rev. Bonds, 1996 Series (Avalon
 Pointe Project), AMT, 2.70% 2026 /3/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                          3,500            3,528
 Series 2001, 3.50% 2002
State of Kentucky, Asset/Liability Commission, General                            5,000            5,061
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 2002
Lincoln County, Wyoming, Pollution Control Rev. Bonds                             2,100            2,100
 (Exxon Project), Series 1984A, 2.70%  2014 /3/
County of Los Angeles, 2001-2002 Tax and Rev.                                     4,500            4,546
 Anticipation Notes, Series A, 3.75% 2002
Madison County, Illinois, Environmental Improvement Rev.                          2,400            2,400
 Bonds (Shell Wood River Refining Co. Project),
 Series 1997, AMT, 2.85% 2032 /3/
Maryland Health and Higher Educational Facs. Auth.,                               3,600            3,600
 Pooled Loan Program Rev. Bonds, Series D, 2.60% 2029 /3/
The Commonwealth of Massachusetts, G.O. Bond                                      3,000            3,002
 Anticipation Notes, 2000 Series A, 5.00% 2001
State of New Mexico, 2001-2002 Tax and Rev.                                       3,000            3,037
 Anticipation Notes, Series 2001, 4.00% 2002
North Carolina Medical Care Commission Variable Rate                              1,800            1,800
 Hospital Rev. Bonds (Pooled Fncg. Project),
 Series 1996A, 2.75% 2016 /3/
State of Texas, Tax and Rev. Anticipation Notes,                                  1,800            1,801
 Series 2000, 5.25% 2001
State of Wyoming, General Fund Tax and Rev.                                       1,000            1,008
 Anticipation Notes, Series 2001A, 3.50% 2002
                                                                                                  37,983


TOTAL INVESTMENT SECURITIES: (cost: $657,717,000)                                                666,176
Excess of cash and receivables over payables                                                         787

NET ASSETS                                                                                      $666,963

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified
     institutional buyers; resale to the public may require registration.
/2/ Company not making interest payments;
    bankruptcy proceedings pending.
/3/ Coupon rate changes periodically; the
    date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS

Statements of assets and liabilities
at July 31, 2001                                                       (dollars in      thousands)

Assets:
Investment securities at market
 (cost: $657,717)                                                                         $666,176
Cash                                                                                         1,023
Receivables for -
 Sales of investments                                                       $1,000
 Sales of fund's shares                                                      2,037
 Interest                                                                   10,690          13,727
                                                                                           680,926

Liabilities:
Payables for -
 Purchases of investments                                                   11,190
 Repurchases of fund's shares                                                  880
 Dividends on fund's shares                                                  1,305
 Management services                                                           223
 Other expenses                                                                365          13,963
Net assets at July 31, 2001                                                               $666,963

 Total authorized capital stock -
   200,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                              $650,411
  Shares outstanding                                                                    42,374,830
  Net asset value per share                                                                 $15.35
 Class B shares:
  Net assets                                                                               $10,894
  Shares outstanding                                                                       709,720
  Net asset value per share                                                                 $15.35
 Class C shares:
  Net assets                                                                                $4,176
  Shares outstanding                                                                       272,030
  Net asset value per share                                                                 $15.35
 Class F shares:
  Net assets                                                                                $1,482
  Shares outstanding                                                                        96,560
  Net asset value per share                                                                 $15.35




Statement of operations
for the year ended July 31, 2001                                       (dollars in      thousands)
Investment income:
Income:
 Interest                                                                                  $37,807

Expenses:
 Management services fee                                                     2,451
 Distribution expenses - Class A                                             1,780
 Distribution expenses - Class B                                                56
 Distribution expenses - Class C                                                 7
 Distribution expenses - Class F                                                 1
 Transfer agent fee - Class A                                                  165
 Transfer agent fee - Class B                                                    2
 Administrative services fees - Class C                                          2
 Administrative services fees - Class F                                          1
 Reports to shareholders                                                        28
 Registration statement and prospectus                                         158
 Postage, stationery and supplies                                               31
 Directors' fees                                                                22
 Auditing and legal fees                                                        42
 Custodian fee                                                                  12
 Taxes other than federal income tax                                            11
 Other expenses                                                                 94           4,863
Net investment income                                                                       32,944

Realized loss and unrealized
 appreciation on investments:
Net realized loss                                                                              (36)
  Net unrealized appreciation                                                               19,734
 Net realized loss and
  unrealized appreciation
  on investments                                                                            19,698
Net increase in net assets resulting
 from operations                                                                           $52,642


Statements of changes in net assets                                    (dollars in      thousands)


                                                                        Year ended        July 31,
                                                                               2001            2000
Operations:
Net investment income                                                      $32,944         $30,190
Net realized loss on investments                                               (36)         (6,554)
Net unrealized appreciation (depreciation)
 on investments                                                             19,734         (14,814)
 Net increase in net assets
  resulting from operations                                                 52,642           8,822
Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
 Class A                                                                   (32,744)        (30,284)
 Class B                                                                      (270)            (18)
 Class C                                                                       (33)              -
 Class F                                                                       (15)              -
Distributions from net realized gain on investments:
 Class A                                                                         -          (1,028)
  Total dividends and distributions                                        (33,062)        (31,330)

Capital share transactions:
Proceeds from shares sold                                                  215,865         180,415
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                          20,280          20,208
Cost of shares repurchased                                                (140,379)       (190,669)
 Net increase in net assets resulting
  from capital share transactions                                           95,766           9,954
Total increase (decrease) in net assets                                    115,346         (12,554)

Net assets:
Beginning of year                                                          551,617         564,171
End of year (including
 undistributed net investment
 income: $64 and $68,
 respectively)                                                            $666,963        $551,617


See Notes to Financial Statements


Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.
On August 1, 2001, the fund will begin amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

Class Allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.
As of July 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $657,717,000.

Net unrealized appreciation on investments aggregated $8,459,000; $23,418,000 related to appreciated securities and $14,959,000 related to depreciated securities. For the year ended July 31, 2001, the fund realized tax basis net capital losses of $167,000. The fund had available at July 31, 2001, a net capital loss carryforward totaling $6,620,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has deferred, for tax purposes, to fiscal year ending July 31, 2002, the recognition of capital losses totaling $169,000 which were realized during the period November 1, 2000 through July 31, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $2,451,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% on the fund's monthly gross investment income. For the year ended July 31, 2001, the management services fee was equivalent to an annualized rate of 0.407% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limits for Class shares is not exceeded. For the year ended July 31, 2001, aggregate distribution expenses were limited to $1,780,000, or 0.30% of average daily net assets attributable to Class A shares. As of July 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $109,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended July 31, 2001, aggregate distribution expenses were $56,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended July 31, 2001, aggregate distribution expenses were $7,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended July 31, 2001, aggregate distribution expenses were $1,000, or 0.25% of average daily net assets attributable to Class F shares.
As of July 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $212,000.

AFD received $306,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended July 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $167,000 was incurred during the year ended July 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of July 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $12,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended July 31, 2001, total fees under the agreement were $3,000. As of July 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $1,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of July 31, 2001, the cumulative amount of these liabilities was $25,000. Directors fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $181,541,000 and $103,028,000, respectively, during the year ended July 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended July 31, 2001, the custodian fee of $12,000 includes $4,000 that was paid by these credits rather than in cash.

For the year ended July 31, 2001, the fund reclassified $114,000 from undistributed net realized gains to additional paid-in-capital to reflect permanent differences between book and tax reporting.

As of July 31, 2001, net assets consisted of the following:

                                                                                 (dollars in thousands)
Capital paid in on shares of beneficial interest                                                  $665,211
Undistributed net investment income                                                                     64
Accumulated net realized loss                                                                       (6,771)
Net unrealized appreciation                                                                          8,459
Net assets                                                                                        $666,963

Capital share transactions in the fund were as follows:

                                                                              Year ended     July 31, 2001
                                                                            Amount (000)           Shares
Class A Shares:
  Sold                                                                        $  199,249       13,256,036
  Reinvestment of dividends and distributions                                     20,047        1,332,347
  Repurchased                                                                   (138,032)      (9,188,783)
   Net increase in Class A                                                        81,264        5,399,600
Class B Shares: /1/
  Sold                                                                             9,884          656,159
  Reinvestment of dividends and distributions                                        199           13,211
  Repurchased                                                                     (1,171)         (77,890)
   Net increase in Class B                                                         8,912          591,480
Class C Shares: /2/
  Sold                                                                             4,325          285,173
  Reinvestment of dividends and distributions                                         22            1,461
  Repurchased                                                                       (221)         (14,604)
   Net increase in Class C                                                         4,126          272,030
Class F Shares: /2/
  Sold                                                                             2,407          159,012
  Reinvestment of dividends and distributions                                         12              807
  Repurchased                                                                       (955)         (63,259)
   Net increase in Class F                                                         1,464           96,560
Total net increase in fund                                                    $   95,766        6,359,670

                                                                              Year ended     July 31, 2000
                                                                            Amount (000)           Shares
Class A Shares:
  Sold                                                                        $  178,540       12,024,123
  Reinvestment of dividends and distributions                                     20,193        1,360,381
  Repurchased                                                                   (190,515)     (12,841,704)
   Net increase in Class A                                                         8,218          542,800
Class B Shares: /1/
  Sold                                                                             1,875          127,641
  Reinvestment of dividends and distributions                                         15            1,043
  Repurchased                                                                       (154)         (10,444)
   Net increase in Class B                                                         1,736          118,240
Class C Shares: /2/
  Sold                                                                               -                -
  Reinvestment of dividends and distributions                                        -                -
  Repurchased                                                                        -                -
   Net increase in Class C                                                           -                -
Class F Shares: /2/
  Sold                                                                               -                -
  Reinvestment of dividends and distributions                                        -                -
  Repurchased                                                                        -                -
   Net increase in Class F                                                           -                -
Total net increase in fund                                                    $    9,954          661,040

/1/ Class B shares were not offered
before March 15, 2000.
/2/ Class C and Class F shares were not
 offered before March 15, 2001.


Per-Share Data and Ratios

                                                                 Class A

                                                              Year ended      July 31,
                                                                     2001          2000          1999          1998     1997
Net Asset Value, Beginning of Year                                $14.87        $15.49        $16.12        $15.90   $15.23

 Income from Investment Operations :
  Net investment income                                          .83 (1)       .82 (1)           .81           .84      .87
  Net gains (losses) on securities                               .48 (1)     (.58) (1)          (.54)          .26      .80
 (both realized and unrealized)
   Total from investment operations                                 1.31           .24           .27          1.10     1.67
 Less Distributions :
  Dividends (from net investment income)                            (.83)         (.83)         (.82)         (.84)    (.86)
  Distributions (from capital gains)                                   -          (.03)         (.08)         (.04)    (.14)
   Total distributions                                              (.83)         (.86)         (.90)         (.88)   (1.00)

Net Asset Value, End of Year                                      $15.35        $14.87        $15.49        $16.12   $15.90

Total Return (2)                                                    9.14%         1.61%         1.63%         7.05%   11.36%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                              $650          $550          $564          $464     $316
 Ratio of expenses to average net assets                             .80%          .80%          .78%          .79%     .87%
 Ratio of net income to average net assets                          5.50%         5.53%         5.09%         5.19%    5.51%


                                                                 Class B                     Class C       Class F
                                                                    Year
                                                                   ended   March 15 to   March 15 to   March 15 to
                                                               July 31,      July 31,      July 31,      July 31,
                                                                    2001      2000 (3)      2001 (3)      2001 (3)
Net Asset Value, Beginning of Period                              $14.87        $14.79        $15.11        $15.11

 Income from Investment Operations :
  Net investment income (1)                                          .71           .23           .25           .27
  Net gains on securities                                            .50           .14           .25           .25
 (both realized and unrealized) (1)
   Total from investment operations                                 1.21           .37           .50           .52

 Less Distributions :
  Dividends (from net investment income)                            (.73)         (.29)         (.26)         (.28)
  Distributions (from capital gains)                                   -             -             -             -
   Total distributions                                              (.73)         (.29)         (.26)         (.28)

Net Asset Value, End of Period                                    $15.35        $14.87        $15.35        $15.35

Total Return (2)                                                    8.45%         3.16%         3.34%         3.50%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $11            $2            $4            $1
 Ratio of expenses to average net assets                            1.48%          .55%          .59%          .37%
 Ratio of net income to average net assets                          4.72%         1.77%         1.75%         1.98%


Supplemental Data - All Classes


                                                              Year ended      July 31,
                                                                     2001          2000          1999          1998     1997
Portfolio turnover rate                                            18.23%        33.20%        16.67%        16.38%   15.31%

1) Based on average shares outstanding.
2) Total returns exclude all sales charges, including contingent deferred sales charges.
3) Based on operations for the period shown and, accordingly, not representative of a full year.

Report of Independent Accountants

To the Board of Directors and Shareholders of American High-Income Municipal Bond Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund, Inc. (the "Fund") at July 31, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for the each of the periods presented in conformity with accounting principles generally accepted in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
August 31, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. 99.9% of the dividends paid from net investment income qualify as exempt-interest dividends.
Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

Investment Portfolio, July 31, 2001

[begin pie chart]
Texas (TX)                                                                              11.63%
Michigan (MI)                                                                            8.49%
Illinois (IL)                                                                            7.47%
California (CA)                                                                          7.23%
New York (NY)                                                                            7.10%
North Carolina (NC)                                                                      5.21%
Washington (WA)                                                                          4.42%
District of Columbia (DC)                                                                4.12%
Louisiana (LA)                                                                           3.51%
Pennsylvania (PA)                                                                        2.80%
Other states                                                                            33.30%
Cash & Equivalents                                                                       4.72%
[end pie chart]

                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)

Fixed-Income Securities  - 95.28%
Alabama  -  0.97%
Industrial Dev. Board of the City of Butler, Pollution                           $3,000         $  3,051
 Control Ref. Rev. Bonds (James River Project),
 Series 1993, 5.50% 2005


Alaska  -  1.73%
Industrial Dev. and Export Auth. Power Rev. Bonds
 (Snettisham Hydroelectric Project), First Series,
 AMBAC Insured, AMT:
 5.25% 2005                                                                         930              971
 5.25% 2005 (Escrowed to Maturity)                                                   70               74
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2009                                                                       1,000            1,048
 5.60% 2010                                                                       1,000            1,048
Student Loan Corp., Student Loan Rev. Bonds,                                      2,140            2,277
 2000 Series A, AMT, AMBAC Insured, 5.65% 2010


Arizona  -  0.94%
Industrial Dev. Auth. of the County of Maricopa,                                  1,950            1,914
 Health Fac. Rev. Bonds (Catholic Healthcare West
 Project), 1998 Series A, 4.30% 2005
City of Phoenix, Senior Lien Street and Highway User                              1,000            1,038
 Rev. Ref. Bonds, Series 1993, 5.00% 2008


California  -  7.23%
Pollution Control Fncg. Auth., Solid Waste Disposal                               3,500            3,462
 Ref. Rev. Bonds (USA Waste Services, Inc. Project),
 Series 1998A, AMT, 5.10% 2018 (Put 2008) /1/
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                                 4,000            4,025
 Communities, LP), Series 1998A-1, AMT, 5.05% 2025
 (Put 2008) /1/
 Cert. of Part. (Catholic Healthcare West Project),                                 915              966
 1999 Series A, 6.00% 2009
Association of Bay Area Governments:
 Fin. Auth. for Nonprofit Corps., Ref. Rev. Cert. Of
 Part. (Episcopal Homes Foundation), Series 1998:
  5.00% 2007                                                                      1,405            1,449
  5.00% 2008                                                                      2,455            2,521
 Fin. Auth. Taxable Rev. Ref. Cert. of Part. (American
 Baptist Homes of the West Facs. Project), Series 1997B:
  5.25% 2007                                                                        740              720
  5.50% 2007                                                                        915              878
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium
 of the Pacific Project), 1995 Series A:
 5.75% 2005 (Escrowed to Maturity)                                                3,500            3,819
 5.75% 2006 (Preref. 2005) /1/                                                      780              865
County of Los Angeles, Capital Asset Leasing Corp.,                                 695              721
 Cert. of Part. (Marina del Rey), 1993 Series A,
 6.25% 2003
Sacramento Cogeneration Auth., Cogeneration Project Rev.                          1,200            1,300
 Bonds (Procter & Gamble Project), 1995 Series, 7.00% 2004
City of Torrance, Hospital Rev. Bonds (Torrance Memorial
 Medical Center), Series 2001A:
 4.70% 2009                                                                       1,010            1,014
 4.80% 2010                                                                         940              945


Colorado  -  1.33%
Housing and Fin. Auth., Single Family Program Senior                                365              374
 Bonds, 1995 Series C-2, 5.625% 2009
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 5.45% 2002                                                                         100              100
 5.75% 2007                                                                       2,585            2,599
University of Colorado Hospital Auth., Hospital Ref.                              1,000            1,092
 Rev. Bonds, Series 1997A, AMBAC Insured, 5.50% 2007


Connecticut  -  0.51%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
 1996 Series A, (Escrowed to Maturity): /2/
 6.25% 2002                                                                         500              519
 6.375% 2004                                                                        995            1,089


Delaware  -  0.65%
Economic Dev. Auth., Pollution Control Ref. Rev. Bonds                            2,000            2,054
 (Delmarva Power & Light Co. Project), Series 2001C,
 AMBAC Insured, 4.90% 2026 (Put 2011) /1/


District of Columbia  -  4.12%
G.O. Ref. Bonds:
 Series 1993D, FGIC Insured:
  5.10% 2002 (Escrowed to Maturity)                                                 932              960
  5.10% 2002                                                                         68               70
 Series 1999, FSA Insured:
  5.50% 2009                                                                      2,555            2,779
  5.50% 2009 (Escrowed to Maturity)                                                 195              214
Fixed Rate Rev. Bonds (National Academy of Sciences                               1,065            1,119
 Project), Series 1999A, AMBAC Insured, 5.00% 2007
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group,
 Inc. Issue), Series 1997A, MBIA Insured, (Escrowed
 to Maturity):
 6.00% 2006                                                                       1,000            1,109
 6.00% 2007                                                                       1,250            1,399
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington Hospital
 Center Projects): /1/
 Series 2001B, 6.625% 2031 (Put 2005)                                             2,000            2,089
 Series 2001D, 6.875% 2031 (Put 2007)                                             3,000            3,187


Florida  -  1.78%
Dade County, Resource Recovery Fac. Ref. Rev. Bonds,                              3,500            3,835
 Series 1996, AMT, AMBAC Insured, 6.00% 2006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.                           1,500            1,512
 Bonds, Series 1999A (Shell Point/Alliance Obligated
 Group, Shell Point Village Project), 5.25% 2005
Meadow Pointe II, Community Dev. Dist. (Pasco County),                              225              226
 Capital Improvement Rev. Bonds, Series 1998A, 5.25% 2003


Hawaii  -  0.68%
Cert. of Part. (Kapolei State Office Building),                                   1,000            1,050
 1998 Series A, AMBAC Insured, 5.00% 2005
Housing and Community Dev. Corp. of Hawaii, Single                                1,000            1,073
 Family Mortgage Purchase Rev. Bonds, Series 2000 A,
 AMT, 5.90% 2008


Idaho  -  0.90%
Housing and Fin. Association, Single Family Mortgage
 Bonds, AMT:
 1998 Series C-2, 5.25% 2011                                                        445              458
 1998 Series E-3, 5.125% 2011                                                       620              636
 1998 Series H, 4.65% 2012                                                        1,135            1,146
 1998 Series I-2, 4.70% 2012                                                        570              574


Illinois  -  7.47%
Health Facs. Auth., Rev. Bonds:
 Series 1997A, (Advocate Health Care Network):
  5.50% 2004                                                                      1,250            1,314
  5.10% 2005                                                                      1,815            1,899
 Series 1998A:
  5.00% 2006 (Escrowed to Maturity)                                                 980            1,043
  5.00% 2006                                                                        750              783
 Series 2000:
  5.25% 2007                                                                      1,000            1,058
  5.30% 2008                                                                      2,000            2,118
 Series 1998 (Centegra Health System), 5.50% 2007                                 2,480            2,579
 Series 1997A (Highland Park Hospital Project),                                   1,490            1,609
 FGIC Insured, 5.50% 2005
 Series 1998 (Northwestern Medical Faculty Foundation,                            1,810            1,935
 Inc.), MBIA Insured,  5.25% 2006
 OSF Healthcare System:
  Series 1993, 5.25% 2001                                                         2,300            2,311
  Series 1999:
   5.25% 2005                                                                       855              891
   5.375% 2006                                                                      900              944
   5.50% 2008                                                                     1,000            1,052
 Series 1997A (Victory Health Services), 5.25% 2004                               1,755            1,808
Housing Dev. Auth., Multi-family Housing Bonds,                                   1,165            1,198
 1992 Series A, 6.55% 2003
City of Chicago, Chicago O'Hare International Airport,                            1,000              915
 Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.
 Project), Series 1999B, AMT, 5.20% 2011


Indiana  -  1.89%
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group, Series 1999D, 5.50% 2008                                1,000            1,081
 Clarian Health Partners, Inc., Series 1996A,                                     1,000            1,064
 MBIA Insured, 5.25% 2008
Housing Fin. Auth., Multi-family Housing Rev. Bonds                               1,400            1,438
 (Indiana Affordable Housing, Inc.), Series 1999A,
 5.40% 2009
Boone County Hospital Association, Lease Rev. Bonds,                              1,200            1,257
 Series 2001, FGIC Insured, 5.00% 2009
Hospital Auth. of St. Joseph County, Health System                                1,010            1,094
 Bonds (Memorial Health System), Series 1998A,
 MBIA Insured, 5.50% 2008


Iowa  -  0.99%
Fin. Auth., Hospital Facs. Rev. Bonds:
 Series 1998A (Iowa Health System), MBIA Insured,                                 1,895            2,025
 5.25% 2007
 Series 1999 (Mercy Medical Center Project),                                      1,000            1,075
 FSA Insured, 5.30% 2009


Kentucky  -  2.46%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),                              3,000            3,153
 Series 2000A, MBIA Insured, 6.125% 2010
 Hospital System Ref. and Improvement Rev. Bonds,
 (Appalachian Regional Healthcare, Inc. Project),
 Series 1997:
  5.20% 2004                                                                      1,000              943
  5.40% 2006                                                                      1,500            1,371
  5.50% 2007                                                                        465              419
City of Ashland, Pollution Control Ref. Rev. Bonds,                               1,750            1,848
 Series 1999 (Ashland Inc. Project), 5.70% 2009


Louisiana  -  3.51%
Public Facs. Auth., Hospital Rev. and Ref. Bonds                                  4,500            4,856
 (Franciscan Missionaries of Our Lady Health System
 Project), Series 1998A, FSA Insured, 5.50% 2006
Jefferson Parish Hospital Service Dist. No. 2, Parish                             1,000            1,053
 of Jefferson, Hospital Rev. Bonds, Series 1998,
 FSA Insured, 5.00% 2005
Plaquemines Port, Harbor and Terminal Dist., Marine                               3,000            3,054
 Terminal Facs. Rev. Ref. Bonds (Electro-Coal Transfer
 Corp. Project), Series 1985 C, 5.00% 2007
Parish of St. Charles, Pollution Control Rev. Ref.                                2,000            2,051
 Bonds (Entergy Louisiana, Inc. Project), Series 1999-C,
 5.35% 2029 (Put 2003) /1/


Maine  -  1.58%
Educational Loan Marketing Corp., Senior Student Loan
 Rev. Bonds, Series 1994A-4, AMT:
 5.95% 2003                                                                       1,000            1,051
 6.05% 2004                                                                       1,500            1,583
Housing Auth., Mortgage Purchase Bonds, 1994 Series E,                              880              894
 6.30% 2002
Student Loan Rev. Ref. Bonds, Series 1992A-1, AMT:
 6.20% 2003                                                                         515              529
 6.30% 2004                                                                         880              904


Maryland  -  0.64%
G.O. Bonds, State and Local Facs. Loan of 2000,                                   1,000            1,101
 Series F, 5.50% 2008
Community Dev. Administration, Dept. of Housing and                                 895              909
 Community Dev., Single Family Program Bonds,
 1994 First Series, 5.70% 2017 (2004) /1/


Massachusetts  -  2.26%
Educational Fncg. Auth., Education Loan Rev. and Ref.                             2,335            2,528
 Bonds, Issue G, Series 2000A, AMT, MBIA Insured,
 5.55% 2008
Industrial Fin. Agcy. Resource Recovery Rev. Ref.                                 1,550            1,575
 Bonds (Ogden Haverhill Project), Series 1998A, AMT,
 5.15% 2007
Port Auth. Special Facs. Rev. Bonds (United Air Lines,                            3,000            2,999
 Inc. Project), Series 1999A, AMT,
 5.75% 2029 (Put 2007) /1/


Michigan  -  8.49%
Hospital Fin. Auth.:
 Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group,
 AMBAC Insured:
   Series 1993B, 5.00% 2006                                                       1,000            1,054
   Series 1997A, 5.00% 2006                                                       1,000            1,058
  Genesys Health System Obligated Group,                                          1,375            1,496
 Series 1995A, 7.20% 2003 (Escrowed to Maturity)
  Hackley Hospital Obligated Group, Series 1998A,                                 1,140            1,121
 4.90% 2007
  Henry Ford Health System, Series 1999A, 5.50% 2008                              1,000            1,063
  MidMichigan Obligated Group, Series 1997A, FSA Insured,                         2,775            3,008
 5.50% 2007
  Pontiac Osteopathic, Series 1994A, 5.375% 2006                                  3,695            3,517
  Sinai Hospital of Greater Detroit, Series 1995,                                 2,000            1,988
 6.00% 2008
 Variable Rate Rev. Bonds (Ascension Health
 Credit Group): /1/
  Series 1999B-3, 5.30% 2033 (Put 2006)                                           5,000            5,162
  Series 1999B-4, 5.375% 2033 (Put 2007)                                          2,000            2,067
Housing Dev. Auth., Rental Housing Rev. Bonds,                                    1,200            1,260
 1992 Series A, AMBAC Insured, 6.40% 2005
City of Detroit, G.O. Refunding Bonds (Unlimited Tax):
 Series 1995-A, 6.25% 2004                                                        1,000            1,064
 Series 1995-B, 6.75% 2003                                                        2,000            2,105
City of Flint Hospital Building Auth., Rev. Ref. Bonds                              680              682
 (Hurley Medical Center), Series 1998A, 5.00% 2003


Minnesota  -  0.47%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                 1,475            1,485
 2000 Series H, AMT, 4.25% 2006


Nebraska  -  0.35%
Hospital Auth. No. 1 of Lancaster County, Rev. Bonds,                             1,070            1,094
 Series 1991A (Sisters of Charity Health Care Systems,
 Inc.), MBIA Insured, 6.375% 2005


Nevada  -  1.30%
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds,                          2,000            2,124
 Series December 1, 2000A, 5.00% 2009
Housing Division, Single Family Mortgage Bonds,                                     855              876
 1998 Series B-1, 5.20% 2011
City of Henderson, Health Fac. Rev. Bonds (Catholic                               1,050            1,087
 Healthcare West), 1998 Series A, 6.20% 2009


New Jersey  -  0.83%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds
 (Fellowship Village Project), Series 1998A:
 5.00% 2006                                                                       1,275            1,263
 5.05% 2007                                                                       1,375            1,351


New Mexico  -  0.16%
Educational Assistance Foundation, Student Loan Rev.                                490              513
 Bonds, Subordinate 1992 Series One-B, AMT, 6.85% 2005


New York  -  7.10%
Dormitory Auth.:
 Center for Nursing & Rehabilitation, Inc.,                                         635              646
 FHA-Insured Mortgage Nursing Home Rev. Bonds,
 Series 1997, 4.75% 2007
 Mental Health Services Facs. Improvement Rev. Bonds,
 Series 1997B:
  6.00% 2007                                                                        995            1,098
  6.00% 2007 (Escrowed to Maturity)                                                   5                6
 Secured Hospital Rev. Ref. Bonds:
  Saint Agnes Hospital, Series 1998A, 4.80% 2006                                  1,000            1,044
  Wyckoff Heights Medical Center, Series 1998H,                                   1,000            1,059
 5.125% 2008
Housing Fin. Agcy., Health Facs. Rev. Bonds (New York                             5,450            5,984
 City), 1996 Series A Ref., 6.00% 2006
Port Auth. of New York and New Jersey, Special Project                            2,000            2,075
 Bonds (Delta Air Lines, Inc. Project), LaGuardia
 Airport Passenger Terminal, Series 1R, 6.95% 2008
Castle Rest Residential Health Care Fac., FHA-Insured                             1,170            1,242
 Mortgage Rev. Bonds,  Series 1997A, 4.875% 2007
Cert. of Part., City University of  New York (John Jay                            1,500            1,659
 College of Criminal Justice Project Ref.), 6.00% 2006
City of New York, G.O. Bonds:
 Fiscal 1997 Series L, MBIA Insured, 5.625% 2007                                  1,000            1,093
 Fiscal 2001 Series B, MBIA Insured:
  4.80% 2008                                                                      2,000            2,094
  4.90% 2009                                                                      1,000            1,051
  5.50% 2010                                                                      1,000            1,092
 Fiscal 2001 Series D, 5.50% 2009                                                 1,000            1,091
 Fiscal 2001 Series F, 5.00% 2010                                                 1,000            1,055


North Carolina  -  5.21%
Eastern Municipal Power Agcy., Power System Rev.
 Bonds, Ref.:
 Series 1993B:
  6.00% 2005 (2003) /1/                                                           1,330            1,387
  6.125% 2009                                                                     1,750            1,888
 Series 1993C, 5.50% 2007                                                         3,550            3,698
Municipal Power Agcy. Number 1, Catawba Electric Rev.
 Bonds, Series 1992:
 5.90% 2003                                                                       1,000            1,028
 6.00% 2004                                                                       3,525            3,681
 6.00% 2005                                                                       1,250            1,303
 MBIA Insured, 6.00% 2010                                                         3,000            3,374


Ohio  -  0.70%
The Student Loan Funding Corp., Cincinnati, Student Loan                          1,000            1,009
 Rev. Bonds, Series 1988B-3, AMT, AMBAC Insured,
 5.125% 2005
County of Knox, Hospital Facs. Ref. Rev. Bonds,                                   1,155            1,179
 Series 1998 (Knox Community Hospital), Asset Guaranty
 Insured, 4.70% 2008


Oklahoma  -  0.76%
Industries Auth., Health System Rev. Ref. Bonds                                   1,300            1,387
 (INTEGRIS Health), Series 1995D, AMBAC Insured,
  5.25% 2006
Trustees of the Tulsa Municipal Airport Trust, Rev.                               1,000            1,007
 Bonds, Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008) /1/


Pennsylvania  -  2.80%
Hospitals and Higher Education Facs. Auth. Of
 Philadelphia, Hospital Rev. Bonds (Jefferson Health
 System), Series 1997 A:
 5.50% 2006                                                                       2,045            2,160
 5.50% 2008                                                                       1,000            1,058
Philadelphia Auth. for Industrial Dev., Airport Rev.                              3,410            3,617
 Bonds (Philadelphia Airport System Project), Series
 1998A, AMT, FGIC Insured, 5.25% 2009
Westmoreland County Indust. Dev. Auth., Variable Rate                             2,000            1,954
 Rev. Bonds (National Waste and Energy Corp.; Valley
 Landfill Expansion Project), Series 1993, AMT,
 5.10% 2018 (Put 2009) /1/


Puerto Rico  -  0.79%
Children's Trust Fund, Tobacco Settlement Asset-Backed                            2,355            2,482
 Bonds, Series 2000, 5.75% 2020


Rhode Island  -  0.43%
Student Loan Auth., Student Loan Rev. Ref. Bonds,                                 1,300            1,338
 Series 1992B, AMT, 6.90% 2003 (2001) /1/

South Carolina  -  0.52%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds,                                  1,490            1,622
 Series 2000 A-2, AMT, FSA Insured, 5.875% 2009


South Dakota  -  0.87%
Housing Dev. Auth., Homeownership Mortgage Bonds:
 1996 Series A, 5.50% 2010                                                          360              368
 2000 Series H, 5.00% 2009                                                        1,300            1,353
 2001 Series C, 4.55% 2010                                                        1,000            1,003


Tennessee  -  0.34%
Metropolitan Government of Nashville and Davidson County,                         1,000            1,052
 G.O. Multi-Purpose Improvement Bonds, Series 1997A,
 5.125% 2010


Texas  -  11.63%
Board of Regents of the Texas A&M University System,                              2,000            2,111
 Rev. Fncg. System Bonds, 5.10% 2010
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998:
 5.00% 2005                                                                       1,330            1,364
 5.00% 2007                                                                       1,470            1,495
Bexar County, Tax-Exempt Venue Project Rev. Bonds,                                2,000            2,178
 Series 2000, MBIA Insured, 5.50% 2009
Brazos River Auth., Collateralized Pollution Control
 Rev. Ref. Bonds (Texas Utilities Electric Co.
 Project), AMT: /1/
 Series 1994B, 5.40% 2029 (Put 2006)                                              1,000            1,019
 Series 1995B, 5.05% 2030 (Put 2006)                                              3,000            3,033
Fort Worth Independent School Dist. (Tarrant County),                             3,560            3,746
 School Building Unlimited Tax Bonds, Series 2001A,
 5.00% 2011
Fort Worth International Airport Fac. Improvement Corp.,                          2,000            2,084
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007) /1/
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds:
  Memorial Hermann Hospital System Project, Series 1998,                          1,000            1,065
 FSA Insured, 5.25% 2008
  Memorial Hospital System Project, Series 1997A,
 MBIA Insured:
   6.00% 2009                                                                     3,215            3,576
   6.00% 2010                                                                     1,500            1,676
 Hospital Rev. Ref. Bonds, Children's Hospital Project,                           1,000            1,083
 Series 1995, MBIA Insured, 6.00% 2004 (Escrowed
 to Maturity)
 Rev. Bonds (St. Lukes Episcopal Hospital),                                       1,000            1,066
 Series 2001A, 5.50% 2011
Jefferson County, Health Facs. Dev. Corp.,                                        1,000            1,003
Baptist Hospitals of Southeast Texas, FHA-Insured
 Mortgage Rev. Bonds, Series 2001, AMBAC Insured,
 4.50% 2010
City of Houston, Airport System, Subordinate Lien Rev.                            2,500            2,643
 Bonds, Series 1998B, AMT, FGIC Insured, 5.25% 2009
City of San Antonio, Electric and Gas Systems Rev.
 Ref. Bonds:
 Series 1997, 5.30% 2011                                                          3,500            3,692
 Series 1998B, 5.125% 2009                                                        2,455            2,604
Tarrant County, Health Facs. Dev. Corp., Health Resources                         1,000            1,056
 Systems Rev. Bonds, Series 1997A, MBIA Insured,
 5.50% 2007


Utah  -  0.79%
Housing Fin. Agcy. (Federally Insured or Guaranteed
 Mortgage Loans):
 Single Family Mortgage Purchase Ref. Bonds,                                        455              475
 Series 1996, 5.45% 2004
 Single Family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012 /1/                                                    315              321
  1998 Issue E-1, 5.25% 2012 /1/                                                    330              337
  1998 Issue F-2, 4.25% 2008                                                      1,335            1,334


Vermont  -  0.84%
Educational and Health Buildings Fncg. Agcy. Hospital                             2,500            2,635
 Rev. Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007


Virginia  -  1.41%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, 2000 Series A-1, 5.55% 2008                         1,175            1,252
 Rental Housing Bonds, 2000 Series D, 5.50% 2008                                  1,070            1,139
Industrial Dev. Auth. of the City of Norfolk, Hospital                            1,000            1,069
 Rev. Bonds (Daughters of Charity National Health System
 DePaul Medical Center), Series 1992A,6.50% 2007 (
Escrowed to Maturity)
Pocahontas Parkway Association, Route 895 Connector                               1,000              975
 Toll Road Rev. Bonds, Senior Current Interest Bonds,
 Series 1998A, 5.25% 2007


Virgin Islands  -  1.57%
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds                             4,765            4,922
 (Matching Fund Loan Notes), Series 1998 A, 5.20% 2010


Washington  -  4.42%
Various Purpose G.O. Bonds, Series 2000B, 6.00% 2010                              1,130            1,271
Health Care Facs. Auth., Weekly Rate Demand Rev.                                  1,000            1,097
 Bonds (Virginia Mason Medical Center), 1997 Series A,
 MBIA Insured, 6.00% 2006
Public Power Supply System, Nuclear Project No. 2 Ref.
 Rev. Bonds:
 Series 1997B, 5.50%  2006                                                        1,000            1,076
 Series 1998A, 5.00%  2005                                                        1,000            1,049
King County, Limited Tax G.O. Bonds (Baseball Stadium),                           3,710            4,058
 1997 Series D, 5.60% 2009
Snohomish County, Limited Tax G.O. Bonds, 2001, 5.00% 2010                        5,015            5,308


Wisconsin  -  1.86%
G.O. Ref. Bonds of 1998, Series 2, 5.00% 2008                                     1,000            1,060
Health and Educational Facs. Auth.:
 Rev. Bonds, Series 1999 (The Monroe Clinic, Inc.),                               1,010              998
 4.60% 2008
 Var. Rate Hospital Rev. Bonds (Charity Obligated Group,                          3,560            3,766
 Daughters of Charity National Health Sys.),
 Series 1997D, 4.90% 2015 (Put 2005) /1/

                                                                                                 298,992



                                                                                    Principal    Market
                                                                                       Amount     Value
                                                                                        (000)     (000)

Short-Term Securities - 4.54%
City of Farmington, New Mexico, Pollution Control Rev.                            1,000            1,000
 Ref. Bonds (Arizona Public Service Co. Four Corners
 Project), 1994 Series A, 2.75% 2024 /3/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                          1,500            1,512
 Series 2001, 3.50% 2002
Jackson County, Mississippi, Pollution Control Ref. Rev.                          1,900            1,900
 Bonds (Chevron U.S.A. Inc. Project), Series 1992,
 2.70% 2023 /3/
State of Kentucky, Asset/Liability Commission, General                            1,000            1,012
 Fund Tax and Rev. Anticipation Notes, 2001 Series A,
 4.00% 2002
Nebraska Hospital Auth. No. 1 of Lancaster County,                                1,300            1,300
 Variable Rate Health Facs. Rev. Bonds (Immanuel Health
 Systems - Williamsburg Project), Series 2000A,
 2.80% 2030 /3/
State of New Mexico, 01-02 Tax and Rev. Anticipation                              2,000            2,025
 Notes, Series 2001, 4.00% 2002
North Carolina Medical Care Commission Variable Rate                              1,400            1,400
 Hospital Rev. Bonds (Pooled Fncg. Project),
 Series 1996A, 2.75% 2016 /3/
State of Texas, Tax and Rev. Anticipation Notes,                                  1,800            1,803
 Series 2000, 5.25% 2001
State of Wyoming, General Fund Tax and Rev. Anticipation                          1,000            1,008
 Notes, Series 2001A, 3.50% 2002
State of Wyoming, Uinta County, Pollution Control Rev.                            1,300            1,300
 Ref. Bonds (AMOCO Project), Series 1998, 2.75% 2026 /3/
                                                                                                  14,260


TOTAL INVESTMENT SECURITIES: (cost: $304,294,000)                                                313,252
Excess of cash and receivables over payables                                                         577

NET ASSETS                                                                                      $313,829

/1/ Valued on the basis of the effective maturity -
 that is, the date at which the
    security is expected to be called or
    refunded by the issuer.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Coupon rate changes periodically; the
 date of the next scheduled
    coupon rate change is considered to
 be the maturity date.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at July 31, 2001                                                        (dollars in      thousands)

Assets:
Investment securities at market
 (cost: $304,294)                                                                          $313,252
Cash                                                                                             70
Receivables for -
 Sales of fund's shares                                                      $3,683
 Interest                                                                     3,715           7,398
                                                                                            320,720
Liabilities:
Payables for -
 Purchases of investments                                                     4,533
 Repurchases of fund's shares                                                 1,801
 Dividends on fund's shares                                                     324
 Management services                                                            101
 Other expenses                                                                 132           6,891
Net Assets at July 31, 2001                                                                $313,829

 Total authorized capital stock - unlimited
   shares, $1.00 par value
 Class A shares:
  Net assets                                                                               $305,786
  Shares outstanding                                                                     20,282,450
  Net asset value per share                                                                  $15.08
 Class B shares:
  Net assets                                                                                 $2,494
  Shares outstanding                                                                        165,404
  Net asset value per share                                                                  $15.08
 Class C shares:
  Net assets                                                                                 $4,009
  Shares outstanding                                                                        265,923
  Net asset value per share                                                                  $15.08
 Class F shares:
  Net assets                                                                                 $1,540
  Shares outstanding                                                                        102,174
  Net asset value per share                                                                  $15.08

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended July 31, 2001                                        (dollars in      thousands)
Investment Income:
Income:
 Interest                                                                                   $13,378

Expenses:
 Management services fee                                                      1,025
 Distribution expenses - Class A                                                807
 Distribution expenses - Class B                                                 14
 Distribution expenses - Class C                                                  6
 Distribution expenses - Class F                                                  1
 Transfer agent fee - Class A                                                    51
 Transfer agent fee - Class B                                                     1
 Administrative services fees - Class C                                           1
 Administrative services fees - Class F                                           1
 Reports to shareholders                                                         55
 Registration statement and prospectus                                          128
 Postage, stationery and supplies                                                12
 Trustees' fees                                                                  19
 Auditing and legal fees                                                         42
 Custodian fee                                                                    5
 Taxes other than federal income tax                                              4
 Other expenses                                                                   6
 Total expenses before reimbursement                                          2,178
  Reimbursement of expenses                                                     127           2,051
Net investment income                                                                        11,327

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                               396
Net unrealized appreciation                                                                  11,802
 Net realized gain and
  unrealized appreciation
  on investments                                                                             12,198
Net Increase in Net Assets Resulting
 from Operations                                                                            $23,525




STATEMENT OF CHANGES IN NET ASSETS                                      (dollars in      thousands)


                                                                      Year ended July 31,
                                                                                2001            2000
Operations:
Net investment income                                                       $11,327         $11,843
Net realized gain (loss) on investments                                         396          (1,337)
Net unrealized appreciation (depreciation)
 on investments                                                              11,802          (2,771)
 Net increase in net assets
  resulting from operations                                                  23,525           7,735
Dividends Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                    (11,306)        (11,848)
 Class B                                                                        (46)             (4)
 Class C                                                                        (17)              -
 Class F                                                                         (5)              -
  Total dividends                                                           (11,374)        (11,852)

Capital Share Transactions:
Proceeds from shares sold                                                   141,223         143,484
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                            8,134           8,453
Cost of shares repurchased                                                 (106,055)       (172,075)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                            43,302         (20,138)
Total Increase (Decrease) in Net Assets                                      55,453         (24,255)

Net Assets:
Beginning of year                                                           258,376         282,631
End of year (including distributions in excess of net
 investmetn income and undistributed net investment
 income: $1 and $46,
 respectively)                                                             $313,829        $258,376


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in fixed-income securities with effective maturities between three and 10 years.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

On August 1, 2001, the fund will begin amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on August 1, 2001.

Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

Class Allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of July 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $304,294,000. Net unrealized appreciation on investments aggregated $8,958,000; $9,573,000 related to appreciated securities and $615,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 2001. The fund had available at July 31, 2001, a net capital loss carryforward totaling $2,795,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,025,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% on the fund's monthly gross investment income. For the year ended July 31, 2001, the management services fee was equivalent to an annualized rate of 0.376% of average daily net assets. The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. Fee reductions were $127,000 for the year ended July 31, 2001.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limits for Class A shares is not exceeded. For the year ended July 31, 2001, aggregate distribution expenses were limited to $807,000, or 0.30% of average daily net assets attributable to Class A shares.

As of July 31, 2001, unreimbursed expenses that remain subject to reimbursement totaled $503,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended July 31, 2001, aggregate distribution expenses were $14,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended July 31, 2001, aggregate distribution expenses were $6,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended July 31, 2001, aggregate distribution expenses were $1,000, or 0.25% of average daily net assets attributable to Class F shares.

As of July 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $86,000.

AFD received $113,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended July 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $52,000 was incurred during the year ended July 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of July 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $8,000.

ADMINISTRATIVE SERVICES FEES <UNDEF> The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended July 31, 2001, total fees under the agreement were $2,000. As of July 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $1,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of July 31, 2001, the cumulative amount of these liabilities was $33,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities of $94,436,000 and $55,575,000, respectively, during the year ended July 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank.

For the year ended July 31, 2001, the custodian fee of $5,000 includes $4,000 that was paid by these credits rather than in cash.

As of July 31, 2001, net assets consisted of the following:

see excel S:\Template\capitalshr transactions
Capital share transactions in the fund were as follows:

                                                                    (dollars in thousands)
Capital paid in on shares of beneficial interest                                     $307,667
Distributions in excess of net investment income                                           (1)
Accumulated net realized loss                                                          (2,795)
Net unrealized appreciation                                                             8,958
Net assets                                                                           $313,829


                                                                 Year ended July 31, 2001
                                                               Amount (000)           Shares
Class A Shares:
  Sold                                                           $  132,019        8,952,431
  Reinvestment of dividends and distributions                         8,078          547,212
  Repurchased                                                      (104,121)      (7,077,728)
   Net increase (decrease) in Class A                                35,976        2,421,915
Class B Shares: /1/
  Sold                                                                3,709          251,676
  Reinvestment of dividends and distributions                            40            2,738
  Repurchased                                                        (1,921)        (130,017)
   Net increase  in Class B                                           1,828          124,397
Class C Shares: /2/
  Sold                                                                3,959          265,097
  Reinvestment of dividends and distributions                            12              829
  Repurchased                                                           -                 (3)
   Net increase  in Class C                                           3,971          265,923
Class F Shares: /2/
  Sold                                                                1,536          102,759
  Reinvestment of dividends and distributions                             4              310
  Repurchased                                                           (13)            (895)
   Net increase in Class F                                            1,527          102,174
Total net increase (decrease) in fund                            $   43,302        2,914,409



                                                                 Year ended July 31, 2000
                                                               Amount (000)           Shares
Class A Shares:
  Sold                                                           $  142,783        9,945,084
  Reinvestment of dividends and distributions                         8,450          589,816
  Repurchased                                                      (171,956)     (12,004,361)
   Net increase (decrease) in Class A                               (20,723)      (1,469,461)
Class B Shares: /1/
  Sold                                                                  701           49,100
  Reinvestment of dividends and distributions                             3              232
  Repurchased                                                          (119)          (8,325)
   Net increase  in Class B                                             585           41,007
Class C Shares: /2/
  Sold                                                                  -                -
  Reinvestment of dividends and distributions                           -                -
  Repurchased                                                           -                -
   Net increase  in Class C                                             -                -
Class F Shares: /2/
  Sold                                                                  -                -
  Reinvestment of dividends and distributions                           -                -
  Repurchased                                                           -                -
   Net increase in Class F                                              -                -
Total net increase (decrease) in fund                            $  (20,138)      (1,428,454)


/1/ Class B shares were not offered
 before March 15, 2000.
/2/ Class C and Class F shares were
 not offered before March 15, 2001.


Per-Share Data and Ratios

                                                                Class A       Class A   Class A
                                                                   Year     ended      July 31,
                                                                    2001          2000      1999
Net Asset Value, Beginning of Year                               $14.43        $14.62    $14.85

 Income from Investment Operations :
  Net investment income                                         .62 /1/       .73 /1/       .61

  Net gains/(losses) on securities (both                        .65 /1/     (.30) /1/      (.23)
    realized and unrealized)

   Total from investment operations                                1.27           .43       .38

 Less Distributions :
  Dividends (from net investment income)                           (.62)         (.62)     (.61)

   Total distributions                                             (.62)         (.62)     (.61)

Net Asset Value, End of Year                                     $15.08        $14.43    $14.62

Total Return /2/                                                   8.99%         3.09%     2.59%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                             $306          $258      $283

 Ratio of expenses to average net assets /4/                        .75%          .75%      .75%

 Ratio of net income to average net assets                         4.18%         5.08%     4.12%



                                                                Class A       Class A
                                                             Year ended      July 31,
                                                                    1998          1997
Net Asset Value, Beginning of Year                               $14.79        $14.36

 Income from Investment Operations :
  Net investment income                                             .66           .68

  Net gains/(losses) on securities (both                            .06           .43
    realized and unrealized)

   Total from investment operations                                 .72          1.11

 Less Distributions :
  Dividends (from net investment income)                           (.66)         (.68)

   Total distributions                                             (.66)         (.68)

Net Asset Value, End of Year                                     $14.85        $14.79

Total Return /2/                                                   4.95%         7.96%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                             $227          $203

 Ratio of expenses to average net assets /4/                        .75%          .75%

 Ratio of net income to average net assets                         4.40%         4.70%


                                                                Class B       Class B
                                                             Year ended   March 15 to
                                                               July 31,      July 31,
                                                                   2001      2000 /3/
Net Asset Value, Beginning of Period                             $14.43        $14.27

 Income from Investment Operations :
  Net investment income /1/                                         .48           .24

  Net gains/(losses) on securities (both                            .69           .13
     realized and unrealized) /1/
   Total from investment operations                                1.17           .37

 Less Distributions :
  Dividends (from net investment income)                           (.52)         (.21)

   Total distributions                                             (.52)         (.21)

Net Asset Value, End of Period                                   $15.08        $14.43

Total Return /2/                                                   8.24%         2.59%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $2            $1

 Ratio of expenses to average net assets                      1.59% /4/      .61% /4/

 Ratio of net income to average net assets                         3.24%         1.84%


                                                                Class C       Class F
                                                            March 15 to   March 15 to
                                                               July 31,      July 31,
                                                               2001 /3/      2001 /3/
Net Asset Value, Beginning of Period                             $14.92        $14.92

 Income from Investment Operations :
  Net investment income /1/                                         .15           .16

  Net gains/(losses) on securities (both                            .17           .19
     realized and unrealized) /1/
   Total from investment operations                                 .32           .35

 Less Distributions :
  Dividends (from net investment income)                           (.16)         (.19)

   Total distributions                                             (.16)         (.19)

Net Asset Value, End of Period                                   $15.08        $15.08

Total Return /2/                                                   2.14%         2.34%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $4            $2

 Ratio of expenses to average net assets                            .75%          .60%

 Ratio of net income to average net assets                         1.05%         1.18%


Supplemental Data - All Classes
                                                                   Year     ended      July 31,
                                                                    2001          2000      1999
Portfolio turnover rate                                           21.42%        34.38%    17.00%

                                                             Year ended July 31,
                                                                    1998          1997
Portfolio turnover rate                                           34.07%        31.89%


/1/ Based on average shares outstanding.

/2/ Total returns exclude all sales charges, including contingent deferred sales charges.

/3/ Based on operations for the period shown and, accordingly, not representative of a full year.

/4/ Had CRMC not waived management services fees, the fund's expense ratio would have been 0.80%, 0.81%, 0.77%, 0.83%, and 0.83% for the fiscal years ended 2001, 2000, 1999, 1998, and 1997, respectively,for Class A and 1.60% and 0.71% for the fiscal year ended 2001 and 2000, repesctively, for Class B.


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for the each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
August 31, 2001


TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. 99.99% of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                    PART C
                              OTHER INFORMATION
                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary filed with the State of Maryland on 1/18/02
(b) By-laws as amended 3/21/00
(c) Form of share certificate - previously filed (see P/E Amendment No. 23 filed 10/29/97; No. 27 filed 3/14/00; No. 29 filed 3/13/01)
(d) Form of Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 23 filed 10/29/97; No. 27 filed 3/14/00)
(e-1) Amended and Restated Principal Underwriting Agreement
(e-2) Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement
(f) None
(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 23, 10/29/97; No. 30, 10/26/01)
(h) Amended and Restated Administrative Services Agreement; and
Amended Shareholder Services Agreement dated 7/1/01
(i) Legal opinion for Class R-5 Shares
(j) Consent of Independent Auditors
(k) None
(l) Initial capital agreements - previously filed (see P/E Amendment No. 23 filed 10/29/97)
(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 23 filed 10/29/97; No. 27 filed 3/14/00; No. 29 filed 3/13/01)
(n) Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25.  INDEMNIFICATION

  Registrant is a joint-insured under Investment Advisor/Mutual fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself if not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding unless it is established that:
(i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

ITEM 25.  INDEMNIFICATION (CONTINUED)

   Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any other rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation, or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VI of the Articles of Incorporation of the Fund provides that "Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office."

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                             (2)             (3)



       NAME AND PRINCIPAL          POSITIONS AND OFFICES         POSITIONS AND OFFICES

          BUSINESS ADDRESS           WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug              Vice President                None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                Vice President                None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison           Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President                None



       Steven L. Barnes            Senior Vice President         None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer               Vice President                None



       Michelle A. Bergeron        Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.         Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair             Senior Vice President         None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard           Vice President                None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell               Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower           Senior Vice President         None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                  Vice President                None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns              Vice President                None



       Cody Callaway               Regional Vice President       None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle         Regional Vice President       None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll           Regional Vice President       None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey              Vice President                None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato           Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin       Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin            Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton              Senior Vice President         None



L      Larry P. Clemmensen         Director                      None



L      Kevin G. Clifford           Director, President and Co-Chief    None

                                   Executive Officer



H      Cheri Coleman               Assistant Vice President      None



       Ruth M. Collier             Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh             Vice President                None



       Carlo O. Cordasco           Regional Vice President       None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer         Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin            Regional Vice President       None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty        Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker               Regional Vice President       None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis        Vice President                None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.       Regional Vice President       None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester         Senior Vice President         None



       Thomas J. Dickson           Regional Vice President       None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella          Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge               Senior Vice President         None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran              Director, Executive Vice President    None

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer           Secretary                     Vice President



       Michael J. Dullaghan        Regional Vice President       None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan            Senior Vice President         None



       Robert W. Durbin            Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President         None



       Timothy L. Ellis            Regional Vice President       None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor               Senior Vice President         None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick             Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner            Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner            Assistant Vice President      None



B      Evelyn K. Glassford         Vice President                None



       Jack E. Goldin              Regional Vice President       None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner          Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.          Director                      Chairman and Director



B      Mariellen Hamann            Vice President                None



       Derek S. Hansen             Regional Vice President       None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper             Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris             Vice President                None



       Robert J. Hartig, Jr.       Regional Vice President       None

       8504 Scenic View Drive, Apt. 103

       Fishers, IN 46038



       Steven J. Hipsley           Regional Vice President       None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey            Senior Vice President         None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish             Vice President                None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston         Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan            Senior Vice President         None



       John P. Keating             Regional Vice President       None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock               Vice President                None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



       Dianne L. Koske             Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc           Regional Vice President       None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis               Vice President                None



       T. Blake Liberty            Vice President                None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                Regional Vice President       None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy              Vice President                None



I      Kelle Lindenberg            Assistant Vice President      None



       Louis K. Linquata           Regional Vice President       None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace          Director                      None



       Brendan T. Mahoney          Regional Vice President       None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa          Director, Senior Vice President   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President         None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar           Director, Senior Vice President   None



       James R. McCrary            Regional Vice President       None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre           Senior Vice President         None



S      John V. McLaughlin          Senior Vice President         None



       Terry W. McNabb             Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade              Regional Vice President       None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief           Regional Vice President       None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe              Vice President                None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus              Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson               Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson            Regional Vice President       None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace               Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry             Regional Vice President       None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke             Regional Vice President       None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips            Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim         Assistant Vice President      None



       Carl S. Platou              Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior            Vice President                None



       Mark S. Reischmann          Regional Vice President       None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman           Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President                None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth               Vice President                None



L      James F. Rothenberg         Director                      None



       Douglas F. Rowe             Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey        Vice President                None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                 Assistant Vice President      None



       Dean B. Rydquist            Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson           Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro             Regional Vice President       None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti         Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield        Regional Vice President       None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft               Vice President                None



L      R. Michael Shanahan         Director                      None



       Brad Short                  Regional Vice President       None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short              Chairman of the Board and     None

       1000 RIDC Plaza, Suite 212   Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon            Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater             Regional Vice President       None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith             Senior Vice President         None

       5520 Frankford Court

       Dallas, TX  75252



       Anthony L. Soave            Regional Vice President       None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier         Assistant Vice President      None



       Nicholas D. Spadaccini      Vice President                None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo        Assistant Vice President      None



       Daniel S. Spradling         Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein               Assistant Vice President      None



LW     Eric H. Stern               Director                      None



       Brad Stillwagon             Regional Vice President       None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout             Vice President                None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser           Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri        Senior Vice President         None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman             Vice President                None



L      Drew W. Taylor              Vice President                None



       Gary J. Thoma               Regional Vice President       None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson         Regional Vice President       None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey             Vice President                None



I      Christopher E. Trede        Vice President                None



       George F. Truesdail         Senior Vice President         None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale              Regional Vice President       None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss              Regional Vice President       None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



       Thomas E. Warren            Vice President                None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President,        None

                                   Treasurer and Controller



       Gregory J. Weimer           Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                      None



SF     Gregory W. Wendt            Director                      None



       George J. Wenzel            Regional Vice President       None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier             Assistant Vice President      None



SF     N. Dexter Williams, Jr.     Senior Vice President         None



       Timothy J. Wilson           Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly           Vice President                None



H      Marshall D. Wingo           Director, Senior Vice President   None



L      Robert L. Winston           Director, Senior Vice President   None



       William R. Yost             Senior Vice President         None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young           Regional Vice President       None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon             Regional Vice President       None

       2178 Piper Lane

       Tustin, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS (CONTINUED)

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a
                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 15th day of July, 2002.

   THE TAX-EXEMPT BOND FUND OF
   AMERICA, INC.
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on July 15, 2002, by the following persons in the capacities indicated.

         SIGNATURE                                TITLE



(1)      Principal Executive Officer:

          /s/ Neil L. Langberg                               President and Director
            (Neil L. Langberg)

(2)      Principal Financial Officer and Principal Accounting Officer:
          /s/ Anthony W. Hynes                           Treasurer
            (Anthony W. Hynes, Jr.)

(3)      Directors:
         Richard G. Capen, Jr.*                   Director
         H. Frederick Christie*                   Director
         Diane C. Creel*                          Director
         Martin Fenton*                           Director
         Leonard R. Fuller*                       Director
          /s/ Abner D. Goldstine                            Vice Chairman and Director
            (Abner D. Goldstine)
          /s/ Paul G. Haaga, Jr.                             Chairman and Director
            (Paul G. Haaga, Jr.)
          /s/ Neil L. Langberg                                President and Director
            (Neil L. Langberg)
         Richard G. Newman*                       Director
         Frank M. Sanchez*                        Director


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
       /s/ Kristine M. Nishiyama
       (Kristine M. Nishiyama)